UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

405 Lexington Avenue, 55th Floor

New York, New York 10174

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

405 Lexington Avenue, 55th Floor

New York, New York 10174

(Name and address of agent for service)

855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

ALLOCATION OF PORTFOLIO HOLDINGS AS OF APRIL 30, 2014 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2014	$28,952,968	4.0%

2015	74,552,017	10.3%

2016	141,391,322	19.6%

2017	274,429,315	38.0%

2018	94,444,399	13.1%

2019	61,384,739	8.5%

Not Applicable	33,199,599	4.6%

Other(1)	14,058,555	1.9%
	$722,412,914

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Consumer Discretionary	$21,851,613	5.3%

Information Technology	19,797,884	4.8%

Industrials	13,445,887	3.3%

Health Care	13,320,667	3.2%

Financials	11,563,687	2.8%

Energy	11,077,380	2.7%

Consumer Staples	8,245,489	2.0%

Materials	6,977,390	1.7%

Utilities	1,908,418	0.5%

Telecommunication Services	620,966	0.2%

Other(1)	301,704,562	73.5%
	$410,513,943

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2014	$8,565,617	2.8%

2015	29,931,505	9.6%

2016	52,282,764	16.8%

2017	123,855,118	39.8%

2018	36,487,208	11.7%

2019	23,508,225	7.6%

Not Applicable	18,691,361	6.0%

Other(1)	17,780,063	5.7%
	$311,101,861

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Health Care	$1,097,718	0.9%

Information Technology	987,526	0.8%

Consumer Discretionary	542,606	0.4%

Energy	312,163	0.2%

Materials	291,481	0.2%

Industrials	277,039	0.2%

Telecommunication Services	87,280	0.1%

Financials	78,569	0.1%

Consumer Staples	41,328	0.0%

Other(1)	124,533,064	97.1%
	$128,248,774

STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge U.S. Variance Risk Premium Fund - Class I	$174,287,220	67.0%

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	85,674,373	33.0%

Other(1)	(53,177)	0.0%
	$259,908,416

2	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

ALLOCATION OF PORTFOLIO HOLDINGS AS OF APRIL 30, 2014 (Unaudited)

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Consumer Discretionary	$42,116	0.1%

Information Technology	40,535	0.1%

Financials	34,837	0.0%

Telecommunication Services	30,368	0.0%

Materials	27,151	0.0%

Other(1)	76,425,534	99.8%
	$76,600,541

STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	$18,554,186	66.7%

Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I	9,253,757	33.3%

Other(1)	7,355	0.0%
	$27,815,298

(1) Cash, cash equivalents and other assets less liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Information Technology	$80,691	0.2%

Consumer Discretionary	60,597	0.2%

Financials	55,294	0.1%

Materials	9,050	0.0%

Other(1)	38,179,853	99.5%
	$38,385,485

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	3

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND

EVENT LINKED BONDS - 79.6%	PRINCIPAL AMOUNT	FAIR VALUE
FINANCIAL SERVICES - 79.6%

Europe - 4.6%
Atlas Re VII B 3.650%, 01/07/2016 (a)(b)(c)	€2,250,000	$3,199,258
Atlas VI 2011-2 A 8.000%, 04/09/2015 (a)(b)(c)	€1,875,000	2,675,153
Calypso 2011-1 A 4.100%, 01/09/2015 (a)(b)(c)	€5,000,000	7,027,608
Calypso Capital II Class B 2.910%, 01/08/2018 (a)(b)(c)	€2,750,000	3,886,740
Green Fields II 2013-1 A 2.830%, 01/09/2017 (a)(b)(c)	€2,250,000	3,172,101
Pylon II A 5.703%, 05/05/2016 (a)(b)(c)	€1,000,000	1,464,761
Queen Street III 4.770%, 07/28/2014 (a)(b)(c)	$12,000,000	12,076,800

		33,502,421

Global - 16.3%
Blue Danube 2012-1 B 10.757%, 04/10/2015 (a)(b)(c)	2,298,000	2,417,266
Blue Danube II 2013-1 A 4.297%, 05/23/2016 (a)(b)(c)	10,042,000	10,189,115
EOS B 6.500%, 05/26/2014 (a)(b)(c)	1,772,000	1,774,481
Galileo Re 2013-1 7.420%, 01/09/2017 (a)(b)(c)	5,500,000	5,700,475
Kilimanjaro Re 2014-1 Class B 4.520%, 04/30/2018 (a)(b)(c)	13,802,000	13,834,435
Loma Re 2013-1 A 9.770%, 01/08/2018 (a)(b)(c)	2,271,000	2,340,606
Loma Re 2013-1 B 12.020%, 01/08/2018 (a)(b)(c)	6,814,000	7,002,407
Loma Re 2013-1 C 17.020%, 01/08/2018 (a)(b)(c)	11,781,000	12,070,224
Mythen Re 2012-2 A 8.549%, 01/05/2017 (a)(b)(c)	578,000	600,715
Queen Street IV 7.520%, 04/09/2015 (a)(b)(c)	1,181,000	1,211,352
Queen Street V 8.520%, 04/09/2015 (a)(b)(c)	1,181,000	1,220,327
Queen Street VI 10.370%, 04/09/2015 (a)(b)(c)	2,515,000	2,622,265
Queen Street VIII 6.520%, 06/08/2016 (a)(b)(c)	3,250,000	3,309,313
Successor X 2012-1 V-AA3 16.520%, 01/27/2015 (a)(b)(c)	1,293,000	1,324,420
Tradewynd Re 2013-1 1 8.270%, 07/09/2018 (a)(b)(c)	10,357,000	11,395,289
Tradewynd Re 2013-2 3-A 6.270%, 01/09/2017 (a)(b)(c)	12,481,000	12,817,363
Tradewynd Re 2013-2 3-B 7.020%, 01/09/2017 (a)(b)(c)	10,698,000	11,028,033
Tramline Re II 2013-1 A 3.270%, 07/07/2017 (a)(b)(c)	1,750,000	1,764,875
Venterra Re 2013-1 A 3.770%, 01/09/2017 (a)(b)(c)	14,596,000	15,074,019

		117,696,980

	PRINCIPAL AMOUNT	FAIR VALUE
Japan - 2.5%
Kizuna Re II Class A 2.270%, 04/06/2018 (a)(b)(c)	$6,750,000	$6,806,700
Kizuna Re II Class B 2.520%, 04/06/2018 (a)(b)(c)	4,500,000	4,529,250
Nakama Re 2013-1 2.770%, 09/29/2016 (a)(b)(c)	6,500,000	6,587,750

		17,923,700

Mexico - 1.2%
MultiCat Mexico 2012-1 A 8.020%, 12/04/2015 (a)(b)(c)	6,199,000	6,354,595
MultiCat Mexico 2012-1 B 7.770%, 12/04/2015 (a)(b)(c)	1,875,000	1,929,750
MultiCat Mexico 2012-1 C 7.520%, 12/04/2015 (a)(b)(c)	541,000	550,521

		8,834,866

Turkey - 2.5%
Bosphorus 1 Re 2013-1 A 2.520%, 05/03/2016 (a)(b)(c)	18,000,000	17,975,700

United States - 52.5%
Armor Re 2013-1 A 4.250%, 05/14/2014 (a)(b)(c)	9,453,000	9,456,781
Atlas Re VII A 8.103%, 01/07/2016 (a)(b)(c)	1,772,000	1,851,829
Caelus Re 2013-1 A 5.270%, 03/07/2016 (a)(b)(c)	6,021,000	6,097,768
Caelus Re 2013-2 A 6.870%, 04/07/2017 (a)(b)(c)	20,494,000	21,377,291
Citrus Re 2014-1 4.270%, 04/18/2017 (a)(b)(c)	7,052,000	7,069,630
Citrus Re 2014-2 3.770%, 04/24/2017 (a)(b)(c)	1,410,000	1,412,044
Combine Re C 17.770%, 01/07/2015 (a)(b)(c)	1,255,000	1,328,919
Compass Re 2011-1 2 10.270%, 01/08/2015 (a)(b)(c)	4,140,000	4,230,666
Compass Re 2011-1 3 11.270%, 01/08/2015 (a)(b)(c)	4,730,000	4,844,229
East Lane IV 2011-1 B 6.670%, 03/13/2015 (a)(b)(c)	4,238,000	4,358,571
East Lane Re VI 2.770%, 03/14/2018 (a)(b)(c)	14,467,000	14,503,891
Embarcadero Re 2011-1 A 6.654%, 08/04/2014 (a)(b)(c)	3,125,000	3,144,531
Embarcadero Re 2012-1 A 7.401%, 02/13/2015 (a)(b)(c)	1,647,000	1,682,905
Embarcadero Re 2012-2 A 5.020%, 08/07/2015 (a)(b)(c)	10,750,000	11,042,938
Everglades Re 2013-1 A 10.020%, 03/28/2016 (a)(b)(c)	12,600,000	13,330,800
Everglades Re 2014 7.520%, 04/28/2017 (a)(b)(c)	28,200,000	28,228,200
Gator Re 2014 6.520%, 01/09/2017 (a)(b)(c)	13,750,000	13,828,375
Golden State Re 2011-1 3.770%, 01/08/2015 (a)(b)(c)	2,750,000	2,779,700

The accompanying notes are an integral part of these financial statements.	(Continued)

4	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
United States - 52.5% (continued)
Ibis Re II 2013-1 A 4.020%, 06/28/2016 (a)(b)(c)	$3,250,000	$3,309,150
Ibis Re II 2013-1 B 4.520%, 06/28/2016 (a)(b)(c)	4,500,000	4,550,400
Ibis Re II 2013-1 C 8.020%, 06/28/2016 (a)(b)(c)	3,250,000	3,352,050
Johnston Re 2011-1 B 0.000%, 05/08/2014 (a)(b)(c)	2,500,000	2,500,375
Kilimanjaro Re 2014-1 Class A 4.770%, 04/30/2018 (a)(b)(c)	9,269,000	9,285,684
Lakeside Re III 8.020%, 01/08/2016 (a)(b)(c)	10,975,000	11,613,196
Long Point Re III 2013-1 A 4.020%, 05/18/2016 (a)(b)(c)	13,639,000	13,813,579
Merna Re IV 2.520%, 04/08/2016 (a)(b)(c)	6,250,000	6,304,063
Metrocat Re 2013-1 A 4.520%, 08/05/2016 (a)(b)(c)	3,750,000	3,857,250
Mona Lisa Re 2013-2 A 7.320%, 07/07/2017 (a)(b)(c)	16,164,000	17,052,212
Mystic Re III 2012-1 B 12.020%, 03/12/2015 (a)(b)(c)	2,024,000	2,123,986
Mythen Re 2013-1 B 8.020%, 07/09/2015 (a)(b)(c)	9,700,000	9,923,100
Northshore Re 2013-1 A 7.270%, 07/05/2016 (a)(b)(c)	14,621,000	15,148,087
Pelican Re 2013-1 A 6.020%, 05/15/2017 (a)(b)(c)	10,862,000	11,239,998
Queen City 3.520%, 01/06/2017 (a)(b)(c)	10,000,000	10,059,000
Residential Re 2011-1 1 9.020%, 06/06/2015 (a)(b)(c)	1,186,000	1,239,489
Residential Re 2011-1 5 8.770%, 06/06/2015 (a)(b)(c)	577,000	608,360
Residential Re 2011-2 1 8.920%, 12/06/2015 (a)(b)(c)	2,358,000	2,456,800
Residential Re 2012-1 3 10.020%, 06/06/2016 (a)(b)(c)	2,332,000	2,569,048
Residential Re 2012-2 2 5.770%, 12/06/2016 (a)(b)(c)	1,149,000	1,197,143
Residential Re 2012-2 4 19.020%, 12/06/2016 (a)(b)(c)	2,570,000	2,812,608
Residential Re 2013-1 11 8.020%, 06/06/2017 (a)(b)(c)	23,100,000	24,300,045
Residential Re 2013-1 3 9.270%, 06/06/2017 (a)(b)(c)	12,600,000	13,129,830
Residential Re 2013-2 1 20.020%, 12/06/2017 (a)(b)(c)	4,580,000	4,596,259
Residential Re 2013-2 4 5.270%, 12/06/2017 (a)(b)(c)	3,600,000	3,589,200
Riverfront Re 2014 4.020%, 01/06/2017 (a)(b)(c)	4,512,000	4,488,086
Sanders Re 2013-1 A 3.520%, 05/05/2017 (a)(b)(c)	22,000,000	22,159,500
Sanders Re 2013-1 B 4.020%, 05/05/2017 (a)(b)(c)	8,110,000	8,176,908

	PRINCIPAL AMOUNT	FAIR VALUE
United States - 52.5% (continued)
Skyline Re 2014-1 A
14.000%, 01/23/2017 (a)(b)(c)	$1,426,000	$1,442,684
Successor X 2012-1 V-D3 11.020%, 01/27/2015 (a)(b)(c)	591,000	599,097
Tar Heel 2013-1 A 8.520%, 05/09/2016 (a)(b)(c)	8,289,000	8,858,454
Vitality Re V B 2.520%, 01/07/2019 (a)(b)(c)	2,382,000	2,407,964

		379,332,673

TOTAL EVENT LINKED BONDS (Cost $562,719,519)		575,266,340

PARTICIPATION NOTES (QUOTA SHARES) - 13.8%

FINANCIAL SERVICES - 13.8%

Global - 8.1%
Atlas Re X Class A 04/03/2017 (a)(c)(d)	24,789,000	25,629,347
Eden Re 2014-1 04/21/2017 (a)(d)(e) (Cost: $6,250,000; Acquistion Date: 12/31/2013)	6,250,000	6,493,125
Sector Re V 4-A 03/30/2019 (a)(d)(e) (Cost: $17,875,000; Acquistion Date: 04/24/2014)	17,875,000	17,875,000
Sector Re V LTD Series 3 Class A 03/01/2018 (a)(d)(e) (Cost: $38,859; Acquistion Date: 03/19/2013)	38,859	8,789,173

		58,786,645

United States - 5.7%
Sector Re V LTD Series 3 Class F 03/01/2019 (a)(d)(e) (Cost: $35,750,000; Acquistion Date: 03/12/ 2013)	35,750,000	41,101,775

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $84,702,859)		99,888,420

PREFERENCE SHARES (QUOTA SHARES) - 4.6%	SHARES
FINANCIAL SERVICES - 4.6%

Global - 4.6%
Biscayne (Kane Segregated Account Company) (a)(d)(e) (Cost: $12,054,880; Acquistion Date: 04/30/2014)	12,055	12,054,880
Carpathian (Kane Segregated Account Company) (a)(d)(e) (Cost: $2,000,000; Acquistion Date: 02/06/2014)	2,000	2,031,460
Hudson Charles 2 (Mt. Logan Re) (a)(d)(e) (Cost: $8,062,500; Acquistion Date: 04/02/2014)	8,063	8,134,659
Hudson Paul 3 (Mt. Logan Re) (a)(d)(e) (Cost: $8,062,500; Acquistion Date: 04/02/2014)	8,063	8,213,350

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	5

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE

Global - 4.6% (continued)
Lorenz Re Class B (a)(d)(e) (Cost: $2,250,000; Acquistion Date: 03/25/2013)	22,500	$2,765,250

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $32,429,880)		33,199,599

SHORT-TERM INVESTMENTS - 7.1%

Money Market Funds - 7.1%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.05% (f)	10,192,417	10,192,417
First American Government Obligations Fund - Class Z - 0.01% (f)	10,192,418	10,192,418
First American Prime Obligations Fund - Class Z - 0.02% (f)	10,192,418	10,192,418
Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (f)	10,192,417	10,192,417
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (f)	10,192,418	10,192,418

TOTAL SHORT-TERM INVESTMENTS (Cost $50,962,088)		50,962,088

TOTAL INVESTMENTS (Cost $730,814,346) - 105.1%		759,316,447

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%		(36,903,533)

TOTAL NET ASSETS - 100.0%		$722,412,914

Principal amounts stated in U.S. dollars unless otherwise noted.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $708,354,359. Foreign concentration is as follows: Bermuda: 69.0%, Cayman Islands: 23.4%, Ireland: 5.7%.
(b)	Variable rate security. The rate shown is as of April 30, 2014.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2014 was $600,895,687 which represented 83.2% of net assets.
(d)	Non-income producing security.
(e)	Security is restricted to resale. The aggregate value of these securities at April 30, 2014 was $107,458,672 which represents 14.9% of net assets.
(f)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

6	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

EVENT LINKED BONDS - 74.6%	PRINCIPAL AMOUNT	FAIR VALUE
FINANCIAL SERVICES - 74.6%

Europe - 0.5%
Atlas VI 2011-2 A 8.000%, 04/09/2015 (a)(b)(c)	€1,125,000	$1,605,092

Global - 16.6%
Blue Danube 2012-1 B 10.757%, 04/10/2015 (a)(b)(c)	$1,702,000	1,790,334
Blue Danube II 2013-1 A 4.297%, 05/23/2016 (a)(b)(c)	6,958,000	7,059,935
EOS B 6.500%, 05/26/2014 (a)(b)(c)	1,228,000	1,229,719
Galileo Re 2013-1 7.420%, 01/09/2017 (a)(b)(c)	4,000,000	4,145,800
Kilimanjaro Re 2014-1 Class B 4.520%, 04/30/2018 (a)(b)(c)	5,944,000	5,957,968
Loma Re 2013-1 A 9.770%, 01/08/2018 (a)(b)(c)	1,394,000	1,436,726
Loma Re 2013-1 B 12.020%, 01/08/2018 (a)(b)(c)	3,181,000	3,268,955
Loma Re 2013-1 C 17.020%, 01/08/2018 (a)(b)(c)	7,230,000	7,407,496
Mythen Re 2012-2 A 8.549%, 01/05/2017 (a)(b)(c)	422,000	438,585
Queen Street IV 7.520%, 04/09/2015 (a)(b)(c)	819,000	840,048
Queen Street V 8.520%, 04/09/2015 (a)(b)(c)	819,000	846,273
Queen Street VI 10.370%, 04/09/2015 (a)(b)(c)	1,735,000	1,808,998
Queen Street VIII 6.520%, 06/08/2016 (a)(b)(c)	250,000	254,562
Successor X 2012-1 V-AA3 16.520%, 01/27/2015 (a)(b)(c)	957,000	980,255
Tradewynd Re 2013-1 1 8.270%, 07/09/2018 (a)(b)(c)	4,143,000	4,558,336
Tradewynd Re 2013-2 3-A 6.270%, 01/09/2017 (a)(b)(c)	5,019,000	5,154,262
Tradewynd Re 2013-2 3-B 7.020%, 01/09/2017 (a)(b)(c)	4,302,000	4,434,717

		51,612,969

Mexico - 2.1%
MultiCat Mexico 2012-1 A 8.020%, 12/04/2015 (a)(b)(c)	4,801,000	4,921,505
MultiCat Mexico 2012-1 B 7.770%, 12/04/2015 (a)(b)(c)	1,125,000	1,157,850
MultiCat Mexico 2012-1 C 7.520%, 12/04/2015 (a)(b)(c)	459,000	467,078

		6,546,433

United States - 55.4%
Armor Re 2013-1 A 4.250%, 05/14/2014 (a)(b)(c)	5,447,000	5,449,179
Atlas Re VII A 8.103%, 01/07/2016 (a)(b)(c)	1,228,000	1,283,321
Caelus Re 2013-1 A 5.270%, 03/07/2016 (a)(b)(c)	4,229,000	4,282,920

	PRINCIPAL AMOUNT	FAIR VALUE
United States - 55.4% (continued)
Caelus Re 2013-2 A 6.870%, 04/07/2017 (a)(b)(c)	$11,506,000	$12,001,909
Citrus Re 2014-1 4.270%, 04/18/2017 (a)(b)(c)	3,038,000	3,045,595
Citrus Re 2014-2 3.770%, 04/24/2017 (a)(b)(c)	607,000	607,880
Combine Re C 17.770%, 01/07/2015 (a)(b)(c)	945,000	1,000,661
Compass Re 2011-1 2 10.270%, 01/08/2015 (a)(b)(c)	2,860,000	2,922,634
Compass Re 2011-1 3 11.270%, 01/08/2015 (a)(b)(c)	3,270,000	3,348,971
East Lane IV 2011-1 B 6.670%, 03/13/2015 (a)(b)(c)	1,637,000	1,683,573
East Lane Re VI 2.770%, 03/14/2018 (a)(b)(c)	6,340,000	6,356,167
Embarcadero Re 2011-1 A 6.654%, 08/04/2014 (a)(b)(c)	1,875,000	1,886,719
Embarcadero Re 2012-1 A 7.401%, 02/13/2015 (a)(b)(c)	1,253,000	1,280,315
Everglades Re 2013-1 A 10.020%, 03/28/2016 (a)(b)(c)	8,400,000	8,887,200
Everglades Re 2014 7.520%, 04/28/2017 (a)(b)(c)	24,042,000	24,066,042
Gator Re 2014 6.520%, 01/09/2017 (a)(b)(c)	6,026,000	6,060,348
Ibis Re II 2013-1 C 8.020%, 06/28/2016 (a)(b)(c)	2,000,000	2,062,800
Kilimanjaro Re 2014-1 Class A 4.770%, 04/30/2018 (a)(b)(c)	3,991,000	3,998,184
Lakeside Re III 8.020%, 01/08/2016 (a)(b)(c)	8,700,000	9,205,905
Long Point Re III 2013-1 A 4.020%, 05/18/2016 (a)(b)(c)	2,861,000	2,897,621
Mona Lisa Re 2013-2 A 7.320%, 07/07/2017 (a)(b)(c)	1,836,000	1,936,888
Mystic Re III 2012-1 B 12.020%, 03/12/2015 (a)(b)(c)	1,476,000	1,548,914
Mythen Re 2013-1 B 8.020%, 07/09/2015 (a)(b)(c)	300,000	306,900
Northshore Re 2013-1 A 7.270%, 07/05/2016 (a)(b)(c)	5,379,000	5,572,913
Pelican Re 2013-1 A 6.020%, 05/15/2017 (a)(b)(c)	7,388,000	7,645,102
Residential Re 2011-1 1 9.020%, 06/06/2015 (a)(b)(c)	814,000	850,711
Residential Re 2011-1 5 8.770%, 06/06/2015 (a)(b)(c)	423,000	445,990
Residential Re 2011-2 1 8.920%, 12/06/2015 (a)(b)(c)	1,642,000	1,710,800
Residential Re 2012-1 3 10.020%, 06/06/2016 (a)(b)(c)	1,668,000	1,837,552
Residential Re 2012-2 2 5.770%, 12/06/2016 (a)(b)(c)	851,000	886,657
Residential Re 2012-2 4 19.020%, 12/06/2016 (a)(b)(c)	1,780,000	1,948,032
Residential Re 2013-1 11 8.020%, 06/06/2017 (a)(b)(c)	15,400,000	16,200,030

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	7

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
United States - 55.4% (continued)
Residential Re 2013-1 3 9.270%, 06/06/2017 (a)(b)(c)	$8,400,000	$8,753,220
Residential Re 2013-2 1 20.020%, 12/06/2017 (a)(b)(c)	2,420,000	2,428,591
Residential Re 2013-2 4 5.270%, 12/06/2017 (a)(b)(c)	1,900,000	1,894,300
Riverfront Re 2014 4.020%, 01/06/2017 (a)(b)(c)	1,966,000	1,955,580
Sanders Re 2013-1 B 4.020%, 05/05/2017 (a)(b)(c)	6,890,000	6,946,842
Skyline Re 2014-1 A 14.000%, 01/23/2017 (a)(b)(c)	408,000	412,774
Successor X 2012-1 V-D3 11.020%, 01/27/2015 (a)(b)(c)	409,000	414,603
Tar Heel 2013-1 A 8.520%, 05/09/2016 (a)(b)(c)	5,711,000	6,103,346

		172,127,689

TOTAL EVENT LINKED BONDS (Cost $226,559,046)		231,892,183

PARTICIPATION NOTES (QUOTA SHARES) - 13.7%
FINANCIAL SERVICES - 13.7%

Global - 8.5%
Atlas Re X Class A 04/03/2017 (a)(c)(d)	15,211,000	15,726,653
Sector Re V 4-A 03/30/2019 (a)(d)(e) (Cost: $7,125,000; Acquistion Date: 04/24/2014)	7,125,000	7,125,000
Sector Re V LTD Series 3 Class A 03/01/2018 (a)(d)(e) (Cost: $15,489; Acquistion Date: 03/19/2013)	15,489	3,503,376

		26,355,029

United States - 5.2%
Sector Re V LTD Series 3 Class F 03/01/2019 (a)(d)(e) (Cost: $14,250,000; Acquistion Date: 03/12/2013)	14,250,000	16,383,225

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $36,601,489)		42,738,254

PREFERENCE SHARES (QUOTA SHARES) - 6.0%	SHARES
FINANCIAL SERVICES - 6.0%

Global - 6.0%
Biscayne (Kane Segregated Account Company) (a)(d)(e) (Cost: $8,698,115; Acquistion Date: 04/30/2014)	8,698	8,698,115
Carpathian (Kane Segregated Account Company) (a)(d)(e) (Cost: $2,000,000; Acquistion Date: 02/06/2014)	2,000	2,031,460
Hudson Charles 2 (Mt. Logan Re) (a)(d)(e) (Cost: $3,472,000; Acquistion Date: 04/02/2014)	3,472	3,503,075

	SHARES	FAIR VALUE
Global - 6.0% (continued)
Hudson Paul 3 (Mt. Logan Re) (a)(d)(e) (Cost: $3,472,000; Acquistion Date: 04/02/2014)	3,472	$3,536,961
Lorenz Re Class B (a)(d)(e) (Cost: $750,000; Acquistion Date: 03/25/2013)	7,500	921,750

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $18,392,115)		18,691,361

SHORT-TERM INVESTMENTS - 15.7%

Money Market Funds - 15.7%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.05% (f)	9,789,497	9,789,497
First American Government Obligations Fund - Class Z - 0.01% (f)	9,789,497	9,789,497
First American Prime Obligations Fund - Class Z - 0.02% (f)	9,789,497	9,789,497
Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (f)	9,789,497	9,789,497
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (f)	9,789,498	9,789,498

TOTAL SHORT-TERM INVESTMENTS (Cost $48,947,486)		48,947,486

TOTAL INVESTMENTS (Cost $330,500,136) - 110.0%		342,269,284

LIABILTIES IN EXCESS OF OTHER ASSETS - (10.0)%		(31,167,423)

TOTAL NET ASSETS - 100.0%		$311,101,861

Principal amounts stated in U.S. dollars unless otherwise noted.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $293,321,798. Foreign concentration is as follows: Bermuda: 64.8%, Cayman Islands: 27.4%, Ireland: 2.2%.
(b)	Variable rate security. The rate shown is as of April 30, 2014.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2014 was $247,618,836 which represented 79.6% of net assets.
(d)	Non-income producing security.
(e)	Security is restricted to resale. The aggregate value of these securities at April 30, 2014 was $45,702,962 which represents 14.7% of net assets.
(f)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

8	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 25.8%

Automobiles & Components - 0.5%
Delphi Automotive PLC (a)(b)	2,900	$193,836
Ford Motor Co. (b)	13,600	219,640
General Motors Co. (b)	5,700	196,536
Goodyear Tire & Rubber Co. (b)	9,100	229,320
Harley-Davidson, Inc. (b)	2,800	207,032
Johnson Controls, Inc. (b)	4,000	180,560
Tesla Motors, Inc. (b)(c)	2,700	561,303
Thor Industries, Inc. (b)	2,900	176,523

		1,964,750

Banks - 0.5%
BB&T Corp. (b)	6,200	231,446
CIT Group, Inc. (b)	4,200	180,810
Comerica, Inc. (b)	4,000	192,960
Huntington Bancshares, Inc. (b)	2,100	19,236
M&T Bank Corp. (b)	1,600	195,216
Nationstar Mortgage Holdings, Inc. (b)(c)	6,700	219,291
Ocwen Financial Corp. (b)(c)	4,844	183,588
PNC Financial Services Group, Inc. (b)	2,700	226,908
Popular, Inc. (a)(b)(c)	5,945	183,700
Signature Bank - New York (b)(c)	1,500	178,230
Wells Fargo & Co. (b)	5,600	277,984

		2,089,369

Capital Goods - 2.4%
3M Co. (b)	1,800	250,362
Actuant Corp. (b)	5,300	179,458
Acuity Brands, Inc. (b)	1,400	174,398
Alliant Techsystems, Inc. (b)	1,400	201,908
AO Smith Corp. (b)	3,700	173,012
Boeing Co. (b)	1,800	232,236
Caterpillar, Inc. (b)	2,400	252,960
Chicago Bridge & Iron Co. NV (a)(b)	2,559	204,899
Colfax Corp. (b)(c)	2,700	194,346
Cummins, Inc. (b)	1,600	241,360
Danaher Corp. (b)	2,400	176,112
Deere & Co. (b)	2,700	252,018
Dover Corp. (b)	2,002	172,973
Eaton Corp. PLC (b)	2,800	203,392
EnerSys, Inc. (b)	2,600	175,708
Esterline Technologies Corp. (b)(c)	1,600	174,432
Fluor Corp. (b)	2,800	211,960
GATX Corp. (b)	1,500	98,445
General Dynamics Corp. (b)	2,600	284,570
General Electric Co. (b)	8,500	228,565
HD Supply Holdings, Inc. (b)(c)	5,049	130,163
Honeywell International, Inc. (b)	2,100	195,090
Joy Global, Inc. (b)	3,600	217,368
Lennox International, Inc. (b)	2,100	176,043
Lincoln Electric Holdings, Inc. (b)	2,600	173,706
Lockheed Martin Corp. (b)	1,300	213,382
Masco Corp. (b)	9,300	186,837
Navistar International Corp. (b)(c)	7,300	276,889
Nordson Corp. (b)	2,700	200,745
Owens Corning (b)	700	28,595
Pall Corp. (b)	2,500	210,375
Pentair Ltd. (a)(b)	2,300	170,867

	SHARES	FAIR VALUE
Capital Goods - 2.4% (continued)
Precision Castparts Corp. (b)	700	$177,163
Raytheon Co. (b)	2,000	190,960
Rockwell Automation, Inc. (b)	1,600	190,688
Rockwell Collins, Inc. (b)	2,371	184,108
Roper Industries, Inc. (b)	1,451	201,617
SolarCity Corp. (b)(c)	3,400	181,050
Stanley Black & Decker, Inc. (b)	2,000	171,780
Teledyne Technologies, Inc. (b)(c)	1,900	176,434
Terex Corp. (b)	6,000	259,740
Textron, Inc. (b)	5,900	241,310
TransDigm Group, Inc. (b)	1,000	177,870
Trinity Industries, Inc. (b)	3,600	270,216
United Rentals, Inc. (b)(c)	2,700	253,341
United Technologies Corp. (b)	1,900	224,827
Valmont Industries, Inc. (b)	1,200	178,692
Watsco, Inc. (b)	1,900	195,529
WW Grainger, Inc. (b)	700	178,080

		9,716,579

Commercial & Professional Services - 0.1%
ADT Corp. (b)	6,223	188,184
Pitney Bowes, Inc. (b)	8,600	230,480
Stericycle, Inc. (b)(c)	1,500	174,660
Waste Management, Inc. (b)	100	4,445

		597,769

Consumer Durables & Apparel - 1.2%
Brunswick Corp. (b)	4,300	172,817
Coach, Inc. (b)	3,800	169,670
DR Horton, Inc. (b)	13,900	309,692
Fossil Group, Inc. (b)(c)	2,100	223,965
Garmin Ltd. (a)(b)	3,933	224,574
Hanesbrands, Inc. (b)	2,200	180,598
Harman International Industries, Inc. (b)	2,190	240,046
Lennar Corp. (b)	8,400	324,156
Michael Kors Holdings Ltd. (a)(b)(c)	2,800	255,360
Mohawk Industries, Inc. (b)(c)	1,600	211,856
NIKE, Inc. (b)	2,500	182,375
Polaris Industries, Inc. (b)	1,400	188,062
PulteGroup, Inc. (b)	11,800	217,002
PVH Corp. (b)	1,500	188,355
Ralph Lauren Corp. (b)	1,300	196,781
Standard Pacific Corp. (b)(c)	19,000	151,810
Toll Brothers, Inc. (b)(c)	5,400	184,896
Tupperware Brands Corp. (b)	2,000	169,820
Under Armour, Inc. (b)(c)	7,200	352,008
VF Corp. (b)	5,400	329,886
Whirlpool Corp. (b)	1,400	214,732
Wolverine World Wide, Inc. (b)	6,400	179,840

		4,868,301

Consumer Services - 0.7%
Apollo Education Group, Inc. (b)(c)	3,077	88,802
Caesars Entertainment Corp. (b)(c)	10,750	198,552
Chipotle Mexican Grill, Inc. (b)(c)	400	199,400
Darden Restaurants, Inc. (b)	3,705	184,176
Las Vegas Sands Corp. (b)	2,500	197,825
Marriott International, Inc. (b)	3,701	214,399

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	9

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Consumer Services - 0.7% (continued)
McDonald’s Corp. (b)	2,200	$223,036
MGM Resorts International (b)(c)	8,400	211,932
Panera Bread Co. (b)(c)	1,100	168,267
Royal Caribbean Cruises Ltd. (a)(b)	2,100	111,573
Sotheby’s (b)	4,346	182,793
Starbucks Corp. (b)	2,700	190,674
Starwood Hotels & Resorts Worldwide, Inc. (b)	2,400	183,960
Wynn Resorts Ltd. (b)	1,000	203,890
Yum! Brands, Inc. (b)	2,700	207,873

		2,767,152

Diversified Financials - 0.8%
American Express Co. (b)	2,400	209,832
Bank of America Corp. (b)	11,300	171,082
Bank of New York Mellon Corp. (b)	7,200	243,864
BlackRock, Inc. (b)	600	180,600
Capital One Financial Corp. (b)	2,700	199,530
Citigroup, Inc. (b)	4,900	234,759
CME Group, Inc. (b)	3,400	239,326
Discover Financial Services (b)	3,300	184,470
E*Trade Financial Corp. (b)(c)	8,200	184,090
Goldman Sachs Group, Inc. (b)	1,500	239,730
JPMorgan Chase & Co. (b)	4,300	240,714
McGraw Hill Financial, Inc. (b)	2,500	184,825
Moody’s Corp. (b)	2,300	180,550
Morgan Stanley (b)	6,100	188,673
NASDAQ OMX Group, Inc. (b)	5,000	184,500
Northern Trust Corp. (b)	2,900	174,725
State Street Corp. (b)	3,100	200,136

		3,441,406

Energy - 2.7%
Anadarko Petroleum Corp. (b)	2,500	247,550
Apache Corp. (b)	2,700	234,360
Baker Hughes, Inc. (b)	3,300	230,670
Cabot Oil & Gas Corp. (b)	5,400	212,112
Cameron International Corp. (b)(c)	3,000	194,880
CARBO Ceramics, Inc. (b)	1,300	181,883
Cheniere Energy, Inc. (b)(c)	8,800	496,760
Chesapeake Energy Corp. (b)	7,600	218,500
Chevron Corp. (b)	1,300	163,176
Cobalt International Energy, Inc. (b)(c)	10,300	185,400
Concho Resources, Inc. (b)(c)	1,800	234,810
ConocoPhillips (b)	3,300	245,223
CONSOL Energy, Inc. (b)	4,800	213,648
Continental Resources, Inc. (b)(c)	1,700	235,484
CVR Energy, Inc. (b)	4,700	231,005
Devon Energy Corp. (b)	3,106	217,420
Diamond Offshore Drilling, Inc. (b)	3,925	214,344
Dresser-Rand Group, Inc. (b)(c)	3,200	193,408
Energen Corp. (b)	2,700	210,357
EOG Resources, Inc. (b)	3,200	313,600
EQT Corp. (b)	2,000	217,980
Exxon Mobil Corp. (b)	2,200	225,302
FMC Technologies, Inc. (b)(c)	3,500	198,450
Golar LNG Ltd. (a)(b)	4,000	176,800
Gulfport Energy Corp. (b)(c)	3,300	243,111

	SHARES	FAIR VALUE
Energy - 2.7% (continued)
Halliburton Co. (b)	4,500	$283,815
Helmerich & Payne, Inc. (b)	2,100	228,165
Hess Corp. (b)	2,500	222,900
HollyFrontier Corp. (b)	4,200	220,878
Kinder Morgan, Inc. (b)	5,600	182,896
Marathon Oil Corp. (b)	5,100	184,365
Marathon Petroleum Corp. (b)	3,000	278,850
Nabors Industries Ltd. (a)(b)	11,100	283,272
National Oilwell Varco, Inc. (b)	2,700	212,031
Newfield Exploration Co. (b)(c)	7,600	257,260
Noble Energy, Inc. (b)	2,700	193,806
Occidental Petroleum Corp. (b)	2,200	210,650
Oil States International, Inc. (b)(c)	2,000	194,280
Patterson-UTI Energy, Inc. (b)	2,755	89,620
Peabody Energy Corp. (b)	10,700	203,407
Phillips 66 (b)	3,500	291,270
Pioneer Natural Resources Co. (b)	1,100	212,597
Range Resources Corp. (b)	2,200	198,990
Schlumberger Ltd. (a)(b)	2,700	274,185
Seadrill Ltd. (a)(b)	5,000	176,100
Southwestern Energy Co. (b)(c)	5,500	263,340
Tesoro Corp. (b)	4,100	230,789
Valero Energy Corp. (b)	3,700	211,529
Williams Cos., Inc. (b)	5,600	236,152

		11,077,380

Food & Staples Retailing - 0.5%
Casey’s General Stores, Inc. (b)	2,700	185,382
Costco Wholesale Corp. (b)	1,800	208,224
CVS Caremark Corp. (b)	3,500	254,520
Kroger Co. (b)	4,800	220,992
Rite Aid Corp. (b)(c)	30,100	219,730
Safeway, Inc. (b)	5,400	183,924
Walgreen Co. (b)	3,000	203,700
Wal-Mart Stores, Inc. (b)	2,800	223,188
Whole Foods Market, Inc. (b)	3,814	189,556

		1,889,216

Food, Beverage & Tobacco - 1.1%
Altria Group, Inc. (b)	5,000	200,550
Archer-Daniels-Midland Co. (b)	5,600	244,888
Beam, Inc. (b)	3,200	267,104
Bunge Ltd. (a)(b)	2,600	207,090
Campbell Soup Co. (b)	4,100	186,509
Coca-Cola Co. (b)	5,200	212,108
Coca-Cola Enterprises, Inc. (b)	4,000	181,760
Constellation Brands, Inc. (b)(c)	3,700	295,408
General Mills, Inc. (b)	4,200	222,684
Hershey Co. (b)	1,800	173,232
Hormel Foods Corp. (b)	3,700	176,453
JM Smucker Co. (b)	1,800	174,024
Keurig Green Mountain, Inc. (b)	4,600	430,928
Kraft Foods Group, Inc. (b)	3,200	181,952
Lorillard, Inc. (b)	4,500	267,390
Mead Johnson Nutrition Co. (b)	2,400	211,824
Mondelez International, Inc. (b)	5,400	192,510
Monster Beverage Corp. (b)(c)	2,741	183,537
PepsiCo., Inc. (b)	2,200	188,958

The accompanying notes are an integral part of these financial statements.	(Continued)

10	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Food, Beverage & Tobacco - 1.1% (continued)
Philip Morris International, Inc. (b)	2,200	$187,946
Tyson Foods, Inc. (b)	5,001	209,892

		4,596,747

Health Care Equipment & Services - 1.4%
Abbott Laboratories (b)	6,700	259,558
Aetna, Inc. (b)	3,501	250,146
Align Technology, Inc. (b)(c)	3,400	171,326
AmerisourceBergen Corp. (b)	2,700	175,986
Athenahealth, Inc. (b)(c)	1,600	197,824
Baxter International, Inc. (b)	2,800	203,812
Becton, Dickinson & Co. (b)	1,600	180,848
Boston Scientific Corp. (b)(c)	14,400	181,584
Cardinal Health, Inc. (b)	2,700	187,677
Catamaran Corp. (a)(b)(c)	4,300	162,325
Centene Corp. (b)(c)	400	26,560
Cerner Corp. (b)(c)	3,400	174,420
Cigna Corp. (b)	2,600	208,104
Community Health Systems, Inc. (b)(c)	5,029	190,549
Cooper Cos., Inc. (b)	1,500	197,865
Covidien PLC (a)(b)	2,600	185,250
C.R. Bard, Inc. (b)	1,410	193,635
Edwards Lifesciences Corp. (b)(c)	800	65,176
Express Scripts Holding Co. (b)(c)	3,300	219,714
HCA Holdings, Inc. (b)(c)	4,300	223,600
Hologic, Inc. (b)(c)	8,700	182,570
Humana, Inc. (b)	2,188	240,133
Intuitive Surgical, Inc. (b)(c)	600	217,020
Laboratory Corp. of America Holdings (b)(c)	1,900	187,530
McKesson Corp. (b)	1,100	186,109
Medtronic, Inc. (b)	3,600	211,752
Patterson Cos., Inc. (b)	100	4,070
Quest Diagnostics, Inc. (b)	3,500	195,755
St. Jude Medical, Inc. (b)	2,900	184,063
UnitedHealth Group, Inc. (b)	3,200	240,128
Varian Medical Systems, Inc. (b)(c)	2,200	175,010
WellPoint, Inc. (b)	2,100	211,428

		5,891,527

Household & Personal Products - 0.4%
Clorox Co. (b)	2,000	181,400
Colgate-Palmolive Co. (b)	3,300	222,090
Energizer Holdings, Inc. (b)	1,900	212,211
Estee Lauder Cos., Inc. (b)	2,700	195,939
Herbalife Ltd. (a)(b)	5,700	341,886
Kimberly-Clark Corp. (b)	1,700	190,825
Nu Skin Enterprises, Inc. (b)	2,400	208,800
Procter & Gamble Co. (b)	2,500	206,375

		1,759,526

Insurance - 0.7%
Aflac, Inc. (b)	3,600	225,792
Allstate Corp. (b)	3,300	187,935
American International Group, Inc. (b)	4,500	239,085
AmTrust Financial Services, Inc. (b)	5,100	197,217
Assurant, Inc. (b)	2,700	182,007
Assured Guaranty Ltd. (a)(b)	8,600	205,626

	SHARES	FAIR VALUE
Insurance - 0.7% (continued)
Berkshire Hathaway, Inc. (b)(c)	1,400	$180,390
Chubb Corp. (b)	2,100	193,368
Everest Re Group Ltd. (a)(b)	1,100	173,833
Hartford Financial Services Group, Inc. (b)	5,317	190,721
Lincoln National Corp. (b)	3,800	184,338
MBIA, Inc. (b)(c)	17,600	213,312
MetLife, Inc. (b)	3,700	193,695
Prudential Financial, Inc. (b)	2,900	233,972
Travelers Cos., Inc. (b)	900	81,522

		2,882,813

Materials - 1.7%
Air Products & Chemicals, Inc. (b)	1,700	199,784
Albemarle Corp. (b)	2,501	167,667
Alcoa, Inc. (b)	22,300	300,381
Allegheny Technologies, Inc. (b)	5,700	234,840
Ashland, Inc. (b)	2,000	193,200
Avery Dennison Corp. (b)	4,100	199,506
Celanese Corp. (b)	3,541	217,524
CF Industries Holdings, Inc. (b)	1,800	441,306
Cliffs Natural Resources, Inc. (b)	13,100	232,132
Crown Holdings, Inc. (b)(c)	4,200	198,114
Cytec Industries, Inc. (b)	2,011	191,688
Dow Chemical Co. (b)	5,700	284,430
Eagle Materials, Inc. (b)	2,900	241,657
Eastman Chemical Co. (b)	2,900	252,793
Ecolab, Inc. (b)	1,700	177,888
EI Du Pont de Nemours & Co. (b)	3,600	242,352
FMC Corp. (b)	2,400	184,800
Freeport-McMoRan Copper & Gold, Inc. (b)	6,400	219,968
Huntsman Corp. (b)	9,800	245,490
International Paper Co. (b)	4,400	205,260
LyondellBasell Industries NV (a)(b)	2,394	221,445
Monsanto Co. (b)	1,800	199,260
Mosaic Co. (b)	7,300	365,292
Newmont Mining Corp. (b)	10,900	270,647
Nucor Corp. (b)	4,200	217,350
PPG Industries, Inc. (b)	400	77,448
Praxair, Inc. (b)	1,300	169,715
Sherwin-Williams Co. (b)	1,000	199,840
Southern Copper Corp. (b)	6,900	207,966
United States Steel Corp. (b)	7,556	196,607
WR Grace & Co. (b)(c)	2,400	221,040

		6,977,390

Media - 0.7%
CBS Corp. (b)	3,100	179,056
Charter Communications, Inc. (b)(c)	1,500	203,295
Comcast Corp. (b)	3,600	186,336
DIRECTV (b)(c)	3,600	279,360
Discovery Communications, Inc. (b)(c)	2,400	182,160
DISH Network Corp. (b)(c)	5,500	312,730
Gannett Co., Inc. (b)	6,559	178,208
Interpublic Group of Cos., Inc. (b)	7,000	121,940
Lamar Advertising Co. (b)(c)	3,700	184,704
Omnicom Group, Inc. (b)	2,727	184,563
Time Warner Cable, Inc. (b)	1,400	198,044

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	11

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Media - 0.7% (continued)
Time Warner, Inc. (b)	2,700	$179,442
Viacom, Inc. (b)	2,500	212,450
Walt Disney Co. (b)	3,000	238,020

		2,840,308

Pharmaceuticals, Biotechnology & Life Sciences - 1.8%
AbbVie, Inc. (b)	3,700	192,696
Actavis PLC (a)(b)(c)	1,500	306,495
Aegerion Pharmaceuticals, Inc. (b)(c)	2,700	119,502
Agilent Technologies, Inc. (b)	4,100	221,564
Alexion Pharmaceuticals, Inc. (b)(c)	1,700	268,940
Alkermes PLC (a)(b)(c)	4,300	198,918
Allergan, Inc. (b)	1,800	298,512
Alnylam Pharmaceuticals, Inc. (b)(c)	3,199	158,447
Amgen, Inc. (b)	3,100	346,425
Biogen Idec, Inc. (b)(c)	900	258,408
Biomarin Pharmaceutical, Inc. (b)(c)	3,000	174,690
Bristol-Myers Squibb Co. (b)	4,100	205,369
Celgene Corp. (b)(c)	1,300	191,113
Cubist Pharmaceuticals, Inc. (b)(c)	2,800	196,168
Eli Lilly & Co. (b)	3,500	206,850
Endo International PLC (a)(b)(c)	3,157	198,717
Forest Laboratories, Inc. (b)(c)	3,200	294,112
Gilead Sciences, Inc. (b)(c)	2,600	204,074
Illumina, Inc. (b)(c)	2,600	353,210
Incyte Corp. Ltd. (b)(c)	3,800	184,528
Jazz Pharmaceuticals PLC (a)(b)(c)	1,560	210,444
Johnson & Johnson (b)	1,900	192,451
Medivation, Inc. (b)(c)	3,600	216,756
Merck & Co., Inc. (b)	4,500	263,520
Mylan, Inc. (b)(c)	4,100	208,198
Perrigo Co. PLC (a)(b)	1,300	188,318
Pfizer, Inc. (b)	6,200	193,936
Pharmacyclics, Inc. (b)(c)	2,000	189,160
Questcor Pharmaceuticals, Inc. (b)	3,900	320,502
Regeneron Pharmaceuticals, Inc. (b)(c)	700	207,823
Theravance, Inc. (b)(c)	4,900	131,908
Thermo Fisher Scientific, Inc. (b)	1,700	193,800
Vertex Pharmaceuticals, Inc. (b)(c)	2,200	148,940
Zoetis, Inc. (b)	6,100	184,586

		7,429,080

Real Estate - 0.1%
Howard Hughes Corp. (b)(c)	1,800	256,968

Retailing - 2.3%
Abercrombie & Fitch Co. (b)	5,900	216,884
Advance Auto Parts, Inc. (b)	1,500	181,935
Amazon.com, Inc. (b)(c)	700	212,891
American Eagle Outfitters, Inc. (b)	8,900	102,884
AutoNation, Inc. (b)(c)	1,283	67,986
AutoZone, Inc. (b)(c)	500	266,945
Bed Bath & Beyond, Inc. (b)(c)	3,100	192,603
Best Buy Co., Inc. (b)	7,800	202,254
Cabela’s, Inc. (b)(c)	2,700	177,147
CarMax, Inc. (b)(c)	4,000	175,120
Dillard’s, Inc. (b)	2,188	214,271
Dollar General Corp. (b)(c)	5,200	293,488
Dollar Tree, Inc. (b)(c)	3,500	182,245

	SHARES	FAIR VALUE
Retailing - 2.3% (continued)
DSW, Inc. (b)	4,900	$163,611
Expedia, Inc. (b)	5,000	354,950
Family Dollar Stores, Inc. (b)	4,200	246,750
Foot Locker, Inc. (b)	3,012	140,148
GameStop Corp. (b)	5,125	203,360
Gap, Inc. (b)	4,700	184,710
Genuine Parts Co. (b)	2,000	174,240
GNC Holdings, Inc. (b)	4,000	180,000
Groupon, Inc. (b)(c)	24,000	167,760
Home Depot, Inc. (b)	2,200	174,922
J.C. Penney Co., Inc. (b)(c)	32,500	276,900
Kohl’s Corp. (b)	3,200	175,328
L Brands, Inc. (b)	3,501	189,754
Lands’ End, Inc. (b)(c)	1,474	40,753
LKQ Corp. (b)(c)	7,000	203,840
Lowe’s Cos., Inc. (b)	4,500	206,595
Lumber Liquidators Holdings, Inc. (b)(c)	2,000	174,320
Macy’s, Inc. (b)	5,500	315,865
Netflix, Inc. (b)(c)	1,400	450,856
Nordstrom, Inc. (b)	3,000	183,840
O’Reilly Automotive, Inc (b)(c)	1,334	198,486
PetSmart, Inc. (b)	2,800	189,504
Princeline Group, Inc. (b)(c)	200	231,550
Ross Stores, Inc. (b)	2,700	183,816
Sears Holdings Corp. (b)(c)	4,900	214,669
Signet Jewelers Ltd. (a)(b)	2,300	233,036
Staples, Inc. (b)	14,200	177,500
Target Corp. (b)	3,400	209,950
Tiffany & Co. (b)	2,900	253,721
TripAdvisor, Inc. (b)(c)	3,500	282,590
Ulta Salon Cosmetcs & Fragrance, Inc. (b)(c)	2,098	184,016
Urban Outfitters, Inc. (b)(c)	5,100	181,841
Williams-Sonoma, Inc. (b)	2,790	175,268

		9,411,102

Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc. (b)(c)	46,969	192,103
Analog Devices, Inc. (b)	3,400	174,386
Applied Materials, Inc. (b)	10,200	194,412
Avago Technologies Ltd. (b)	3,800	241,300
Broadcom Corp. (b)	8,700	268,047
Cree, Inc. (b)(c)	3,800	179,246
First Solar, Inc. (b)(c)	6,600	445,434
Freescale Semiconductor Ltd. (a)(b)(c)	8,200	180,154
Intel Corp. (b)	7,600	202,844
Linear Technology Corp. (b)	4,100	182,450
Marvell Technology Group Ltd. (a)(b)	12,900	204,594
Maxim Integrated Products, Inc. (b)	1,800	58,392
Micron Technology, Inc. (b)(c)	8,900	232,468
NVIDIA Corp. (b)	12,100	223,487
Skyworks Solutions, Inc. (b)(c)	6,300	258,615
SunEdison, Inc. (b)(c)	9,600	184,608
SunPower Corp. (b)(c)	5,200	173,784
Texas Instruments, Inc. (b)	3,800	172,710
Xilinx, Inc. (b)	3,900	184,041

		3,953,075

The accompanying notes are an integral part of these financial statements.	(Continued)

12	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Software & Services - 2.7%
Accenture PLC (a)(b)	2,800	$224,616
Activision Blizzard, Inc. (b)	10,600	212,106
Adobe Systems, Inc. (b)(c)	3,300	203,577
Akamai Technologies, Inc. (b)(c)	4,600	244,122
Alliance Data Systems Corp. (b)(c)	700	169,330
ANSYS, Inc. (b)(c)	2,400	183,144
AOL, Inc. (b)(c)	4,100	175,521
Autodesk, Inc. (b)(c)	4,400	211,288
Automatic Data Processing, Inc. (b)	2,300	179,308
Blackhawk Network Holdings, Inc. (b)(c)	887	20,428
Citrix Systems, Inc. (b)(c)	3,000	177,930
Cognizant Technology Solutions Corp. (b)(c)	3,800	182,039
CommVault Systems, Inc. (b)(c)	2,808	135,907
Computer Sciences Corp. (b)	3,400	201,212
Concur Technologies, Inc. (b)(c)	2,000	160,940
eBay, Inc. (b)(c)	3,800	196,954
Electronic Arts, Inc. (b)(c)	7,200	203,760
Equinix, Inc. (b)(c)	1,200	225,372
Facebook, Inc. (b)(c)	8,200	490,196
FactSet Research Systems, Inc. (b)	1,710	182,115
Fidelity National Information Services, Inc. (b)	3,400	181,662
FireEye, Inc. (b)(c)	4,600	180,596
Fiserv, Inc. (b)(c)	3,200	194,496
FleetCor Technologies, Inc. (b)(c)	1,600	182,608
Google, Inc. - Class A (b)(c)	400	213,952
Google, Inc. - Class C (b)(c)	300	157,998
Guidewire Software, Inc. (b)(c)	4,191	158,252
Informatica Corp. (b)(c)	4,900	173,705
International Business Machines Corp. (b)	1,200	235,764
Intuit, Inc. (b)	2,300	174,225
Jack Henry & Associates, Inc. (b)	500	27,580
LinkedIn Corp. (b)(c)	1,700	260,899
MasterCard, Inc. (b)	4,000	294,200
Microsoft Corp. (b)	4,900	197,960
NetSuite, Inc. (b)(c)	2,300	177,813
Oracle Corp. (b)	6,100	249,368
Pandora Media, Inc. (b)(c)	9,500	222,490
Rackspace Hosting, Inc. (b)(c)	7,400	214,748
Red Hat, Inc. (b)(c)	3,000	145,950
Salesforce.com, Inc. (b)(c)	3,600	185,940
ServiceNow, Inc. (b)(c)	3,500	174,020
Splunk, Inc. (b)(c)	3,269	178,389
Symantec Corp. (b)	9,300	188,604
Tableau Software, Inc. (b)(c)	2,700	149,229
Teradata Corp. (b)(c)	4,400	200,024
TIBCO Software, Inc. (b)(c)	9,413	184,777
VeriFone Systems, Inc. (b)(c)	5,408	180,844
VeriSign, Inc. (b)(c)	3,800	179,284
Visa, Inc. (b)	1,800	364,698
VMware, Inc. (b)(c)	4,300	397,793
Workday, Inc. (b)(c)	2,605	190,347
Yahoo!, Inc. (b)(c)	10,700	384,665
Yelp, Inc. (b)(c)	3,300	192,456
Zillow, Inc. (b)(c)	2,900	315,230
Zynga, Inc. (b)(c)	15,392	62,338

		11,152,769

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 1.1%
3D Systems Corp. (b)(c)	4,000	$189,360
Amphenol Corp. (b)	2,100	200,235
Apple, Inc. (b)	600	354,054
Brocade Communications Systems, Inc. (b)(c)	13,000	121,030
Ciena Corp. (b)(c)	9,311	184,078
Cisco Systems, Inc. (b)	8,300	191,813
Corning, Inc. (b)	9,600	200,736
EMC Corp. (b)	8,100	208,980
F5 Networks, Inc. (b)(c)	2,300	241,891
Hewlett-Packard Co. (b)	6,300	208,278
JDS Uniphase Corp. (b)(c)	14,800	187,516
Juniper Networks, Inc. (b)(c)	8,700	214,803
Motorola Solutions, Inc. (b)	3,400	216,172
NCR Corp. (b)(c)	5,400	164,754
NetApp, Inc. (b)	6,000	213,660
Palo Alto Networks, Inc. (b)(c)	4,000	254,320
QUALCOMM, Inc. (b)	2,500	196,775
SanDisk Corp. (b)	3,000	254,910
Stratasys Ltd. (a)(b)(c)	2,400	232,488
Western Digital Corp. (b)	5,300	467,089

		4,502,942

Telecommunication Services - 0.1%
AT&T, Inc. (b)	5,200	185,640
T-Mobile US, Inc. (b)(c)	8,800	257,752
Verizon Communications, Inc. (b)	3,800	177,574

		620,966

Transportation - 0.8%
Alaska Air Group, Inc. (b)	3,200	301,056
American Airlines Group, Inc. (b)(c)	6,200	217,434
Avis Budget Group, Inc. (b)(c)	5,200	273,468
Copa Holdings SA (a)(b)	1,438	194,533
CSX Corp. (b)	4,000	112,880
Delta Air Lines, Inc. (b)	6,500	239,395
FedEx Corp. (b)	1,500	204,375
Hertz Global Holdings, Inc. (b)(c)	7,100	202,137
J.B. Hunt Transport Services, Inc. (b)	2,500	190,250
Kansas City Southern (b)	1,900	191,672
Norfolk Southern Corp. (b)	2,000	189,060
Union Pacific Corp. (b)	1,800	342,774
United Continental Holdings, Inc. (b)(c)	6,500	265,655
United Parcel Service, Inc. (b)	2,100	206,850

		3,131,539

Utilities - 0.5%
CenterPoint Energy, Inc. (b)	7,900	195,604
Dominion Resources, Inc. (b)	2,700	195,858
Duke Energy Corp. (b)	2,600	193,674
FirstEnergy Corp. (b)	5,800	195,750
NextEra Energy, Inc. (b)	2,000	199,700
ONE Gas, Inc. (b)(c)	1,825	66,759
ONEOK, Inc. (b)	7,300	461,506
Sempra Energy (b)	2,100	207,081
Southern Co. (b)	4,200	192,486

		1,908,418

TOTAL COMMON STOCKS (Cost $96,715,787)		105,727,092

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	13

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
REAL ESTATE INVESTMENT TRUSTS - 0.7%

Real Estate - 0.7%
American Capital Agency Corp. (b)	9,000	$204,390
American Tower Corp. (b)	2,400	200,448
Annaly Capital Management, Inc. (b)	12,600	145,530
AvalonBay Communities, Inc. (b)	1,500	204,825
Boston Properties, Inc. (b)	1,800	210,852
CommonWealth REIT (b)	7,200	182,952
Crown Castle International Corp. (b)	2,600	189,098
Digital Realty Trust, Inc. (b)	3,500	186,900
Equity Residential (b)	3,300	196,152
Health Care REIT, Inc. (b)	3,300	208,197
Prologis, Inc. (b)	4,500	182,835
Public Storage (b)	1,100	193,061
Simon Property Group, Inc. (b)	1,400	242,480
Vornado Realty Trust (b)	2,000	205,200
Weyerhaeuser Co. (b)	4,200	125,370

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,676,717)		2,878,290

INVESTMENT COMPANY - 0.0%

Closed-End Mutual Fund - 0.0%
American Capital Ltd. (c)	13,605	203,939

TOTAL INVESTMENT COMPANY (Cost $209,715)		203,939

RIGHTS - 0.0%

Health Care Equipment & Services - 0.0%
Community Health Systems, Inc. (c)	1,000	60

TOTAL RIGHTS (Cost $0)		60

	Principal Amount	FAIR VALUE
SHORT-TERM INVESTMENTS - 86.3%

U.S. Treasury Bills - 86.3%
0.035%, 05/01/2014 (d)(e)	$49,900,000	$49,900,000
0.050%, 05/08/2014 (d)(e)	39,000,000	38,999,621
0.043%, 05/29/2014 (d)(e)	45,500,000	45,498,462
0.045%, 06/05/2014 (d)(e)	43,600,000	43,598,093
0.030%, 06/19/2014 (d)(e)	38,600,000	38,598,450
0.025%, 07/10/2014 (d)(e)	50,300,000	50,298,390
0.015%, 07/17/2014 (d)(e)	21,800,000	21,799,237
0.015%, 07/24/2014 (d)(e)	22,600,000	22,599,412
0.020%, 07/31/2014 (d)(e)	43,100,000	43,097,673

TOTAL SHORT-TERM INVESTMENTS (Cost $354,388,526)		354,389,338

TOTAL INVESTMENTS (Cost $453,990,745) - 112.8%		463,198,719

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.8)%		(52,684,776)

TOTAL NET ASSETS - 100.0%		$410,513,943

Percentages are stated as a percent of net assets.

PLC Public Limited Company

(a)	Foreign issued security. Total foreign securities are $6,124,934 which represents 1.5% of net assets.
(b)	All or a portion of this security may be subject to call options written.
(c)	Non-income producing security.
(d)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.
(e)	All or portion of this security is held as collateral for put options written.

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE

CALL OPTIONS
3M Co., Expires 05/09/2014, Strike Price $142.00	2	$41
3M Co., Expires 05/09/2014, Strike Price $143.00	1	7
3M Co., Expires 05/17/2014, Strike Price $145.00	10	75
Abbott Laboratories, Expires 05/02/2014, Strike Price $39.00	45	360
Abbott Laboratories, Expires 05/17/2014, Strike Price $40.00	1	9
Abercrombie & Fitch Co., Expires 05/02/2014, Strike Price $39.50	4	14
Abercrombie & Fitch Co., Expires 05/02/2014, Strike Price $40.00	10	30
Abercrombie & Fitch Co., Expires 05/02/2014, Strike Price $40.50	10	65
Abercrombie & Fitch Co., Expires 05/02/2014, Strike Price $41.00	10	85
Abercrombie & Fitch Co., Expires 05/02/2014, Strike Price $43.50	3	9
Accenture PLC, Expires 05/02/2014, Strike Price $82.00	23	58
Activision Blizzard, Inc., Expires 05/02/2014, Strike Price $20.00	41	656
Activision Blizzard, Inc., Expires 05/02/2014, Strike Price $20.50	50	150
Activision Blizzard, Inc., Expires 05/02/2014, Strike Price $21.00	3	6
Acuity Brands, Inc., Expires 05/17/2014, Strike Price $135.00	14	560
Adobe Systems, Inc., Expires 05/17/2014, Strike Price $67.50	1	27
Adobe Systems, Inc., Expires 05/17/2014, Strike Price $70.00	17	221
Adobe Systems, Inc., Expires 05/17/2014, Strike Price $72.50	10	80

The accompanying notes are an integral part of these financial statements.	(Continued)

14	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Aetna, Inc., Expires 05/02/2014, Strike Price $74.00	4	$10
Aetna, Inc., Expires 05/09/2014, Strike Price $76.00	12	42
Aetna, Inc., Expires 05/23/2014, Strike Price $77.00	1	12
Aetna, Inc., Expires 05/23/2014, Strike Price $79.00	8	32
Agilent Technologies, Inc., Expires 05/17/2014, Strike Price $60.00	1	9
Agilent Technologies, Inc., Expires 05/17/2014, Strike Price $62.50	31	171
Air Products & Chemicals, Inc., Expires 05/17/2014, Strike Price $125.00	15	488
Alaska Air Group, Inc., Expires 05/17/2014, Strike Price $100.00	19	760
Albemarle Corp., Expires 05/17/2014, Strike Price $70.00	25	313
Align Technology, Inc., Expires 05/17/2014, Strike Price $55.00	34	680
Alkermes PLC, Expires 05/17/2014, Strike Price $55.00	37	555
Allegheny Technologies, Inc., Expires 05/17/2014, Strike Price $45.00	43	215
Alliance Data Systems Corp., Expires 05/17/2014, Strike Price $290.00	7	35
Altria Group, Inc., Expires 05/09/2014, Strike Price $41.00	7	56
Altria Group, Inc., Expires 05/23/2014, Strike Price $41.00	28	532
Altria Group, Inc., Expires 05/23/2014, Strike Price $41.50	14	126
Altria Group, Inc., Expires 05/23/2014, Strike Price $42.00	1	5
Amazon.com, Inc., Expires 05/17/2014, Strike Price $325.00	2	322
Amazon.com, Inc., Expires 05/17/2014, Strike Price $330.00	2	212
Amazon.com, Inc., Expires 05/17/2014, Strike Price $335.00	2	139
American Airlines Group, Inc, Expires 05/23/2014, Strike Price $42.00	8	100
American Airlines Group, Inc., Expires 05/02/2014, Strike Price $38.50	12	60
American Airlines Group, Inc., Expires 05/17/2014, Strike Price $41.00	8	60
American Airlines Group, Inc., Expires 05/17/2014, Strike Price $43.00	8	20
American Airlines Group, Inc., Expires 05/23/2014, Strike Price $41.00	16	280
American Airlines Group, Inc., Expires 05/23/2014, Strike Price $41.50	1	15
American Airlines Group, Inc., Expires 05/23/2014, Strike Price $42.50	1	10
American Airlines Group, Inc., Expires 05/23/2014, Strike Price $43.00	8	60
American Express Co., Expires 05/02/2014, Strike Price $91.00	4	14
American Express Co., Expires 05/09/2014, Strike Price $92.00	12	84
American Express Co., Expires 05/09/2014, Strike Price $93.00	4	20
American International Group, Inc., Expires 05/02/2014, Strike Price $52.50	12	900
American International Group, Inc., Expires 05/02/2014, Strike Price $53.50	14	245
American International Group, Inc., Expires 05/02/2014, Strike Price $54.00	7	42
AmerisourceBergen Corp., Expires 05/17/2014, Strike Price $67.50	27	338
Amphenol Corp., Expires 05/17/2014, Strike Price $100.00	19	190
Anadarko Petroleum Corp., Expires 05/02/2014, Strike Price $105.00	5	35
Anadarko Petroleum Corp., Expires 05/02/2014, Strike Price $106.00	7	53
Anadarko Petroleum Corp., Expires 05/02/2014, Strike Price $109.00	6	36
Analog Devices, Inc., Expires 05/17/2014, Strike Price $55.00	28	210
Analog Devices, Inc., Expires 05/17/2014, Strike Price $60.00	5	13
AO Smith Corp., Expires 05/17/2014, Strike Price $50.00	37	740
AOL, Inc., Expires 05/02/2014, Strike Price $44.50	7	35
AOL, Inc., Expires 05/02/2014, Strike Price $45.00	27	135
AOL, Inc., Expires 05/02/2014, Strike Price $46.00	7	18
Apache Corp., Expires 05/02/2014, Strike Price $89.00	1	7
Apache Corp., Expires 05/02/2014, Strike Price $90.00	19	48
Apollo Education Group, Inc., Expires 05/17/2014, Strike Price $31.00	30	375
Apple, Inc., Expires 05/17/2014, Strike Price $610.00	2	530
Apple, Inc., Expires 05/17/2014, Strike Price $640.00	1	46
Assurant, Inc., Expires 05/17/2014, Strike Price $70.00	27	608
AT&T, Inc., Expires 05/09/2014, Strike Price $36.50	8	44
AT&T, Inc., Expires 05/17/2014, Strike Price $37.00	16	88
Athenahealth, Inc., Expires 05/09/2014, Strike Price $143.00	1	35
Athenahealth, Inc., Expires 05/09/2014, Strike Price $146.00	3	68
Athenahealth, Inc., Expires 05/09/2014, Strike Price $147.00	3	53
Athenahealth, Inc., Expires 05/09/2014, Strike Price $148.00	3	45
Athenahealth, Inc., Expires 05/09/2014, Strike Price $149.00	3	38

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	15

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Athenahealth, Inc., Expires 05/17/2014, Strike Price $150.00	3	$68
Autonation, Inc., Expires 05/17/2014, Strike Price $57.50	12	30
AutoZone, Inc., Expires 05/17/2014, Strike Price $580.00	1	23
AutoZone, Inc., Expires 05/17/2014, Strike Price $590.00	2	45
Avago Technologies Ltd., Expires 05/17/2014, Strike Price $67.50	18	720
Avago Technologies Ltd., Expires 05/17/2014, Strike Price $70.00	13	163
AvalonBay Communities, Inc., Expires 05/17/2014, Strike Price $140.00	13	325
Baker Hughes, Inc., Expires 05/02/2014, Strike Price $34.50	9	36
Baker Hughes, Inc., Expires 05/02/2014, Strike Price $35.00	44	110
Baker Hughes, Inc., Expires 05/09/2014, Strike Price $73.50	18	162
Baker Hughes, Inc., Expires 05/09/2014, Strike Price $74.00	3	20
Baker Hughes, Inc., Expires 05/09/2014, Strike Price $74.50	2	10
Baker Hughes, Inc., Expires 05/09/2014, Strike Price $75.00	1	4
Baker Hughes, Inc., Expires 05/17/2014, Strike Price $75.00	4	36
Baker Hughes, Inc., Expires 05/23/2014, Strike Price $16.50	32	80
Baxter International, Inc., Expires 05/09/2014, Strike Price $76.00	20	70
Baxter International, Inc., Expires 05/17/2014, Strike Price $77.50	4	12
BB&T Corp., Expires 05/17/2014, Strike Price $39.00	17	77
Bed Bath & Beyond, Inc., Expires 05/09/2014, Strike Price $65.00	1	5
Bed Bath & Beyond, Inc., Expires 05/09/2014, Strike Price $66.00	1	3
Bed Bath & Beyond, Inc., Expires 05/17/2014, Strike Price $67.50	26	169
Best Buy Co., Inc., Expires 05/17/2014, Strike Price $27.00	73	1,898
BlackRock, Inc., Expires 05/17/2014, Strike Price $340.00	6	60
Boeing Co., Expires 05/09/2014, Strike Price $135.00	9	59
Boeing Co., Expires 05/09/2014, Strike Price $136.00	3	21
Boeing Co., Expires 05/09/2014, Strike Price $137.00	6	30
Broadcom Corp., Expires 05/02/2014, Strike Price $31.50	36	108
Broadcom Corp., Expires 05/17/2014, Strike Price $32.00	21	294
Brunswick Corp., Expires 05/17/2014, Strike Price $44.00	43	538
Cabela’s, Inc., Expires 05/17/2014, Strike Price $70.00	27	338
Cabot Oil & Gas Corp., Expires 05/17/2014, Strike Price $42.50	46	460
Cameron International Corp., Expires 05/17/2014, Strike Price $67.50	27	675
Campbell Soup Co., Expires 05/17/2014, Strike Price $47.00	21	367
Campbell Soup Co., Expires 05/17/2014, Strike Price $48.00	18	225
Capital One Financial Corp., Expires 05/17/2014, Strike Price $77.50	1	7
Capital One Financial Corp., Expires 05/17/2014, Strike Price $80.00	23	46
CARBO Ceramics, Inc., Expires 05/17/2014, Strike Price $145.00	5	762
CARBO Ceramics, Inc., Expires 05/17/2014, Strike Price $150.00	8	360
CarMax, Inc., Expires 05/17/2014, Strike Price $47.00	1	5
CarMax, Inc., Expires 05/17/2014, Strike Price $48.00	39	97
Casey’s General Stores, Inc., Expires 05/17/2014, Strike Price $72.50	26	520
Caterpillar, Inc., Expires 05/09/2014, Strike Price $108.00	9	243
Caterpillar, Inc., Expires 05/23/2014, Strike Price $112.00	3	44
Caterpillar, Inc., Expires 05/23/2014, Strike Price $114.00	5	35
CBOE S&P 500, Expires 05/02/2014, Strike Price $1,890.00	347	166,560
CBS Corp., Expires 05/02/2014, Strike Price $60.00	6	90
CBS Corp., Expires 05/02/2014, Strike Price $60.50	10	100
CBS Corp., Expires 05/02/2014, Strike Price $61.00	5	38
CBS Corp., Expires 05/02/2014, Strike Price $61.50	9	68
CBS Corp., Expires 05/02/2014, Strike Price $63.00	1	8
Celanese Corp., Expires 05/17/2014, Strike Price $62.50	29	1,377
Centene Corp., Expires 05/17/2014, Strike Price $75.00	4	20
Cerner Corp., Expires 05/17/2014, Strike Price $55.00	12	90
CF Industries Holdings, Inc., Expires 05/02/2014, Strike Price $255.00	3	25
CF Industries Holdings, Inc., Expires 05/02/2014, Strike Price $275.00	4	32
Charter Communications, Inc., Expires 05/17/2014, Strike Price $150.00	13	130
Chesapeake Energy Corp., Expires 05/02/2014, Strike Price $28.00	10	865
Chesapeake Energy Corp., Expires 05/02/2014, Strike Price $29.50	20	110

The accompanying notes are an integral part of these financial statements.	(Continued)

16	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Chesapeake Energy Corp., Expires 05/02/2014, Strike Price $30.00	30	$45
Chicago Bridge & Iron Co. NV, Expires 05/17/2014, Strike Price $85.00	15	375
Chicago Bridge & Iron Co. NV, Expires 05/17/2014, Strike Price $87.50	6	45
Chipotle Mexican Grill, Inc., Expires 05/17/2014, Strike Price $570.00	2	55
Chipotle Mexican Grill, Inc., Expires 05/17/2014, Strike Price $600.00	1	17
Chipotle Mexican Grill, Inc., Expires 05/23/2014, Strike Price $580.00	1	40
Chubb Corp., Expires 05/17/2014, Strike Price $95.00	19	219
Ciena Corp., Expires 05/17/2014, Strike Price $23.00	91	500
Citigroup, Inc., Expires 05/09/2014, Strike Price $52.50	36	72
Citigroup, Inc., Expires 05/23/2014, Strike Price $51.50	1	8
Citrix Systems, Inc., Expires 05/17/2014, Strike Price $65.00	30	450
Coca-Cola Co., Expires 05/23/2014, Strike Price $42.50	8	44
Coca-Cola Co., Expires 05/23/2014, Strike Price $43.00	35	105
Coca-Cola Co., Expires 05/17/2014, Strike Price $48.00	12	60
Cognizant Technology Solutions Corp., Expires 05/02/2014, Strike Price $49.50	4	20
Cognizant Technology Solutions Corp., Expires 05/02/2014, Strike Price $50.50	8	40
Cognizant Technology Solutions Corp., Expires 05/02/2014, Strike Price $51.50	6	30
Cognizant Technology Solutions Corp., Expires 05/02/2014, Strike Price $52.50	18	90
Colfax Corp., Expires 05/17/2014, Strike Price $75.00	15	525
Colfax Corp., Expires 05/17/2014, Strike Price $77.50	9	67
Colgate-Palmolive Co., Expires 05/17/2014, Strike Price $70.00	26	260
Comcast Corp., Expires 05/09/2014, Strike Price $54.00	18	54
Comcast Corp., Expires 05/17/2014, Strike Price $55.00	18	45
Comerica, Inc., Expires 05/17/2014, Strike Price $50.00	34	765
Constellation Brands, Inc., Expires 05/17/2014, Strike Price $85.00	1	7
Constellation Brands, Inc., Expires 05/17/2014, Strike Price $87.50	21	105
Cooper Cos., Inc., Expires 05/17/2014, Strike Price $140.00	14	280
Corning, Inc., Expires 05/17/2014, Strike Price $22.00	43	258
Corning, Inc., Expires 05/23/2014, Strike Price $22.00	30	270
Costco Wholesale Corp., Expires 05/02/2014, Strike Price $117.00	1	8
Costco Wholesale Corp., Expires 05/02/2014, Strike Price $118.00	3	15
Costco Wholesale Corp., Expires 05/02/2014, Strike Price $119.00	3	13
Costco Wholesale Corp., Expires 05/09/2014, Strike Price $118.00	6	138
Costco Wholesale Corp., Expires 05/17/2014, Strike Price $120.00	2	23
C.R. Bard, Inc., Expires 05/17/2014, Strike Price $145.00	13	325
Cree, Inc., Expires 05/02/2014, Strike Price $57.00	6	45
Cree, Inc., Expires 05/17/2014, Strike Price $55.00	3	21
Cree, Inc., Expires 05/17/2014, Strike Price $57.50	17	68
Cree, Inc., Expires 05/17/2014, Strike Price $60.00	12	30
Crown Castle International Corp., Expires 05/17/2014, Strike Price $75.00	4	110
Crown Castle International Corp., Expires 05/17/2014, Strike Price $77.50	20	100
Crown Holdings, Inc., Expires 05/17/2014, Strike Price $49.00	38	570
CSX Corp., Expires 05/17/2014, Strike Price $30.00	33	82
Cytec Industries, Inc., Expires 05/17/2014, Strike Price $100.00	1	10
Cytec Industries, Inc., Expires 05/17/2014, Strike Price $105.00	18	135
Danaher Corp., Expires 05/17/2014, Strike Price $77.50	24	120
Darden Restaurants, Inc., Expires 05/17/2014, Strike Price $52.50	30	300
Darden Restaurants, Inc., Expires 05/17/2014, Strike Price $55.00	6	15
Deere & Co., Expires 05/02/2014, Strike Price $96.00	19	76
Delphi Automotive PLC, Expires 05/17/2014, Strike Price $70.00	24	540
Delta Air Lines, Inc., Expires 05/02/2014, Strike Price $38.50	40	140
Delta Air Lines, Inc., Expires 05/09/2014, Strike Price $39.50	8	76
Devon Energy Corp., Expires 05/02/2014, Strike Price $72.50	5	15
Devon Energy Corp., Expires 05/02/2014, Strike Price $73.00	12	36
Devon Energy Corp., Expires 05/02/2014, Strike Price $73.50	8	24
Diamond Offshore Drilling, Inc., Expires 05/17/2014, Strike Price $57.50	23	920
Diamond Offshore Drilling, Inc., Expires 05/17/2014, Strike Price $60.00	10	195
Discover Financial Services, Expires 05/17/2014, Strike Price $60.00	31	232

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	17

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
DISH Network Corp., Expires 05/02/2014, Strike Price $64.50	5	$150
DISH Network Corp., Expires 05/02/2014, Strike Price $65.00	6	195
DISH Network Corp., Expires 05/02/2014, Strike Price $65.50	5	112
DISH Network Corp., Expires 05/02/2014, Strike Price $66.50	3	67
DISH Network Corp., Expires 05/02/2014, Strike Price $67.00	6	120
DISH Network Corp., Expires 05/02/2014, Strike Price $67.50	10	225
Dollar General Corp., Expires 05/02/2014, Strike Price $62.00	5	137
Dollar General Corp., Expires 05/09/2014, Strike Price $58.00	5	200
Dollar General Corp., Expires 05/09/2014, Strike Price $59.00	5	112
Dollar General Corp., Expires 05/09/2014, Strike Price $60.00	1	12
Dollar General Corp., Expires 05/17/2014, Strike Price $60.00	6	165
Dollar General Corp., Expires 05/17/2014, Strike Price $65.00	10	75
Dollar Tree, Inc., Expires 05/17/2014, Strike Price $55.00	33	412
Dover Corp., Expires 05/17/2014, Strike Price $90.00	20	450
Dow Chemical Co., Expires 05/02/2014, Strike Price $49.00	11	1,089
Dow Chemical Co., Expires 05/02/2014, Strike Price $50.50	24	264
Dow Chemical Co., Expires 05/17/2014, Strike Price $50.00	1	81
DR Horton, Inc., Expires 05/09/2014, Strike Price $24.50	40	120
DR Horton, Inc., Expires 05/09/2014, Strike Price $25.00	10	25
DR Horton, Inc., Expires 05/17/2014, Strike Price $25.00	34	85
DSW, Inc., Expires 05/17/2014, Strike Price $35.00	25	750
DSW, Inc., Expires 05/17/2014, Strike Price $40.00	16	40
E*Trade Financial Corp., Expires 05/23/2014, Strike Price $25.50	62	310
E*Trade Financial Corp., Expires 05/23/2014, Strike Price $26.00	20	80
Eastman Chemical Co., Expires 05/17/2014, Strike Price $90.00	20	700
Ecolab, Inc., Expires 05/17/2014, Strike Price $110.00	3	15
Edwards Lifesciences Corp., Expires 05/17/2014, Strike Price $90.00	8	120
EI Du Pont de Nemours & Co., Expires 05/09/2014, Strike Price $69.00	6	54
EI Du Pont de Nemours & Co., Expires 05/09/2014, Strike Price $70.00	8	32
EI Du Pont de Nemours & Co., Expires 05/09/2014, Strike Price $70.50	12	36
Electronic Arts, Inc., Expires 05/02/2014, Strike Price $29.50	42	147
Electronic Arts, Inc., Expires 05/02/2014, Strike Price $30.00	10	30
Electronic Arts, Inc., Expires 05/02/2014, Strike Price $30.50	10	55
Eli Lilly & Co., Expires 05/02/2014, Strike Price $60.00	9	90
Eli Lilly & Co., Expires 05/02/2014, Strike Price $60.50	5	22
Eli Lilly & Co., Expires 05/17/2014, Strike Price $62.50	15	142
EMC Corp., Expires 05/09/2014, Strike Price $26.00	11	242
EMC Corp., Expires 05/09/2014, Strike Price $26.50	10	75
EMC Corp., Expires 05/17/2014, Strike Price $27.00	19	123
EMC Corp., Expires 05/23/2014, Strike Price $26.50	19	399
EMC Corp., Expires 05/23/2014, Strike Price $27.00	11	115
EnerSys, Inc., Expires 05/17/2014, Strike Price $75.00	26	585
EOG Resources, Inc., Expires 05/02/2014, Strike Price $104.00	2	9
EOG Resources, Inc., Expires 05/02/2014, Strike Price $105.00	10	30
EOG Resources, Inc., Expires 05/02/2014, Strike Price $106.00	3	9
EOG Resources, Inc., Expires 05/02/2014, Strike Price $107.50	3	6
EQT Corp., Expires 05/17/2014, Strike Price $115.00	16	840
Esterline Technologies Corp., Expires 05/17/2014, Strike Price $115.00	16	640
Everest Re Group Ltd., Expires 05/17/2014, Strike Price $165.00	11	440
F5 Networks, Inc., Expires 05/02/2014, Strike Price $110.00	6	75
F5 Networks, Inc., Expires 05/02/2014, Strike Price $111.00	4	44
F5 Networks, Inc., Expires 05/02/2014, Strike Price $113.00	1	6
F5 Networks, Inc., Expires 05/17/2014, Strike Price $115.00	6	252
Facebook, Inc., Expires 05/02/2014, Strike Price $62.00	1	15
Facebook, Inc., Expires 05/02/2014, Strike Price $64.00	9	45
Facebook, Inc., Expires 05/02/2014, Strike Price $65.00	9	31
Facebook, Inc., Expires 05/09/2014, Strike Price $65.00	10	210
Facebook, Inc., Expires 05/09/2014, Strike Price $67.00	1	9

The accompanying notes are an integral part of these financial statements.	(Continued)

18	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Facebook, Inc., Expires 05/09/2014, Strike Price $68.50	1	$5
FactSet Research Systems, Inc., Expires 05/17/2014, Strike Price $120.00	4	10
Family Dollar Stores, Inc., Expires 05/02/2014, Strike Price $66.50	1	12
Family Dollar Stores, Inc., Expires 05/09/2014, Strike Price $59.50	5	375
Family Dollar Stores, Inc., Expires 05/09/2014, Strike Price $60.50	5	237
Family Dollar Stores, Inc., Expires 05/09/2014, Strike Price $61.50	5	137
Family Dollar Stores, Inc., Expires 05/09/2014, Strike Price $62.00	6	135
Family Dollar Stores, Inc., Expires 05/09/2014, Strike Price $62.50	5	87
Family Dollar Stores, Inc., Expires 05/09/2014, Strike Price $63.00	5	62
Family Dollar Stores, Inc., Expires 05/09/2014, Strike Price $64.00	5	50
Family Dollar Stores, Inc., Expires 05/09/2014, Strike Price $65.00	5	37
FedEx Corp., Expires 05/02/2014, Strike Price $138.00	3	54
FedEx Corp., Expires 05/02/2014, Strike Price $144.00	3	13
FedEx Corp., Expires 05/09/2014, Strike Price $139.00	5	217
FedEx Corp., Expires 05/17/2014, Strike Price $140.00	2	113
FireEye, Inc., Expires 05/02/2014, Strike Price $42.00	3	75
FireEye, Inc., Expires 05/02/2014, Strike Price $46.00	14	70
FireEye, Inc., Expires 05/02/2014, Strike Price $47.00	9	45
FireEye, Inc., Expires 05/02/2014, Strike Price $48.00	13	65
FireEye, Inc., Expires 05/02/2014, Strike Price $48.50	7	87
FMC Technologies, Inc., Expires 05/17/2014, Strike Price $60.00	11	165
FMC Technologies, Inc., Expires 05/17/2014, Strike Price $62.50	20	150
Foot Locker, Inc., Expires 05/17/2014, Strike Price $50.00	30	75
Fossil Group, Inc., Expires 05/02/2014, Strike Price $112.00	1	18
Fossil Group, Inc., Expires 05/02/2014, Strike Price $113.00	15	300
Freeport-McMoRan Copper & Gold, Inc., Expires 05/02/2014, Strike Price $35.00	22	99
Freeport-McMoRan Copper & Gold, Inc., Expires 05/17/2014, Strike Price $36.00	20	270
Freescale Semiconductor Ltd., Expires 05/17/2014, Strike Price $25.00	3	33
Freescale Semiconductor Ltd., Expires 05/17/2014, Strike Price $26.00	79	395
GameStop Corp., Expires 05/02/2014, Strike Price $42.50	1	3
GameStop Corp., Expires 05/17/2014, Strike Price $45.00	43	495
GameStop Corp., Expires 05/17/2014, Strike Price $47.00	1	6
Gannett Co., Inc., Expires 05/17/2014, Strike Price $29.00	55	550
Gannett Co., Inc., Expires 05/17/2014, Strike Price $30.00	10	50
Gap, Inc., Expires 05/02/2014, Strike Price $41.00	14	42
Gap, Inc., Expires 05/09/2014, Strike Price $40.50	3	104
Gap, Inc., Expires 05/09/2014, Strike Price $41.50	7	109
Gap, Inc., Expires 05/09/2014, Strike Price $42.00	7	70
Gap, Inc., Expires 05/09/2014, Strike Price $42.50	7	49
Gap, Inc., Expires 05/09/2014, Strike Price $43.00	7	39
Gap, Inc., Expires 05/17/2014, Strike Price $42.00	1	14
GATX Corp., Expires 05/17/2014, Strike Price $70.00	15	263
General Dynamics Corp., Expires 05/17/2014, Strike Price $115.00	16	240
General Electric Co., Expires 05/09/2014, Strike Price $27.50	60	270
General Electric Co., Expires 05/23/2014, Strike Price $28.00	5	25
General Mills, Inc., Expires 05/17/2014, Strike Price $55.00	33	198
General Motors Co., Expires 05/09/2014, Strike Price $35.50	20	360
General Motors Co., Expires 05/09/2014, Strike Price $36.00	24	204
General Motors Co., Expires 05/23/2014, Strike Price $37.00	8	80
Genuine Parts Co., Expires 05/17/2014, Strike Price $90.00	16	400
Genuine Parts Co., Expires 05/17/2014, Strike Price $95.00	4	50
Golar LNG Ltd., Expires 05/17/2014, Strike Price $50.00	40	2,100
Goldman Sachs Group, Inc., Expires 05/02/2014, Strike Price $165.00	3	8
Goldman Sachs Group, Inc., Expires 05/17/2014, Strike Price $170.00	8	108
Google, Inc., Expires 05/17/2014, Strike Price $590.00	1	20
Google, Inc., Expires 05/17/2014, Strike Price $595.00	1	13
Google, Inc., Expires 05/17/2014, Strike Price $600.00	1	10
Groupon, Inc., Expires 05/02/2014, Strike Price $8.00	11	11

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	19

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Guidewire Software, Inc., Expires 05/17/2014, Strike Price $50.00	40	$800
Halliburton Co., Expires 05/17/2014, Strike Price $67.50	15	150
Halliburton Co., Expires 05/17/2014, Strike Price $70.00	12	30
Hanesbrands, Inc., Expires 05/17/2014, Strike Price $85.00	22	770
Harley-Davidson, Inc., Expires 05/17/2014, Strike Price $80.00	3	15
Hartford Financial Services Group, Inc., Expires 05/17/2014, Strike Price $37.00	16	160
HD Supply Holdings, Inc., Expires 05/17/2014, Strike Price $30.00	50	125
Helmerich & Payne, Inc., Expires 05/17/2014, Strike Price $115.00	16	360
Herbalife Ltd., Expires 05/02/2014, Strike Price $63.50	2	14
Herbalife Ltd., Expires 05/02/2014, Strike Price $64.00	1	6
Herbalife Ltd., Expires 05/09/2014, Strike Price $67.50	15	135
Herbalife Ltd., Expires 05/17/2014, Strike Price $70.00	11	165
Hershey, Co., Expires 05/17/2014, Strike Price $105.00	18	90
Hewlett-Packard Co., Expires 05/17/2014, Strike Price $34.00	37	1,018
Hewlett-Packard Co., Expires 05/17/2014, Strike Price $35.00	18	153
HollyFrontier Corp., Expires 05/02/2014, Strike Price $50.50	12	2,400
HollyFrontier Corp., Expires 05/02/2014, Strike Price $51.00	12	1,860
HollyFrontier Corp., Expires 05/02/2014, Strike Price $51.50	6	690
HollyFrontier Corp., Expires 05/02/2014, Strike Price $54.00	3	23
Home Depot, Inc., Expires 05/02/2014, Strike Price $80.00	3	83
Home Depot, Inc., Expires 05/02/2014, Strike Price $81.00	7	49
Home Depot, Inc., Expires 05/02/2014, Strike Price $82.00	4	8
Home Depot, Inc., Expires 05/09/2014, Strike Price $82.00	4	74
Home Depot, Inc., Expires 05/17/2014, Strike Price $82.50	4	80
Honeywell International, Inc., Expires 05/02/2014, Strike Price $97.00	19	67
Hormel Foods Corp., Expires 05/17/2014, Strike Price $50.00	37	278
Humana, Inc., Expires 05/02/2014, Strike Price $115.00	4	40
Humana, Inc., Expires 05/02/2014, Strike Price $116.00	1	10
Humana, Inc., Expires 05/02/2014, Strike Price $119.00	1	8
Humana, Inc., Expires 05/02/2014, Strike Price $120.00	3	23
Humana, Inc., Expires 05/02/2014, Strike Price $121.00	3	15
Humana, Inc., Expires 05/02/2014, Strike Price $122.00	3	15
Humana, Inc., Expires 05/02/2014, Strike Price $123.00	3	8
Informatica Corp., Expires 05/17/2014, Strike Price $40.00	49	245
Intel Corp., Expires 05/02/2014, Strike Price $28.00	65	65
Intel Corp., Expires 05/23/2014, Strike Price $27.50	1	8
International Business Machines Corp., Expires 05/02/2014, Strike Price $202.50	5	5
International Business Machines Corp., Expires 05/17/2014, Strike Price $205.00	4	48
Interpublic Group of Cos., Inc., Expires 05/17/2014, Strike Price $18.00	50	625
Interpublic Group of Cos., Inc., Expires 05/17/2014, Strike Price $19.00	20	100
Intuit, Inc., Expires 05/17/2014, Strike Price $80.00	7	123
Intuit, Inc., Expires 05/17/2014, Strike Price $82.50	16	80
Intuitive Surgical, Inc., Expires 05/09/2014, Strike Price $432.50	2	25
Intuitive Surgical, Inc., Expires 05/09/2014, Strike Price $440.00	2	25
Intuitive Surgical, Inc., Expires 05/17/2014, Strike Price $440.00	1	17
J.B. Hunt Transport Services, Inc., Expires 05/17/2014, Strike Price $80.00	23	230
JC Penney Co., Inc., Expires 05/02/2014, Strike Price $8.50	48	768
J.C. Penney Co., Inc., Expires 05/02/2014, Strike Price $9.00	10	25
J.C. Penney Co., Inc., Expires 05/02/2014, Strike Price $10.00	130	195
J.C. Penney Co., Inc., Expires 05/09/2014, Strike Price $8.50	10	280
J.C. Penney Co., Inc., Expires 05/09/2014, Strike Price $9.00	23	241
JM Smucker Co., Expires 05/17/2014, Strike Price $100.00	18	225
Johnson & Johnson, Expires 05/02/2014, Strike Price $103.00	6	21
Johnson & Johnson, Expires 05/09/2014, Strike Price $104.00	12	132
Johnson Controls, Inc., Expires 05/17/2014, Strike Price $48.00	34	170
Johnson Controls, Inc., Expires 05/17/2014, Strike Price $49.00	6	30
Joy Global, Inc., Expires 05/02/2014, Strike Price $63.00	5	20
Joy Global, Inc., Expires 05/02/2014, Strike Price $63.50	5	18

The accompanying notes are an integral part of these financial statements.	(Continued)

20	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Joy Global, Inc., Expires 05/02/2014, Strike Price $65.00	5	$35
Joy Global, Inc., Expires 05/09/2014, Strike Price $63.50	5	55
Joy Global, Inc., Expires 05/09/2014, Strike Price $64.00	5	40
Joy Global, Inc., Expires 05/17/2014, Strike Price $65.00	5	47
JPMorgan Chase & Co., Expires 05/09/2014, Strike Price $59.00	32	64
Juniper Networks, Inc., Expires 05/02/2014, Strike Price $26.50	28	56
Juniper Networks, Inc., Expires 05/09/2014, Strike Price $26.50	10	20
Juniper Networks, Inc., Expires 05/09/2014, Strike Price $27.00	18	27
Juniper Networks, Inc., Expires 05/17/2014, Strike Price $27.00	18	72
Kansas City Southern, Expires 05/17/2014, Strike Price $110.00	1	7
Kansas City Southern, Expires 05/17/2014, Strike Price $115.00	17	42
Keurig Green Mountain, Inc., Expires 05/02/2014, Strike Price $100.00	15	68
Keurig Green Mountain, Inc., Expires 05/02/2014, Strike Price $101.00	4	22
Kimberly-Clark Corp., Expires 05/02/2014, Strike Price $113.00	3	75
Kimberly-Clark Corp., Expires 05/17/2014, Strike Price $115.00	13	455
Kinder Morgan, Inc., Expires 05/17/2014, Strike Price $35.00	9	27
Kohl’s Corp., Expires 05/02/2014, Strike Price $57.00	20	150
Kohl’s Corp., Expires 05/02/2014, Strike Price $57.50	7	53
Kohl’s Corp., Expires 05/09/2014, Strike Price $58.00	5	25
Kroger Co., Expires 05/17/2014, Strike Price $47.00	24	600
Kroger Co., Expires 05/17/2014, Strike Price $48.00	15	112
L Brands, Inc., Expires 05/17/2014, Strike Price $59.00	33	248
Laboratory Corp. of America Holdings, Expires 05/17/2014, Strike Price $105.00	18	270
Las Vegas Sands Corp., Expires 05/02/2014, Strike Price $80.00	6	291
Las Vegas Sands Corp., Expires 05/02/2014, Strike Price $81.00	12	270
Las Vegas Sands Corp., Expires 05/02/2014, Strike Price $82.00	2	18
Las Vegas Sands Corp., Expires 05/17/2014, Strike Price $85.00	2	58
Lennar Corp., Expires 05/17/2014, Strike Price $41.00	29	479
Lennar Corp., Expires 05/17/2014, Strike Price $42.00	16	120
Lennox International, Inc., Expires 05/17/2014, Strike Price $90.00	21	263
Lincoln Electric Holdings, Inc., Expires 05/17/2014, Strike Price $70.00	26	390
Linear Technology Corp., Expires 05/17/2014, Strike Price $47.00	35	350
Linear Technology Corp., Expires 05/17/2014, Strike Price $48.00	5	25
Lockheed Martin Corp., Expires 05/17/2014, Strike Price $170.00	5	212
Lockheed Martin Corp., Expires 05/17/2014, Strike Price $175.00	4	60
Lockheed Martin Corp., Expires 05/17/2014, Strike Price $180.00	2	5
Lorillard, Inc., Expires 05/17/2014, Strike Price $60.00	32	4,144
Lowe’s Cos., Inc., Expires 05/02/2014, Strike Price $48.00	15	45
Lowe’s Cos., Inc., Expires 05/17/2014, Strike Price $49.00	20	80
Lowe’s Cos., Inc., Expires 05/17/2014, Strike Price $50.00	3	6
M&T Bank Corp., Expires 05/17/2014, Strike Price $130.00	14	105
Macy’s, Inc., Expires 05/02/2014, Strike Price $59.50	30	45
Marathon Oil Corp., Expires 05/02/2014, Strike Price $37.00	17	51
Marathon Oil Corp., Expires 05/02/2014, Strike Price $37.50	16	24
Marathon Oil Corp., Expires 05/02/2014, Strike Price $38.00	15	75
Marvell Technology Group Ltd., Expires 05/02/2014, Strike Price $16.50	48	72
Marvell Technology Group Ltd., Expires 05/09/2014, Strike Price $17.00	11	49
Marvell Technology Group Ltd., Expires 05/17/2014, Strike Price $17.00	70	525
Maxim Integrated Products, Inc., Expires 05/17/2014, Strike Price $34.00	18	135
MBIA, Inc., Expires 05/02/2014, Strike Price $13.00	5	10
MBIA, Inc., Expires 05/02/2014, Strike Price $14.00	107	642
MBIA, Inc., Expires 05/09/2014, Strike Price $13.00	1	3
MBIA, Inc., Expires 05/09/2014, Strike Price $13.50	3	9
McDonald’s Corp., Expires 05/09/2014, Strike Price $102.00	6	396
McDonald’s Corp., Expires 05/09/2014, Strike Price $103.00	6	228
McDonald’s Corp., Expires 05/09/2014, Strike Price $104.00	6	126
Mead Johnson Nutrition Co., Expires 05/17/2014, Strike Price $95.00	20	670
Medtronic, Inc., Expires 05/02/2014, Strike Price $59.50	16	128

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	21

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Medtronic, Inc., Expires 05/02/2014, Strike Price $62.00	1	$1
Medtronic, Inc., Expires 05/09/2014, Strike Price $60.50	13	91
Michael Kors Holdings Ltd., Expires 05/02/2014, Strike Price $95.00	3	22
Michael Kors Holdings Ltd., Expires 05/02/2014, Strike Price $98.00	1	5
Michael Kors Holdings Ltd., Expires 05/02/2014, Strike Price $101.00	3	22
Michael Kors Holdings Ltd., Expires 05/02/2014, Strike Price $102.00	3	22
Michael Kors Holdings Ltd., Expires 05/09/2014, Strike Price $100.00	3	7
Michael Kors Holdings Ltd., Expires 05/09/2014, Strike Price $102.00	4	20
Michael Kors Holdings Ltd., Expires 05/09/2014, Strike Price $105.00	2	5
Michael Kors Holdings Ltd., Expires 05/23/2014, Strike Price $100.00	1	30
Micron Technology, Inc., Expires 05/02/2014, Strike Price $24.50	30	4,905
Micron Technology, Inc., Expires 05/02/2014, Strike Price $25.00	30	3,525
Micron Technology, Inc., Expires 05/02/2014, Strike Price $25.50	1	74
Micron Technology, Inc., Expires 05/02/2014, Strike Price $27.50	8	20
Micron Technology, Inc., Expires 05/17/2014, Strike Price $28.00	2	56
Microsoft Corp., Expires 05/09/2014, Strike Price $43.00	29	43
Microsoft Corp., Expires 05/23/2014, Strike Price $44.00	14	35
Mondelez International, Inc., Expires 05/02/2014, Strike Price $36.50	49	73
Monsanto Co., Expires 05/02/2014, Strike Price $115.00	1	4
Monsanto Co., Expires 05/17/2014, Strike Price $120.00	14	105
Monsanto Co., Expires 05/17/2014, Strike Price $125.00	1	3
Monster Beverage Corp., Expires 05/02/2014, Strike Price $69.50	1	15
Monster Beverage Corp., Expires 05/02/2014, Strike Price $70.00	1	10
Monster Beverage Corp., Expires 05/02/2014, Strike Price $70.50	10	100
Monster Beverage Corp., Expires 05/02/2014, Strike Price $71.00	5	38
Monster Beverage Corp., Expires 05/02/2014, Strike Price $71.50	10	50
Moody’s Corp., Expires 05/17/2014, Strike Price $85.00	22	110
Mosaic Co., Expires 05/02/2014, Strike Price $50.00	1	33
Mosaic Co., Expires 05/02/2014, Strike Price $50.50	12	156
Mosaic Co., Expires 05/02/2014, Strike Price $51.50	6	27
Mosaic Co., Expires 05/02/2014, Strike Price $52.00	17	51
Nabors Industries Ltd., Expires 05/17/2014, Strike Price $27.00	2	28
Nabors Industries Ltd., Expires 05/17/2014, Strike Price $28.00	70	245
NASDAQ OMX Group, Inc., Expires 05/17/2014, Strike Price $39.00	47	587
National Oilwell Varco, Inc., Expires 05/02/2014, Strike Price $80.00	8	56
National Oilwell Varco, Inc., Expires 05/23/2014, Strike Price $84.00	6	60
National Oilwell Varco, Inc., Expires 05/23/2014, Strike Price $85.00	8	48
Navistar International Corp., Expires 05/02/2014, Strike Price $36.50	8	1,080
Navistar International Corp., Expires 05/02/2014, Strike Price $37.00	32	3,360
Navistar International Corp., Expires 05/02/2014, Strike Price $37.50	9	675
Navistar International Corp., Expires 05/09/2014, Strike Price $38.50	2	125
NetApp, Inc., Expires 05/02/2014, Strike Price $37.00	6	24
NetApp, Inc., Expires 05/02/2014, Strike Price $38.00	2	12
NetApp, Inc., Expires 05/02/2014, Strike Price $38.50	1	6
NetApp, Inc., Expires 05/02/2014, Strike Price $39.50	13	39
NetApp, Inc., Expires 05/09/2014, Strike Price $37.50	8	60
NetApp, Inc., Expires 05/09/2014, Strike Price $38.50	8	56
NetApp, Inc., Expires 05/17/2014, Strike Price $38.00	8	72
NetApp, Inc., Expires 05/17/2014, Strike Price $39.00	3	8
Netflix, Inc., Expires 05/02/2014, Strike Price $357.50	1	6
Netflix, Inc., Expires 05/02/2014, Strike Price $360.00	1	5
Netflix, Inc., Expires 05/02/2014, Strike Price $362.50	1	5
Netflix, Inc., Expires 05/02/2014, Strike Price $365.00	1	4
Netflix, Inc., Expires 05/17/2014, Strike Price $375.00	2	114
NetSuite, Inc., Expires 05/17/2014, Strike Price $90.00	23	115
NIKE, Inc., Expires 05/02/2014, Strike Price $76.00	4	12
NIKE, Inc., Expires 05/02/2014, Strike Price $79.00	1	3
NIKE, Inc., Expires 05/09/2014, Strike Price $78.00	19	38

The accompanying notes are an integral part of these financial statements.	(Continued)

22	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Noble Energy, Inc., Expires 05/17/2014, Strike Price $77.50	12	$90
Nordson Corp., Expires 05/17/2014, Strike Price $80.00	24	300
Norfolk Southern Corp., Expires 05/17/2014, Strike Price $97.50	17	510
Norfolk Southern Corp., Expires 05/17/2014, Strike Price $100.00	2	18
Nu Skin Enterprises, Inc., Expires 05/02/2014, Strike Price $90.00	1	20
Nu Skin Enterprises, Inc., Expires 05/02/2014, Strike Price $96.00	4	60
Nu Skin Enterprises, Inc., Expires 05/02/2014, Strike Price $97.00	15	225
Nucor Corp., Expires 05/02/2014, Strike Price $53.00	12	60
Nucor Corp., Expires 05/09/2014, Strike Price $53.50	6	72
Nucor Corp., Expires 05/17/2014, Strike Price $55.00	12	84
Nucor Corp., Expires 05/23/2014, Strike Price $55.00	4	48
NVIDIA Corp., Expires 05/02/2014, Strike Price $19.00	8	40
NVIDIA Corp., Expires 05/02/2014, Strike Price $19.50	50	100
NVIDIA Corp., Expires 05/02/2014, Strike Price $20.00	30	30
NVIDIA Corp., Expires 05/02/2014, Strike Price $20.50	10	10
Occidental Petroleum Corp., Expires 05/02/2014, Strike Price $101.00	6	21
Occidental Petroleum Corp., Expires 05/02/2014, Strike Price $102.00	12	24
Omnicom Group, Inc., Expires 05/17/2014, Strike Price $75.00	26	325
Oracle Corp., Expires 05/02/2014, Strike Price $42.50	1	1
Oracle Corp., Expires 05/02/2014, Strike Price $43.00	7	7
Oracle Corp., Expires 05/09/2014, Strike Price $41.50	11	264
Oracle Corp., Expires 05/09/2014, Strike Price $42.00	2	23
Oracle Corp., Expires 05/09/2014, Strike Price $43.00	9	18
Oracle Corp., Expires 05/17/2014, Strike Price $42.00	14	322
O’Reilly Automotive, Inc., Expires 05/17/2014, Strike Price $155.00	12	540
Owens Corning, Expires 05/17/2014, Strike Price $46.00	7	18
Pall Corp., Expires 05/17/2014, Strike Price $90.00	20	250
Palo Alto Networks, Inc., Expires 05/02/2014, Strike Price $74.50	8	120
Palo Alto Networks, Inc., Expires 05/02/2014, Strike Price $75.00	1	18
Palo Alto Networks, Inc., Expires 05/02/2014, Strike Price $76.00	4	60
Palo Alto Networks, Inc., Expires 05/09/2014, Strike Price $70.50	1	40
Palo Alto Networks, Inc., Expires 05/09/2014, Strike Price $77.00	4	60
Palo Alto Networks, Inc., Expires 05/09/2014, Strike Price $78.00	1	15
Palo Alto Networks, Inc., Expires 05/17/2014, Strike Price $77.50	8	140
Pandora Media, Inc., Expires 05/02/2014, Strike Price $26.50	77	193
Patterson Cos., Inc., Expires 05/17/2014, Strike Price $43.00	1	8
Patterson-UTI Energy, Inc., Expires 05/17/2014, Strike Price $35.00	27	270
Peabody Energy Corp., Expires 05/09/2014, Strike Price $19.00	10	410
Peabody Energy Corp., Expires 05/09/2014, Strike Price $19.50	20	430
Peabody Energy Corp., Expires 05/17/2014, Strike Price $20.00	10	205
Peabody Energy Corp., Expires 05/23/2014, Strike Price $19.50	32	1,280
Peabody Energy Corp., Expires 05/23/2014, Strike Price $20.00	10	260
Peabody Energy Corp., Expires 05/23/2014, Strike Price $20.50	20	320
Pentair Ltd., Expires 05/17/2014, Strike Price $80.00	8	60
PepsiCo., Inc., Expires 05/17/2014, Strike Price $90.00	20	200
PetSmart, Inc., Expires 05/17/2014, Strike Price $72.50	26	130
Pfizer, Inc., Expires 05/02/2014, Strike Price $31.50	1	10
Pfizer, Inc., Expires 05/02/2014, Strike Price $32.00	42	105
Pfizer, Inc., Expires 05/02/2014, Strike Price $32.50	9	5
Pfizer, Inc., Expires 05/02/2014, Strike Price $33.50	1	1
Philip Morris International, Inc., Expires 05/17/2014, Strike Price $87.50	20	460
PNC Financial Services Group, Inc., Expires 05/17/2014, Strike Price $87.50	1	11
PNC Financial Services Group, Inc., Expires 05/17/2014, Strike Price $90.00	20	90
Polaris Industries, Inc., Expires 05/17/2014, Strike Price $140.00	1	40
Polaris Industries, Inc., Expires 05/17/2014, Strike Price $145.00	13	195
Popular, Inc., Expires 05/17/2014, Strike Price $33.00	50	375
PPG Industries, Inc., Expires 05/17/2014, Strike Price $210.00	4	30
Praxair, Inc., Expires 05/17/2014, Strike Price $135.00	13	195

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	23

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Princeline Group, Inc., Expires 05/02/2014, Strike Price $1,340.00	1	$25
Procter & Gamble Co., Expires 05/02/2014, Strike Price $83.00	1	15
Procter & Gamble Co., Expires 05/09/2014, Strike Price $84.00	20	310
Prologis, Inc., Expires 05/17/2014, Strike Price $43.00	42	210
PulteGroup, Inc., Expires 05/02/2014, Strike Price $19.50	10	20
PulteGroup, Inc., Expires 05/17/2014, Strike Price $20.00	30	180
PulteGroup, Inc., Expires 05/23/2014, Strike Price $19.50	1	13
PulteGroup, Inc., Expires 05/23/2014, Strike Price $20.50	59	236
PVH Corp., Expires 05/17/2014, Strike Price $135.00	14	175
QUALCOMM, Inc., Expires 05/09/2014, Strike Price $82.00	16	80
QUALCOMM, Inc., Expires 05/17/2014, Strike Price $82.50	6	63
Quest Diagnostics, Inc., Expires 05/17/2014, Strike Price $60.00	32	320
Questcor Pharmaceuticals, Inc., Expires 05/17/2014, Strike Price $95.00	22	440
Rackspace Hosting, Inc., Expires 05/02/2014, Strike Price $30.50	9	112
Rackspace Hosting, Inc., Expires 05/02/2014, Strike Price $31.00	9	67
Rackspace Hosting, Inc., Expires 05/02/2014, Strike Price $31.50	9	67
Rackspace Hosting, Inc., Expires 05/02/2014, Strike Price $32.00	9	45
Rackspace Hosting, Inc., Expires 05/02/2014, Strike Price $33.00	2	10
Rackspace Hosting, Inc., Expires 05/09/2014, Strike Price $31.50	9	135
Rackspace Hosting, Inc., Expires 05/09/2014, Strike Price $32.00	9	90
Rackspace Hosting, Inc., Expires 05/09/2014, Strike Price $32.50	9	67
Rackspace Hosting, Inc., Expires 05/09/2014, Strike Price $33.50	9	67
Range Resources Corp., Expires 05/17/2014, Strike Price $95.00	13	390
Range Resources Corp., Expires 05/17/2014, Strike Price $97.50	6	90
Red Hat, Inc., Expires 05/17/2014, Strike Price $52.50	30	300
Rite Aid Corp., Expires 05/02/2014, Strike Price $8.00	30	75
Rite Aid Corp., Expires 05/09/2014, Strike Price $8.00	20	50
Rite Aid Corp., Expires 05/17/2014, Strike Price $8.00	12	30
Rockwell Collins, Inc., Expires 05/17/2014, Strike Price $80.00	23	460
Roper Industries, Inc., Expires 05/17/2014, Strike Price $150.00	10	50
Ross Stores, Inc., Expires 05/17/2014, Strike Price $72.50	23	115
Ross Stores, Inc., Expires 05/17/2014, Strike Price $75.00	3	7
Royal Caribbean Cruises Ltd., Expires 05/17/2014, Strike Price $55.00	9	333
Royal Caribbean Cruises Ltd., Expires 05/17/2014, Strike Price $57.50	12	60
Salesforce.com, Inc., Expires 05/02/2014, Strike Price $56.50	1	3
Salesforce.com, Inc., Expires 05/02/2014, Strike Price $57.00	1	1
Salesforce.com, Inc., Expires 05/02/2014, Strike Price $57.50	1	0
Salesforce.com, Inc., Expires 05/02/2014, Strike Price $60.50	6	18
Salesforce.com, Inc., Expires 05/02/2014, Strike Price $61.00	5	15
Salesforce.com, Inc., Expires 05/02/2014, Strike Price $61.50	5	15
Salesforce.com, Inc., Expires 05/02/2014, Strike Price $62.50	6	3
Salesforce.com, Inc., Expires 05/02/2014, Strike Price $63.00	4	12
Salesforce.com, Inc., Expires 05/17/2014, Strike Price $60.00	5	50
SanDisk Corp., Expires 05/02/2014, Strike Price $91.00	9	13
SanDisk Corp., Expires 05/09/2014, Strike Price $93.00	4	10
SanDisk Corp., Expires 05/17/2014, Strike Price $95.00	8	32
Schlumberger Ltd., Expires 05/02/2014, Strike Price $105.00	3	6
Schlumberger Ltd., Expires 05/09/2014, Strike Price $106.00	3	33
Schlumberger Ltd., Expires 05/09/2014, Strike Price $108.00	3	12
Schlumberger Ltd., Expires 05/09/2014, Strike Price $109.00	6	15
Schlumberger Ltd., Expires 05/17/2014, Strike Price $110.00	3	10
Seadrill Ltd., Expires 05/02/2014, Strike Price $36.00	2	10
Seadrill Ltd., Expires 05/17/2014, Strike Price $37.00	24	360
Seadrill Ltd., Expires 05/17/2014, Strike Price $38.00	24	120
Sears Holdings Corp., Expires 05/17/2014, Strike Price $50.00	4	170
ServiceNow, Inc., Expires 05/17/2014, Strike Price $55.00	29	1,378
Sherwin-Williams Co., Expires 05/17/2014, Strike Price $220.00	9	45
Signature Bank—New York, Expires 05/17/2014, Strike Price $125.00	15	600

The accompanying notes are an integral part of these financial statements.	(Continued)

24	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Signet Jewelers Ltd., Expires 05/17/2014, Strike Price $110.00	18	$270
Simon Property Group, Inc., Expires 05/17/2014, Strike Price $180.00	10	75
Skyworks Solutions, Inc., Expires 05/02/2014, Strike Price $45.00	7	52
Skyworks Solutions, Inc., Expires 05/09/2014, Strike Price $46.00	21	157
Skyworks Solutions, Inc., Expires 05/17/2014, Strike Price $47.00	14	35
SolarCity Corp., Expires 05/02/2014, Strike Price $58.00	1	10
SolarCity Corp., Expires 05/02/2014, Strike Price $62.00	1	4
SolarCity Corp., Expires 05/02/2014, Strike Price $63.00	7	7
SolarCity Corp., Expires 05/02/2014, Strike Price $63.50	11	38
SolarCity Corp., Expires 05/02/2014, Strike Price $64.00	10	35
SolarCity Corp., Expires 05/02/2014, Strike Price $65.50	1	2
SolarCity Corp., Expires 05/02/2014, Strike Price $66.00	2	5
Splunk, Inc., Expires 05/17/2014, Strike Price $62.50	25	1,437
Splunk, Inc., Expires 05/17/2014, Strike Price $65.00	7	280
St. Jude Medical, Inc., Expires 05/17/2014, Strike Price $70.00	28	420
Stanley Black & Decker, Inc., Expires 05/17/2014, Strike Price $90.00	20	300
Starbucks Corp., Expires 05/02/2014, Strike Price $73.50	4	6
Starbucks Corp., Expires 05/02/2014, Strike Price $74.00	12	12
Starbucks Corp., Expires 05/02/2014, Strike Price $74.50	8	20
Starbucks Corp., Expires 05/17/2014, Strike Price $77.50	1	3
State Street Corp., Expires 05/17/2014, Strike Price $70.00	27	162
Stericycle, Inc., Expires 05/17/2014, Strike Price $120.00	15	225
Stratasys Ltd., Expires 05/02/2014, Strike Price $97.00	1	147
Stratasys Ltd., Expires 05/02/2014, Strike Price $107.00	1	5
Stratasys Ltd., Expires 05/02/2014, Strike Price $110.00	7	52
Stratasys Ltd., Expires 05/02/2014, Strike Price $111.00	1	7
Stratasys Ltd., Expires 05/02/2014, Strike Price $112.00	6	45
Stratasys Ltd., Expires 05/02/2014, Strike Price $114.00	3	22
SunEdison, Inc., Expires 05/02/2014, Strike Price $20.50	16	80
SunEdison, Inc., Expires 05/02/2014, Strike Price $21.50	40	100
SunEdison, Inc., Expires 05/02/2014, Strike Price $22.00	40	100
SunPower Corp., Expires 05/02/2014, Strike Price $37.00	2	6
SunPower Corp., Expires 05/02/2014, Strike Price $37.50	16	40
SunPower Corp., Expires 05/02/2014, Strike Price $38.00	9	22
SunPower Corp., Expires 05/17/2014, Strike Price $38.00	1	15
SunPower Corp., Expires 05/17/2014, Strike Price $40.00	24	204
Target Corp., Expires 05/02/2014, Strike Price $61.50	2	101
Target Corp., Expires 05/02/2014, Strike Price $62.00	1	24
Target Corp., Expires 05/02/2014, Strike Price $64.50	2	6
Target Corp., Expires 05/09/2014, Strike Price $63.00	18	369
Target Corp., Expires 05/17/2014, Strike Price $62.50	5	250
Teledyne Technologies, Inc., Expires 05/17/2014, Strike Price $100.00	19	190
Tesla Motors, Inc., Expires 05/02/2014, Strike Price $217.50	4	360
Tesla Motors, Inc., Expires 05/02/2014, Strike Price $220.00	2	117
Tesla Motors, Inc., Expires 05/02/2014, Strike Price $230.00	2	25
Tesla Motors, Inc., Expires 05/02/2014, Strike Price $232.50	1	12
Texas Instruments, Inc., Expires 05/17/2014, Strike Price $49.00	2	6
Texas Instruments, Inc., Expires 05/17/2014, Strike Price $50.00	30	60
Thermo Fisher Scientific, Inc., Expires 05/17/2014, Strike Price $125.00	3	30
Thermo Fisher Scientific, Inc., Expires 05/17/2014, Strike Price $130.00	12	120
Thor Industries, Inc., Expires 05/17/2014, Strike Price $65.00	29	652
TIBCO Software, Inc., Expires 05/17/2014, Strike Price $21.00	2	20
TIBCO Software, Inc., Expires 05/17/2014, Strike Price $22.00	92	920
Tiffany & Co., Expires 05/17/2014, Strike Price $92.50	1	15
Tiffany & Co., Expires 05/17/2014, Strike Price $95.00	19	95
Time Warner Cable, Inc., Expires 05/17/2014, Strike Price $150.00	11	110
Time Warner Cable, Inc., Expires 05/17/2014, Strike Price $160.00	2	15
Toll Brothers, Inc., Expires 05/02/2014, Strike Price $35.50	16	80

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	25

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Toll Brothers, Inc., Expires 05/02/2014, Strike Price $36.50	1	$2
Toll Brothers, Inc., Expires 05/17/2014, Strike Price $37.00	3	15
Toll Brothers, Inc., Expires 05/17/2014, Strike Price $38.00	32	160
Travelers Cos., Inc., Expires 05/17/2014, Strike Price $92.50	9	225
TripAdvisor, Inc., Expires 05/02/2014, Strike Price $86.00	1	13
TripAdvisor, Inc., Expires 05/02/2014, Strike Price $88.00	1	10
TripAdvisor, Inc., Expires 05/02/2014, Strike Price $89.00	9	90
TripAdvisor, Inc., Expires 05/02/2014, Strike Price $98.00	7	88
TripAdvisor, Inc., Expires 05/02/2014, Strike Price $99.00	4	50
Tupperware Brands Corp., Expires 05/17/2014, Strike Price $90.00	20	150
Ulta Salon Cosmetics & Fragrance, Inc., Expires 05/17/2014, Strike Price $95.00	1	23
Ulta Salon Cosmetics & Fragrance, Inc., Expires 05/17/2014, Strike Price $97.50	7	105
Ulta Salon Cosmetics & Fragrance, Inc., Expires 05/17/2014, Strike Price $100.00	12	120
Under Armour, Inc., Expires 05/09/2014, Strike Price $54.00	12	180
Under Armour, Inc., Expires 05/09/2014, Strike Price $56.00	13	98
Under Armour, Inc., Expires 05/17/2014, Strike Price $57.50	12	150
Union Pacific Corp., Expires 05/02/2014, Strike Price $200.00	9	50
United Continental Holdings, Inc., Expires 05/17/2014, Strike Price $45.00	14	427
United Continental Holdings, Inc., Expires 05/17/2014, Strike Price $46.00	7	144
United Continental Holdings, Inc., Expires 05/17/2014, Strike Price $47.00	23	311
United Parcel Service, Inc., Expires 05/02/2014, Strike Price $99.00	9	194
United Parcel Service, Inc., Expires 05/02/2014, Strike Price $100.00	9	59
United Rentals, Inc., Expires 05/17/2014, Strike Price $105.00	18	225
United Rentals, Inc., Expires 05/17/2014, Strike Price $110.00	1	8
United Technologies Corp., Expires 05/02/2014, Strike Price $121.00	2	17
United Technologies Corp., Expires 05/09/2014, Strike Price $122.00	1	13
United Technologies Corp., Expires 05/09/2014, Strike Price $124.00	12	24
UnitedHealth Group, Inc., Expires 05/02/2014, Strike Price $79.00	14	28
UnitedHealth Group, Inc., Expires 05/09/2014, Strike Price $80.00	8	28
UnitedHealth Group, Inc., Expires 05/17/2014, Strike Price $80.00	1	6
Urban Outfitters, Inc., Expires 05/17/2014, Strike Price $39.00	49	245
Valmont Industries, Inc., Expires 05/17/2014, Strike Price $155.00	8	380
Valmont Industries, Inc., Expires 05/17/2014, Strike Price $160.00	4	130
Varian Medical Systems, Inc., Expires 05/17/2014, Strike Price $85.00	22	385
VeriFone Systems, Inc., Expires 05/17/2014, Strike Price $36.00	18	360
VeriFone Systems, Inc., Expires 05/17/2014, Strike Price $37.00	36	450
VeriSign, Inc., Expires 05/17/2014, Strike Price $50.00	32	448
VeriSign, Inc., Expires 05/17/2014, Strike Price $55.00	6	15
Verizon Communications, Inc., Expires 05/23/2014, Strike Price $48.50	32	320
Verizon Communications, Inc., Expires 05/23/2014, Strike Price $49.00	6	39
VF Corp., Expires 05/17/2014, Strike Price $65.00	28	140
Visa, Inc., Expires 05/17/2014, Strike Price $220.00	7	63
Visa, Inc., Expires 05/17/2014, Strike Price $225.00	2	10
VMware, Inc., Expires 05/02/2014, Strike Price $95.00	1	20
VMware, Inc., Expires 05/02/2014, Strike Price $104.00	19	95
Walgreen Co., Expires 05/02/2014, Strike Price $72.50	1	7
Walgreen Co., Expires 05/09/2014, Strike Price $71.50	13	208
Walgreen Co., Expires 05/09/2014, Strike Price $72.00	2	22
Walgreen Co., Expires 05/09/2014, Strike Price $72.50	10	110
Wal-Mart Stores, Inc., Expires 05/02/2014, Strike Price $80.00	1	23
Wal-Mart Stores, Inc., Expires 05/02/2014, Strike Price $81.00	10	40
Wal-Mart Stores, Inc., Expires 05/09/2014, Strike Price $80.00	7	294
Wal-Mart Stores, Inc., Expires 05/09/2014, Strike Price $82.00	4	20
Walt Disney Co., Expires 05/02/2014, Strike Price $82.00	10	5
Walt Disney Co., Expires 05/02/2014, Strike Price $84.00	4	6
Walt Disney Co., Expires 05/02/2014, Strike Price $85.00	8	12
Watsco, Inc., Expires 05/17/2014, Strike Price $110.00	17	553
Wells Fargo & Co., Expires 05/02/2014, Strike Price $50.50	12	30

The accompanying notes are an integral part of these financial statements.	(Continued)

26	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Wells Fargo & Co., Expires 05/02/2014, Strike Price $51.00	18	$36
Wells Fargo & Co., Expires 05/09/2014, Strike Price $51.00	6	18
Whirlpool Corp., Expires 05/17/2014, Strike Price $160.00	6	408
Whirlpool Corp., Expires 05/17/2014, Strike Price $165.00	6	99
Whole Foods Market, Inc., Expires 05/02/2014, Strike Price $51.00	3	12
Whole Foods Market, Inc., Expires 05/02/2014, Strike Price $51.50	6	9
Whole Foods Market, Inc., Expires 05/02/2014, Strike Price $52.00	14	21
Whole Foods Market, Inc., Expires 05/02/2014, Strike Price $53.00	6	6
Whole Foods Market, Inc., Expires 05/02/2014, Strike Price $54.50	6	6
Williams-Sonoma, Inc., Expires 05/17/2014, Strike Price $67.50	27	135
Workday, Inc., Expires 05/17/2014, Strike Price $80.00	1	105
Workday, Inc., Expires 05/17/2014, Strike Price $85.00	4	190
Workday, Inc., Expires 05/17/2014, Strike Price $95.00	21	315
WR Grace & Co., Expires 05/17/2014, Strike Price $100.00	19	95
WW Grainger, Inc., Expires 05/17/2014, Strike Price $270.00	7	158
Wynn Resorts Ltd., Expires 05/02/2014, Strike Price $232.50	4	68
Wynn Resorts Ltd., Expires 05/02/2014, Strike Price $235.00	2	22
Wynn Resorts Ltd., Expires 05/02/2014, Strike Price $237.50	2	25
Yahoo!, Inc., Expires 05/02/2014, Strike Price $38.50	2	4
Yahoo!, Inc., Expires 05/09/2014, Strike Price $38.50	1	18
Yahoo!, Inc., Expires 05/09/2014, Strike Price $41.00	16	72
Yahoo!, Inc., Expires 05/09/2014, Strike Price $42.00	16	56
Yahoo!, Inc., Expires 05/09/2014, Strike Price $42.50	16	56
Yum! Brands, Inc., Expires 05/02/2014, Strike Price $79.00	11	39
Yum! Brands, Inc., Expires 05/02/2014, Strike Price $80.00	12	30
Zillow, Inc., Expires 05/02/2014, Strike Price $101.00	2	1,610
Zillow, Inc., Expires 05/02/2014, Strike Price $108.00	1	288
Zillow, Inc., Expires 05/02/2014, Strike Price $110.00	1	175
Zillow, Inc., Expires 05/02/2014, Strike Price $111.00	9	1,238
Zillow, Inc., Expires 05/02/2014, Strike Price $112.00	6	660
Zillow, Inc., Expires 05/02/2014, Strike Price $113.00	1	88
Zoetis, Inc., Expires 05/02/2014, Strike Price $29.50	1	70
Zoetis, Inc., Expires 05/02/2014, Strike Price $30.00	60	2,250
Zynga, Inc., Expires 05/17/2014, Strike Price $4.50	153	1,913

TOTAL CALL OPTIONS (Premiums Received $216,430)		306,364

PUT OPTIONS
CBOE S&P 500, Expires 05/02/2014, Strike Price $1,870.00	404	131,300
CBOE S&P 500, Expires 05/02/2014, Strike Price $1,875.00	796	358,200
CBOE S&P 500, Expires 05/02/2014, Strike Price $1,880.00	265	159,000
NASDAQ, Expires 05/02/2014, Strike Price $3,560.00	23	23,115
NASDAQ, Expires 05/02/2014, Strike Price $3,565.00	15	24,765
NASDAQ, Expires 05/02/2014, Strike Price $3,575.00	5	10,250

TOTAL PUT OPTIONS (Premiums Received $1,160,131)		706,630

TOTAL WRITTEN OPTIONS (Premiums Received $1,376,561)		$1,012,994

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	27

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 2.9%

Automobiles & Components - 0.1%
Dana Holding Corp. (a)	2,400	$50,808
Federal-Mogul Holdings Corp. (a)(b)	2,600	44,772
Tower International, Inc. (a)(b)	2,100	58,401

		153,981

Banks - 0.0%
PacWest Bancorp (a)	1,078	42,441

Capital Goods - 0.1%
Capstone Turbine Corp. (a)(b)	20,000	41,200
Wabash National Corp. (a)(b)	4,200	56,112

		97,312

Commercial & Professional Services - 0.0%
WageWorks, Inc. (a)(b)	1,100	46,607

Consumer Durables & Apparel - 0.1%
Crocs, Inc. (a)(b)	3,300	49,929
JAKKS Pacific, Inc. (a)	8,600	75,336
Nautilus, Inc. (a)(b)	6,800	56,644

		181,909

Consumer Services - 0.1%
Boyd Gaming Corp. (a)(b)	3,700	43,734
Bridgepoint Education, Inc. (a)(b)	2,164	34,299

		78,033

Diversified Financials - 0.0%
WisdomTree Investments, Inc. (a)(b)	3,200	36,128

Energy - 0.3%
Alpha Natural Resources, Inc. (a)(b)	7,700	33,110
Arch Coal, Inc. (a)	10,000	45,800
CARBO Ceramics, Inc. (a)	500	69,955
Goodrich Petroleum Corp. (a)(b)	2,300	57,845
McDermott International, Inc. (a)(b)(c)	6,300	45,549
Penn Virginia Corp. (a)(b)	3,600	59,904

		312,163

Food, Beverage & Tobacco - 0.0%
Boulder Brands, Inc. (a)(b)	2,800	41,328

Health Care Equipment & Services - 0.4%
Abaxis, Inc. (a)(b)	1,100	44,671
Air Methods Corp. (a)(b)	1,100	61,237
Amedisys, Inc. (a)(b)	2,500	34,075
Anika Therapeutics, Inc. (a)(b)	2,000	85,480
DexCom, Inc. (a)(b)	1,700	55,148
Medidata Solutions, Inc. (a)(b)	1,000	36,310
Orthofix International NV (a)(b)	1,900	57,380
Rockwell Medical, Inc. (a)(b)	9,200	93,472

		467,773

Materials - 0.2%
Allied Nevada Gold Corp. (a)(b)	12,100	41,019
Century Aluminum Co. (a)(b)	5,200	71,500
Compass Minerals International, Inc. (a)	600	54,960

	SHARES	FAIR VALUE
Materials - 0.2% (continued)
Hecla Mining Co. (a)	13,600	$41,752
Intrepid Potash, Inc. (a)(b)	3,500	57,050
Walter Energy, Inc. (a)	3,500	25,200

		291,481

Media - 0.1%
Entravision Communications Corp. (a)	7,700	40,887
Sizmek, Inc. (a)(b)	3,800	36,404

		77,291

Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,100	42,273
Celldex Therapeutics, Inc. (a)(b)	4,200	63,000
Halozyme Therapeutics, Inc. (a)(b)	6,700	49,915
Insmed, Inc. (a)(b)	4,300	59,942
InterMune, Inc. (a)(b)	3,000	96,240
Keryx Biopharmaceuticals, Inc. (a)(b)	3,700	54,649
NPS Pharmaceuticals, Inc. (a)(b)	3,900	103,818
Sarepta Therapeutics, Inc. (a)(b)	1,900	70,547
TESARO, Inc. (a)(b)	1,300	32,448
Vanda Pharmaceuticals, Inc. (a)(b)	4,100	57,113

		629,945

Retailing - 0.0%
Big 5 Sporting Goods Corp. (a)	2,300	28,083
RadioShack Corp. (a)(b)	16,300	23,309

		51,392

Semiconductors & Semiconductor Equipment - 0.3%
Applied Micro Circuits Corp. (a)(b)	3,900	37,869
Cirrus Logic, Inc. (a)(b)	2,600	57,980
Integrated Device Technology, Inc. (a)(b)	4,300	50,181
SunEdison, Inc. (a)(b)	6,100	117,303
SunPower Corp. (a)(b)	2,000	66,840

		330,173

Software & Services - 0.3%
Advent Software, Inc. (a)	1,600	46,112
Angie’s List, Inc. (a)(b)	3,300	37,323
Bankrate, Inc. (a)(b)	2,600	45,552
Conversant, Inc. (a)(b)	2,100	51,324
Gogo, Inc. (a)(b)	2,300	31,096
Imperva, Inc. (a)(b)	1,000	22,880
NIC, Inc. (a)	2,000	36,680
Take-Two Interactive Software, Inc. (a)(b)	2,700	55,026
Vringo, Inc. (a)(b)	13,300	54,397
WebMD Health Corp. (a)(b)	1,300	57,317

		437,707

Technology Hardware & Equipment - 0.2%
Cray, Inc. (a)(b)	1,600	45,936
Fusion-io, Inc. (a)(b)	8,300	71,629
Silicon Graphics International Corp. (a)(b)	3,000	36,240
Ubiquiti Networks, Inc. (a)(b)	1,700	65,841

		219,646

Telecommunication Services - 0.1%
Inteliquent, Inc. (a)	5,900	80,476

		80,476

The accompanying notes are an integral part of these financial statements.	(Continued)

28	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Transportation - 0.1%
Arkansas Best Corp. (a)	2,000	$78,840
XPO Logistics, Inc. (a)(b)	2,000	54,280

		133,120

TOTAL COMMON STOCKS (Cost $3,272,598)		3,708,906

CONTINGENT VALUE RIGHTS - 0.0%

Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
Trius Therapeutics, Inc. (b)	3,300	—

Telecommunication Services - 0.0%
Leap Wireless International, Inc. (b)	2,700	6,804

TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		6,804

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS - 107.7%

U.S. Treasury Bills - 107.7%
0.035%, 05/01/2014 (d)(e)	$13,100,000	13,100,000
0.050%, 05/08/2014 (d)(e)	20,800,000	20,799,798
0.044%, 05/29/2014 (d)(e)	16,200,000	16,199,451
0.045%, 06/05/2014 (d)(e)	16,500,000	16,499,278
0.030%, 06/19/2014 (d)(e)	14,100,000	14,099,432

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 107.7% (continued)
0.025%, 07/10/2014 (d)(e)	$24,800,000	$24,799,207
0.015%, 07/17/2014 (d)(e)	9,800,000	9,799,657
0.015%, 07/24/2014 (d)(e)	9,700,000	9,699,748
0.020%, 07/31/2014 (d)(e)	13,100,000	13,099,293

TOTAL SHORT-TERM INVESTMENTS (Cost $138,095,440)		138,095,864

TOTAL INVESTMENTS (Cost $141,368,038) - 110.6%		141,811,574
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.6)%		(13,562,800)

TOTAL NET ASSETS - 100.0%		$128,248,774

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security may be subject to call options written.
(b)	Non-income producing security.
(c)	Foreign issued security. Total foreign securities are $45,549 which represents 0.0% of net assets.
(d)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.
(e)	All or portion of this security is held as collateral for put options written.

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE
CALL OPTIONS
CBOE Russell 2000, Expires 05/02/2014, Strike Price $1,150.00	38	$3,610

TOTAL CALL OPTIONS (Premiums Received $12,538)		3,610

PUT OPTIONS
CBOE Russell 2000, Expires 05/02/2014, Strike Price $1,120.00	1,056	469,920
CBOE Russell 2000, Expires 05/02/2014, Strike Price $1,130.00	6	4,800

TOTAL PUT OPTIONS (Premiums Received $1,237,142)		474,720

TOTAL WRITTEN OPTIONS (Premiums Received $1,249,680)		$478,330

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	29

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND

INVESTMENT COMPANIES - 100.0%	SHARES	FAIR VALUE

Open-End Mutual Funds - 100.0%
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	8,533,304	$85,674,373
Stone Ridge U.S. Variance Risk Premium Fund - Class I (a)	16,742,288	174,287,220

TOTAL INVESTMENT COMPANIES (Cost $257,920,292)		259,961,593

SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.05% (b)	7,722	7,722
First American Government Obligations Fund - Class Z - 0.01% (b)	7,722	7,722
First American Prime Obligations Fund - Class Z - 0.02% (b)	7,722	7,722
Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (b)	7,723	7,723
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (b)	7,723	7,723

TOTAL SHORT-TERM INVESTMENTS (Cost $38,612)		38,612

TOTAL INVESTMENTS (Cost $257,958,904) - 100.0%		260,000,205

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(91,789)

TOTAL NET ASSETS - 100.0%		$259,908,416

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 10.
(b)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

30	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Schedule of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 0.2%

Consumer Durables & Apparel - 0.1%
Sony Corp. - ADR (a)	2,000	$35,280

Consumer Services - 0.0%
Melco Crown Entertainment Ltd. - ADR (a)	200	6,836

Diversified Financials - 0.1%
Credit Suisse Group AG - ADR (a)	1,100	34,837

Materials - 0.0%
BHP Billiton Ltd. (a)(b)	100	3,507
BHP Billiton Ltd. - ADR (a)	100	7,054
Rio Tinto Ltd. (a)(b)	100	5,732
Rio Tinto PLC - ADR (a)	200	10,858

		27,151

Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV - ADR (a)	100	8,139

Software & Services - 0.0%
SAP AG - ADR (a)	400	32,396

Telecommunication Services - 0.0%
Vodafone Group PLC - ADR (a)	800	30,368

TOTAL COMMON STOCKS (Cost $175,186)		175,007

SHORT-TERM INVESTMENTS - 99.3%

Money Market Funds - 66.7%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.05% (c)(d)	10,213,971	10,213,971
First American Government Obligations Fund - Class Z - 0.01% (c)(d)	10,213,972	10,213,972
First American Prime Obligations Fund - Class Z - 0.02% (c)(d)	10,213,971	10,213,971
Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (c)(d)	10,213,972	10,213,972
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (c)(d)	10,213,971	10,213,971

		51,069,857

	PRINCIPAL AMOUNT
U.S. Treasury Bills - 32.6%
0.015%, 07/17/2014 (c)(e)	$12,500,000	12,499,562
0.015%, 07/24/2014 (c)(e)	12,500,000	12,499,675

		24,999,237

TOTAL SHORT-TERM INVESTMENTS (Cost $76,069,018)		76,069,094

TOTAL INVESTMENTS (Cost $76,244,204) - 99.5%		76,244,101

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		356,440

TOTAL NET ASSETS - 100.0%		$76,600,541

Percentages are stated as a percent of net assets.

ADR   American Depository Receipt

PLC   Private Limited Company

(a)	All or a portion of this security may be subject to call options written.
(b)	Foreign issued security. Total foreign securities are $9,239 which represents 0.0% of net assets.
(c)	All or a portion of this security is held as collateral for put options written.
(d)	Rate shown is the 7-day effective yield.
(e)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	31

Schedules of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE

CALL OPTIONS
ASML Holding NV, Expires 05/17/2014, Strike Price $87.50	1	$5
BHP Billiton Ltd., Expires 05/17/2014, Strike Price $75.00	1	7
BHP Billiton Ltd., Expires 05/29/2014, Strike Price $40.00	1	7
Credit Suisse Group AG, Expires 05/17/2014, Strike Price $33.00	11	55
Melco Crown Entertainment Ltd., Expires 05/02/2014, Strike Price $36.50	2	10
Rio Tinto Ltd., Expires 05/29/2014, Strike Price $66.00	1	19
Rio Tinto PLC - ADR, Expires 05/17/2014, Strike Price $57.50	2	30
SAP AG, Expires 05/17/2014, Strike Price $85.00	4	20
Sony Corp., Expires 05/09/2014, Strike Price $18.50	20	100
Vodafone Group PLC, Expires 05/17/2014, Strike Price $40.00	3	54
Vodafone Group PLC, Expires 05/17/2014, Strike Price $41.00	3	32
Vodafone Group PLC, Expires 05/17/2014, Strike Price $42.00	2	16

TOTAL CALL OPTIONS (Premiums Received $376)		355

PUT OPTIONS
CAC 40 Index, Expires 05/16/2014, Strike Price $4,425.00	30	18,500
CAC 40 Index, Expires 05/16/2014, Strike Price $4,450.00	35	26,381
Eurex DAX, Expires 05/02/2014, Strike Price $9,550.00	120	17,714
Eurex Euro STOXX 50, Expires 05/02/2014, Strike Price $3,175.00	364	31,815
FTSE 100 Index, Expires 05/16/2014, Strike Price $6,725.00	103	66,083
FTSE 100 Index, Expires 05/16/2014, Strike Price $6,775.00	35	35,409
Hang Seng Index, Expires 05/29/2014, Strike Price $22,000.00	13	35,045
Nikkei 225 Index, Expires 05/09/2014, Strike Price $14,250.00	20	36,191
Nikkei 225 Index, Expires 05/09/2014, Strike Price $14,375.00	12	26,997
Nikkei 225 Index, Expires 05/09/2014, Strike Price $14,500.00	105	369,736
S&P/ASX 200 Index, Expires 05/15/2014, Strike Price $5,450.00	60	23,968
S&P/ASX 200 Index, Expires 05/15/2014, Strike Price $5,500.00	52	32,366
Swiss Market Index, Expires 05/16/2014, Strike Price $8,400.00	41	25,948
Swiss Market Index, Expires 05/16/2014, Strike Price $8,450.00	40	35,360

TOTAL PUT OPTIONS (Premiums Received $771,508)		781,513

TOTAL WRITTEN OPTIONS (Premiums Received $771,884)		$781,868

The accompanying notes are an integral part of these financial statements.

32	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Schedules of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 0.5%

Automobiles & Components - 0.1%
Tata Motors Ltd. - ADR (a)	400	$14,968

Banks - 0.1%
HDFC Bank Ltd. - ADR (a)	200	8,010
ICICI Bank Ltd. - ADR (a)	400	17,068

		25,078

Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. - ADR (a)	400	9,680

Insurance - 0.0%
China Life Insurance Co. Ltd. - ADR (a)	300	11,724

Materials - 0.0%
AngloGold Ashanti Ltd. - ADR (a)	500	9,050

Media - 0.0%
Grupo Televisa SAB - ADR (a)	300	9,843

Real Estate - 0.0%
E-House China Holdings Ltd. - ADR (a)(b)	1,100	9,570

Retailing - 0.1%
Ctrip.com International Ltd. - ADR (a)(b)	400	18,696
Qunar Cayman Islands Ltd. - ADR (a)(b)	300	7,410

		26,106

Semiconductors & Semiconductor Equipment - 0.0%
JinkoSolar Holding Co Ltd. - ADR (a)(b)	300	8,070
Trina Solar Ltd. - ADR (a)(b)	100	1,118

		9,188

Software & Services - 0.2%
Changyou.com Ltd. - ADR (a)(b)	300	8,409
Infosys Ltd. - ADR (a)	200	10,742
Perfect World Co. Ltd. - ADR (a)	1,000	18,600
Qihoo 360 Technology Co. Ltd. - ADR (a)(b)	400	33,752

		71,503

TOTAL COMMON STOCKS (Cost $197,910)		196,710

PREFERRED STOCK - 0.1%

Banks - 0.1%
Banco Bradesco SA - ADR (a)	600	8,922

TOTAL PREFERRED STOCK (Cost $8,966)		8,922

	PRINCIPAL AMOUNT	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.8%

U.S. Treasury Bills - 100.8%
0.014%, 05/01/2014 (c)(d)	$200,000	$200,000
0.025%, 07/10/2014 (c)(d)	6,000,000	5,999,808
0.015%, 07/17/2014 (c)(d)	16,100,000	16,099,437
0.015%, 07/24/2014 (c)(d)	16,200,000	16,199,579
0.020%, 07/31/2014 (c)(d)	200,000	199,989

TOTAL SHORT-TERM INVESTMENTS (Cost $38,698,615)		38,698,813

TOTAL INVESTMENTS (Cost $38,905,491) - 101.4%		38,904,445

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%		(518,960)

TOTAL NET ASSETS - 100.0%		$38,385,485

Percentages	are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	All or a portion of this security may be subject to call options written.
(b)	Non-income producing security.
(c)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.
(d)	All or portion of this security is held as collateral for put options written.

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	33

Schedules of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE
CALL OPTIONS
AngloGold Ashanti Ltd., Expires 05/17/2014, Strike Price $20.00	5	$50
Banco Bradesco SA, Expires 05/17/2014, Strike Price $16.00	6	30
Changyou.com Ltd., Expires 05/17/2014, Strike Price $30.00	3	45
China Life Insurance Co. Ltd., Expires 05/17/2014, Strike Price $42.50	3	15
Ctrip.com International Ltd., Expires 05/02/2014, Strike Price $50.50	1	10
Ctrip.com International Ltd., Expires 05/02/2014, Strike Price $51.00	1	10
Ctrip.com International Ltd., Expires 05/02/2014, Strike Price $51.50	1	10
Ctrip.com International Ltd., Expires 05/02/2014, Strike Price $52.00	1	10
E-House China Holdings Ltd., Expires 05/17/2014, Strike Price $10.00	11	220
Grupo Televisa SAB, Expires 05/17/2014, Strike Price $35.00	3	15
HDFC Bank Ltd., Expires 05/17/2014, Strike Price $45.00	2	30
ICICI Bank Ltd., Expires 05/17/2014, Strike Price $47.00	1	17
ICICI Bank Ltd., Expires 05/17/2014, Strike Price $48.00	3	23
Infosys Ltd., Expires 05/17/2014, Strike Price $57.50	2	30
JinkoSolar Holding Co. Ltd., Expires 05/17/2014, Strike Price $32.00	3	83
New Oriental Education & Technology Group, Inc., Expires 05/17/2014, Strike Price $27.00	4	40
Perfect World Co. Ltd., Expires 05/17/2014, Strike Price $20.00	5	137
Perfect World Co. Ltd., Expires 05/17/2014, Strike Price $21.00	4	40
Perfect World Co. Ltd., Expires 05/17/2014, Strike Price $22.00	1	5
Qihoo 360 Technology Co. Ltd., Expires 05/02/2014, Strike Price $103.00	1	5
Qihoo 360 Technology Co. Ltd., Expires 05/09/2014, Strike Price $105.00	1	7
Qihoo 360 Technology Co. Ltd., Expires 05/09/2014, Strike Price $106.00	1	7
Qihoo 360 Technology Co. Ltd., Expires 05/09/2014, Strike Price $107.00	1	8
Qunar Cayman Islands Ltd., Expires 05/17/2014, Strike Price $30.00	3	90
Tata Motors Ltd., Expires 05/09/2014, Strike Price $40.00	1	8
Tata Motors Ltd., Expires 05/09/2014, Strike Price $41.00	1	5
Tata Motors Ltd., Expires 05/17/2014, Strike Price $41.00	1	10
Tata Motors Ltd., Expires 05/17/2014, Strike Price $42.00	1	5
Trina Solar Ltd., Expires 05/17/2014, Strike Price $13.00	1	14

TOTAL CALL OPTIONS (Premiums Received $1,046)		979

PUT OPTIONS
iShares China Large-Cap ETF, Expires 05/02/2014, Strike Price $34.50	536	4,824
iShares MSCI Brazil Capped ETF, Expires 05/02/2014, Strike Price $46.50	440	9,680
iShares MSCI Emerging Markets ETF, Expires 05/02/2014, Strike Price $40.50	690	3,105
iShares MSCI Emerging Markets ETF, Expires 05/02/2014, Strike Price $41.00	4,247	50,964
iShares MSCI Emerging Markets ETF, Expires 05/02/2014, Strike Price $41.50	1,417	43,218
iShares MSCI Mexico Capped ETF, Expires 05/02/2014, Strike Price $63.00	215	2,795
iShares MSCI Mexico Capped ETF, Expires 05/02/2014, Strike Price $63.50	20	480
iShares MSCI Mexico Capped ETF, Expires 05/02/2014, Strike Price $64.00	59	2,626
iShares MSCI South Korea Capped ETF, Expires 05/17/2014, Strike Price $62.00	86	4,902
iShares MSCI South Korea Capped ETF, Expires 05/17/2014, Strike Price $63.00	8	812
Market Vectors Russia ETF, Expires 05/17/2014, Strike Price $21.00	653	17,957
Market Vectors Russia ETF, Expires 05/17/2014, Strike Price $22.00	1,299	64,950

TOTAL PUT OPTIONS (Premiums Received $375,844)		206,313

TOTAL WRITTEN OPTIONS (Premiums Received $376,890)		$207,292

The accompanying notes are an integral part of these financial statements.

34	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Schedules of Investments	as of April 30, 2014 (Unaudited)

STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND

INVESTMENT COMPANIES - 100.0%	SHARES	FAIR VALUE

Open-End Mutual Funds - 100.0%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	924,451	$9,253,757
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,848,026	18,554,186

TOTAL INVESTMENT COMPANIES (Cost $27,769,586)		27,807,943

SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.05% (b)	2,014	2,014
First American Government Obligations Fund - Class Z - 0.01% (b)	2,014	2,014
First American Prime Obligations Fund - Class Z - 0.02% (b)	2,014	2,014
Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (b)	2,013	2,013
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (b)	2,013	2,013

TOTAL SHORT-TERM INVESTMENTS (Cost $10,068)		10,068

TOTAL INVESTMENTS (Cost $27,779,654) - 100.0%		27,818,011

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(2,713)

TOTAL NET ASSETS - 100.0%		$27,815,298

Percentages	are stated as a percent of net assets.
(a)	Affiliated company. See Footnote 10.
(b)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	35

Statement of Assets and Liabilities	April 30, 2014 (Unaudited)

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$759,316,447	$342,269,284
Interest receivable	3,773,146	1,739,774
Receivable for fund shares sold	88,285	71,950
Foreign currencies, at value(2)	511,846	157,464
Cash	149,192	108,552
Other assets	68,128	47,048
Total assets	763,907,044	344,394,072
LIABILITIES:
Payable for fund shares redeemed	10,301	1,692
Payable for investment securities purchased	40,254,880	32,740,115
Payable to Investment Adviser	889,661	383,127
Payable for Chief Compliance Officer compensation	4,759	3,843
Payable to Trustees	21,124	9,170
Accrued distribution fees	76,822	27,240
Other accrued expenses	236,583	127,024
Total liabilities	41,494,130	33,292,211
Total net assets	$722,412,914	$311,101,861

NET ASSETS CONSIST OF:
Capital stock	$702,799,319	$303,453,319
Accumulated net investment loss	(9,588,794)	(4,345,059)
Accumulated undistributed net realized gain on investments	692,991	218,826
Unrealized appreciation on:
Investments and foreign currency translation	28,509,398	11,774,775
Total net assets	$722,412,914	$311,101,861

Class I
Net Assets	$509,891,781	$238,644,270
Shares outstanding	49,190,899	23,022,410
Class I Net asset value, offering and redemption price per share	$10.37	$10.37
Class M
Net Assets	$212,521,133	$72,457,591
Shares outstanding	20,505,112	6,991,306
Class M Net asset value, offering and redemption price per share	$10.36	$10.36

(1) Cost of Investments	$730,814,346	$330,500,136
(2) Cost of foreign currencies	504,945	151,887

The accompanying notes are an integral part of these financial statements.	(Continued)

36	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Statement of Assets and Liabilities	April 30, 2014 (Unaudited)

	STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$463,198,719	$141,811,574	$38,612
Affiliated issuers (See Note 10)	—	—	259,961,593
Interest receivable	1	—	8
Dividend receivable	60,412	150	—
Receivable for fund shares sold	10,844	2,550	12,000
Receivable for investments sold	478,588	4,689	—
Cash	395,508	223,682	—
Deferred offering expenses (See Note 6)	533	169	26,910
Other assets	153,478	67,068	47,559
Total assets	464,298,083	142,109,882	260,086,682
LIABILITIES:
Payable for fund shares redeemed	11,900	78,675	12,000
Options written, at fair value(2)	1,012,994	478,330	—
Payable for investment securities purchased	52,201,472	13,101,717	—
Payable to Investment Adviser	421,123	132,563	—
Payable for Chief Compliance Officer compensation	7,129	3,845	4,126
Payable to Trustees	14,493	4,479	—
Accrued distribution fees	33,006	—	56,410
Other accrued expenses	82,023	61,499	105,730
Total liabilities	53,784,140	13,861,108	178,266
Total net assets	$410,513,943	$128,248,774	$259,908,416

NET ASSETS CONSIST OF:
Capital stock	$400,837,176	$131,322,590	$251,455,660
Accumulated net investment loss	(2,566,773)	(985,388)	(49,053)
Accumulated undistributed net realized gain (loss) on investments	2,671,999	(3,303,314)	6,460,508
Unrealized appreciation on:
Investments and foreign currency translation	9,207,974	443,536	2,041,301
Options written	363,567	771,350	—
Total net assets	$410,513,943	$128,248,774	$259,908,416

Class I
Net Assets	$299,816,807	$114,332,081	$158,715,476
Shares outstanding	28,791,277	11,385,743	15,203,897
Class I Net asset value, offering and redemption price per share	$10.41	$10.04	$10.44
Class M
Net Assets	$110,697,136	$13,916,693	$101,192,940
Shares outstanding	10,649,632	1,388,231	9,696,542
Class M Net asset value, offering and redemption price per share	$10.39	$10.02	$10.44

(1) Cost of Investments
Unaffiliated issuers	$453,990,745	$141,368,038	$38,612
Affiliated issuers (See Note 10)	—	—	257,920,292
(2) Premiums received	1,376,561	1,249,680	—

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	37

Statement of Assets and Liabilities	April 30, 2014 (Unaudited)

	STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$76,244,101	$38,904,445	$10,068
Affiliated issuers (See Note 10)	—	—	27,807,943
Interest receivable	1,183	4	1
Receivable from Advisor	—	15,425	16,811
Receivable for investments sold	293	2,525	—
Foreign currencies, at value(2)	1,474,480	—	—
Cash	—	114,283	—
Deferred offering expenses (See Note 6)	34,992	1,583	10,134
Other assets	75,748	2,000	3,151
Total assets	77,830,797	39,040,265	27,848,108
LIABILITIES:
Options written, at fair value(3)	781,868	207,292	—
Payable for investment securities purchased	165,712	341,616	—
Payable to Investment Adviser	34,645	—	—
Payable for Chief Compliance Officer compensation	3,182	3,182	407
Payable to Trustees	2,340	2,340	2,079
Accrued distribution fees	2,811	520	3,571
Other accrued expenses	239,698	99,830	26,753
Total liabilities	1,230,256	654,780	32,810
Total net assets	$76,600,541	$38,385,485	$27,815,298

NET ASSETS CONSIST OF:
Capital stock	$76,370,017	$38,417,674	$27,784,271
Accumulated net investment loss	(262,596)	(116,406)	(7,330)
Accumulated undistributed net realized gain (loss) on investments	499,387	(84,335)	—
Unrealized appreciation (depreciation) on:
Investments and foreign currency translation	1,707	(1,046)	38,357
Options written	(7,974)	169,598	—
Total net assets	$76,600,541	$38,385,485	$27,815,298

Class I
Net Assets	$57,777,305	$34,940,527	$5,476,161
Shares outstanding	5,757,213	3,489,226	546,954
Class I Net asset value, offering and redemption price per share	$10.04	$10.01	$10.01
Class M
Net Assets	$18,823,236	$3,444,958	$22,339,137
Shares outstanding	1,875,677	344,060	2,231,361
Class M Net asset value, offering and redemption price per share	$10.04	$10.01	$10.01

(1) Cost of Investments
Unaffiliated issuers	$76,244,204	$38,905,491	$10,068
Affiliated issuers (See Note 10)	—	—	27,769,586
(2) Cost of foreign currencies	1,470,660	—	—
(3) Premiums received	771,884	376,890	—

The accompanying notes are an integral part of these financial statements.

38	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Statement of Operations	For the period ended April 30, 2014 (Unaudited)

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Interest income	$14,306,194	$6,828,650
Total investment income	14,306,194	6,828,650
EXPENSES
Advisory fees (See Note 4)	4,710,165	1,969,009
Fund accounting and administration fees	255,440	109,126
Legal fees	153,085	54,815
Distribution (12b-1) fees — Class M Only	133,631	48,552
Offering costs	53,738	28,198
Transfer agency fees and expenses	46,835	56,375
Audit and tax related fees	43,189	44,341
Trustees fees and expenses	30,876	12,898
Federal and state registration fees	29,778	15,980
Chief Compliance Officer fees	29,756	28,964
Custody fees	16,464	6,563
Other expenses	91,711	41,596
Total expenses before Adviser recoupment	5,594,668	2,416,417
Expenses recouped by Adviser (See Note 4)	87,973	53,850
Total net expenses	5,682,641	2,470,267
Net investment income	8,623,553	4,358,383
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS :
Net realized gain on:
Investments
Unaffiliated issuers	201,034	293,427
Foreign currency translation	728,004	502
Net change in unrealized appreciation (depreciation) on:
Investments	11,404,021	4,249,225
Foreign currency translation	(240,799)	36,680
Net realized and unrealized gain	12,092,260	4,579,834
Net increase in net assets resulting from operations	$20,715,813	$8,938,217

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	39

Statement of Operations	For the period ended April 30, 2014 (Unaudited)

	STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Dividend Income
Affiliated issuers (See Note 10)	$—	$—	$4,965,256
Unaffiliated issuers	625,588	5,177	—
Interest income	46,154	18,289	123
Other income	—	8,413	—
Total investment income	671,742	31,879	4,965,379
EXPENSES
Advisory fees (See Note 4)	2,436,863	765,979	—
Fund accounting and administration fees	156,908	47,511	—
Custody fees	136,585	3,570	—
Offering costs	94,229	30,227	87,609
Legal fees	89,182	22,417	55,608
Distribution (12b-1) fees — Class M Only	79,164	10,392	68,462
Audit and tax related fees	34,730	34,730	20,725
Chief Compliance Officer fees	31,340	28,964	7,876
Transfer agency fees and expenses	28,929	17,522	48,308
Trustees fees and expenses	20,942	6,522	—
Federal and state registration fees	17,607	10,367	11,169
Other expenses	29,717	19,311	13,557
Total expenses before Adviser recoupment	3,156,196	997,512	313,314
Expenses recouped by Adviser (See Note 4)	82,319	19,755	—
Total net expenses	3,238,515	1,017,267	313,314
Net investment income (loss)	(2,566,773)	(985,388)	4,652,065
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS :
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 10)	—	—	6,453,608
Unaffiliated issuers	(40,508)	(250,015)	—
Options written	11,817,880	(429,030)	—
Futures contracts	(200,708)	(6,104)	—
Net change in unrealized appreciation (depreciation) on:
Investments	5,886,354	246,946	(5,874,119)
Options written	(415,624)	688,784	—
Futures contracts	11,423	—	—
Net realized and unrealized gain	17,058,817	250,581	579,489
Net increase (decrease) in net assets resulting from operations	$14,492,044	$(734,807)	$5,231,554

The accompanying notes are an integral part of these financial statements.	(Continued)

40	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Statement of Operations	For the period ended April 30, 2014 (Unaudited)

	STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND(1)	STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND(1)	STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND(1)
INVESTMENT INCOME:
Dividend Income
Affiliated issuers (See Note 10)	$—	$—	$139,587
Interest income	4,345	2,643	16
Other income	259	9,911	—
Total investment income	4,604	12,554	139,603
EXPENSES
Advisory fees (See Note 4)	186,786	88,806	—
Legal fees	89,310	89,310	15,810
Audit and tax related fees	30,186	30,186	11,877
Offering costs	13,728	13,728	7,737
Chief Compliance Officer fees	13,182	13,182	2,907
Fund accounting and administration fees	11,149	5,506	—
Custody fees	9,327	8,935	147
Transfer agency fees and expenses	7,800	7,800	6,918
Distribution (12b-1) fees — Class M Only	5,536	1,079	6,646
Federal and state registration fees	4,134	4,134	3,459
Trustees fees and expenses	2,340	2,340	2,079
Other expenses	12,678	12,480	3,417
Total expenses before Adviser waiver	386,156	277,486	60,997
Expenses waived by Adviser (See Note 4)	(118,956)	(148,526)	(40,617)
Total net expenses	267,200	128,960	20,380
Net investment income (loss)	(262,596)	(116,406)	119,223
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS :
Net realized gain on:
Investments
Unaffiliated issuers	—	1	—
Options written	511,142	108,893	—
Futures contracts	359,348	—	—
Foreign currency translation	13,381	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(33)	(1,046)	38,357
Options written	(7,974)	169,598	—
Foreign currency translation	1,740	—	—
Net realized and unrealized gain	877,604	277,446	38,357
Net increase in net assets resulting from operations	$615,008	$161,040	$157,580

(1)	Commenced operations on February 12, 2014.

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	41

Statement of Changes in Net Assets

	STONE RIDGE REINSURANCE RISK PREMIUM FUND(1)		STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND(1)
	PERIOD ENDED APRIL 30, 2014 (UNAUDITED)	PERIOD ENDED OCTOBER 31, 2013	PERIOD ENDED APRIL 30, 2014 (UNAUDITED)	PERIOD ENDED OCTOBER 31, 2013
OPERATIONS:
Net investment income	$8,623,553	$5,612,620	$4,358,383	$3,499,502
Net realized gain (loss) on:
Investments
Unaffiliated issuers	201,034	92,837	293,427	54,785
Foreign currency translation	728,004	(120,386)	502	15,142
Net change in unrealized appreciation (depreciation) on:
Investments	11,404,021	16,080,802	4,249,225	7,479,897
Foreign currency translation	(240,799)	1,265,374	36,680	8,973
Net increase in assets resulting from operations	20,715,813	22,931,247	8,938,217	11,058,299

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	(14,342,544)	(3,146,149)	(7,317,809)	(1,992,074)
From net investment income — Class M	(5,487,931)	(1,129,457)	(2,293,057)	(782,166)
Total Distributions	(19,830,475)	(4,275,606)	(9,610,866)	(2,774,240)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	175,433,434	357,387,240	93,452,924	143,676,261
Proceeds from shares sold — Class M	81,021,456	165,014,285	22,533,839	66,493,476
Proceeds from shares issued to holders in reinvestment of dividends — Class I	12,130,279	2,636,031	6,400,606	1,703,079
Proceeds from shares issued to holders in reinvestment of dividends — Class M	4,781,328	900,009	2,004,394	613,698
Cost of shares redeemed — Class I	(38,661,591)	(12,627,802)	(6,623,259)	(5,188,094)
Cost of shares redeemed — Class M	(24,028,022)	(21,214,712)	(13,222,714)	(8,453,759)
Net increase in net assets from capital share transactions	210,676,884	492,095,051	104,545,790	198,844,661
Total increase in net assets	211,562,222	510,750,692	103,873,141	207,128,720

NET ASSETS:
Beginning of period	510,850,692	100,000	207,228,720	100,000
End of period	$722,412,914	$510,850,692	$311,101,861	$207,228,720

Accumulated net investment income (loss)	$(9,588,794)	$1,618,128	$(4,345,059)	$907,424

(1)	Commenced operations on February 1, 2013.

The accompanying notes are an integral part of these financial statements.	(Continued)

42	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Statement of Changes in Net Assets

	STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND(1)		STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND(1)		STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND(2)
	PERIOD ENDED APRIL 30, 2014 (UNAUDITED)	PERIOD ENDED OCTOBER 31, 2013	PERIOD ENDED APRIL 30, 2014 (UNAUDITED)	PERIOD ENDED OCTOBER 31, 2013	PERIOD ENDED APRIL 30, 2014 (UNAUDITED)	PERIOD ENDED OCTOBER 31, 2013
OPERATIONS:
Net investment income (loss)	$(2,566,773)	$(2,009,748)	$(985,388)	$(731,791)	$4,652,065	$4,694,746
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 10)	—	—	—	—	6,453,608	842
Unaffiliated issuers	(40,508)	1,225,836	(250,015)	(135,953)	—	—
Options written	11,817,880	18,389,959	(429,030)	7,810,409	—	—
Futures contracts	(200,708)	(1,482,483)	(6,104)	(394,417)	—	—
Net change in unrealized appreciation (depreciation) on:					—	—
Investments	5,886,354	3,321,620	246,946	196,590
Options written	(415,624)	779,191	688,784	82,566	(5,874,119)	7,915,420
Futures contracts	11,423	(11,423)	—	—	—	—
Net increase (decrease) in assets resulting from operations	14,492,044	20,212,952	(734,807)	6,827,404	5,231,554	12,611,008

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain — Class I	(12,590,274)	(5,324,124)	(5,990,682)	(2,162,691)	—	—
From net realized gain — Class M	(4,633,966)	(2,489,693)	(786,841)	(235,481)	—	—
From net investment income — Class I	—	—	—	—	(2,951,012)	(3,160,745)
From net investment income — Class M	—	—	—	—	(1,750,106)	(1,541,683)
Total Distributions	(17,224,240)	(7,813,817)	(6,777,523)	(2,398,172)	(4,701,118)	(4,702,428)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	51,910,618	258,551,729	28,530,279	97,713,681	12,900,281	141,147,951
Proceeds from shares sold — Class M	18,838,423	115,936,713	1,674,749	12,815,755	29,306,170	79,901,736
Proceeds from shares issued to holders in reinvestment of dividends — Class I	3,897,892	1,486,082	1,547,476	498,246	1,847,875	1,606,078
Proceeds from shares issued to holders in reinvestment of dividends — Class M	4,394,301	2,380,290	705,573	220,368	1,344,749	1,286,382
Cost of shares redeemed — Class I	(18,919,717)	(3,525,574)	(9,661,385)	(1,675,306)	(2,931,014)	(1,787,633)
Cost of shares redeemed — Class M	(9,139,825)	(24,963,928)	(860,407)	(177,157)	(9,403,759)	(3,749,416)
Net increase in net assets from capital share transactions	50,981,692	349,865,312	21,936,285	109,395,587	33,064,302	218,405,098
Total increase in net assets	48,249,496	362,264,447	14,423,955	113,824,819	33,594,738	226,313,678

NET ASSETS:
Beginning of period	362,264,447	—	113,824,819	—	226,313,678	—
End of period	$410,513,943	$362,264,447	$128,248,774	$113,824,819	$259,908,416	$226,313,678

Accumulated net investment loss	$(2,566,773)	$—	$(985,388)	$—	$(49,053)	$—

(1)	Commenced operations on May 1, 2013.
(2)	Commenced operations on May 22, 2013.

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	43

Statement of Changes in Net Assets

	STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND(1)	STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND(1)	STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND(1)
	PERIOD ENDED APRIL 30, 2014 (UNAUDITED)	PERIOD ENDED APRIL 30, 2014 (UNAUDITED)	PERIOD ENDED APRIL 30, 2014 (UNAUDITED)
OPERATIONS:
Net investment income (loss)	$(262,596)	$(116,406)	$119,223
Net realized gain on:
Investments
Unaffiliated issuers	—	1	—
Options written	511,142	108,893	—
Futures contracts	359,348	—	—
Foreign currency translation	13,381	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(33)	(1,046)	38,357
Options written	(7,974)	169,598	—
Foreign currency translation	1,740	—	—
Net increase in assets resulting from operations	615,008	161,040	157,580

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain — Class I	(289,909)	(175,873)	—
From net realized gain — Class M	(94,575)	(17,356)	—
From net investment income — Class I	—	—	(25,672)
From net investment income — Class M	—	—	(100,881)
Total Distributions	(384,484)	(193,229)	(126,553)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	57,381,904	34,836,450	5,511,521
Proceeds from shares sold — Class M	18,864,235	3,510,679	22,316,939
Proceeds from shares issued to holders in reinvestment of dividends — Class I	289,368	175,405	23,905
Proceeds from shares issued to holders in reinvestment of dividends — Class M	91,077	13,419	92,929
Cost of shares redeemed — Class I(2)	(89,913)	(35,599)	(65,910)
Cost of shares redeemed — Class M	(166,654)	(82,680)	(95,113)
Net increase in net assets from capital share transactions	76,370,017	38,417,674	27,784,271
Total increase in net assets	76,600,541	38,385,485	27,815,298

NET ASSETS:
Beginning of period	—	—	—
End of period	$76,600,541	$38,385,485	$27,815,298

Accumulated net investment loss	$(262,596)	$(116,406)	$(7,330)

(1)	Commenced operations February 12, 2014.
(2)	Net of redemption fees of $690, $465, and $1,002, respectively.

The accompanying notes are an integral part of these financial statements.

44	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Statement of Cash Flows	For the Period Ended April 30, 2014

	STONE RIDGE REINSURANCE RISK PREMIUM FUND (UNAUDITED)	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND (UNAUDITED)
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$20,715,813	$8,938,217
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized gain on investments:	(12,084,547)	(4,576,735)
Amortization and accretion of premium and discount	1,379,544	661,167
Changes in assets and liabilities:
Foreign currency	113,579	(65,137)
Receivable for investments sold	5,827,022	1,288,568
Interest receivable	(794,315)	(227,015)
Other assets	(36,507)	(31,484)
Deferred offering expenses	53,738	28,198
Accrued investment advisory fees	328,906	173,972
Payable for investments purchased	40,254,880	32,740,115
Payable to Trustees	3,050	1,768
Accrued distribution fees	34,268	9,889
Payable for CCO compensation	(12,869)	(13,661)
Accrued expenses and other liabilities	(38,196)	(45,252)
Purchases of investments	(267,570,880)	(118,786,115)
Proceeds from sale of investments	71,653,993	33,438,120
Net purchases and sales of short-term investments	(50,768,709)	(48,508,522)
NET CASH USED BY OPERATING ACTIVITIES	(190,941,229)	(94,973,907)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	256,399,055	115,928,164
Payment on shares redeemed	(62,702,023)	(19,853,532)
Cash distributions to shareholders	(2,918,868)	(1,205,866)
Net cash provided by financing activities	190,778,164	94,868,766
Net decrease in cash	(163,065)	(105,141)
Cash, beginning of period	312,257	213,693
Cash, end of period	$149,192	$108,552

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	45

Financial Highlights	April 30, 2014

	PER SHARE DATA:
	Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gains on Investments	Total from Investment Operations
STONE RIDGE REINSURANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2014 (Unaudited)	$10.36	0.14	0.21	0.35
Period Ended October 31, 2013(1)	$10.00	0.13	0.32	0.45
STONE RIDGE REINSURANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2014 (Unaudited)	$10.37	0.14	0.19	0.33
Period Ended October 31, 2013(1)	$10.00	0.12	0.33	0.45
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2014 (Unaudited)	$10.41	0.17	0.19	0.36
Period Ended October 31, 2013(1)	$10.00	0.20	0.35	0.55
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2014 (Unaudited)	$10.41	0.16	0.18	0.34
Period Ended October 31, 2013(1)	$10.00	0.18	0.36	0.54
(1)	The Fund commenced operations on February 1, 2013.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

46	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Financial Highlights	April 30, 2014

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

(0.34)	—	(0.34)	$10.37	3.44%	(3)	$509,892	1.75%	(4)	1.77%	(4)	2.81%	(4)	2.79%	(4)	7.99%	(3)
(0.09)	—	(0.09)	$10.36	4.53%	(3)	$360,434	1.86%	(4)	1.87%	(4)	1.76%	(4)	1.75%	(4)	11.38%	(3)

(0.34)	—	(0.34)	$10.36	3.21%	(3)	$212,521	1.89%	(4)	1.91%	(4)	2.66%	(4)	2.64%	(4)	7.99%	(3)
(0.08)	—	(0.08)	$10.37	4.48%	(3)	$150,416	2.01%	(4)	2.02%	(4)	1.56%	(4)	1.55%	(4)	11.38%	(3)

(0.40)	—	(0.40)	$10.37	3.50%	(3)	$238,644	1.80%	(4)	1.84%	(4)	3.39%	(4)	3.35%	(4)	11.17%	(3)
(0.14)	—	(0.14)	$10.41	5.58%	(3)	$145,995	1.95%	(4)	1.94%	(4)	2.66%	(4)	2.67%	(4)	12.82%	(3)

(0.39)	—	(0.39)	$10.36	3.38%	(3)	$72,458	1.96%	(4)	2.00%	(4)	3.27%	(4)	3.23%	(4)	11.17%	(3)
(0.13)	—	(0.13)	$10.41	5.43%	(3)	$61,234	2.11%	(4)	2.10%	(4)	2.47%	(4)	2.48%	(4)	12.82%	(3)

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	47

Financial Highlights	April 30, 2014

	PER SHARE DATA:
	Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(3)		Net Realized and Unrealized Gains on Investments		Total from Investment Operations
STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2014 (Unaudited)	$10.48	(0.06)		0.46		0.40
Period Ended October 31, 2013(1)	$10.00	(0.07)		0.80		0.73
STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2014 (Unaudited)	$10.47	(0.07)		0.46		0.39
Period Ended October 31, 2013(1)	$10.00	(0.07)		0.79		0.72
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2014 (Unaudited)	$10.65	(0.08)		0.07		(0.01)
Period Ended October 31, 2013(1)	$10.00	(0.09)		0.99		0.90
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2014 (Unaudited)	$10.64	(0.09)		0.07		(0.02)
Period Ended October 31, 2013(1)	$10.00	(0.10)		0.99		0.89
STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2014 (Unaudited)	$10.40	0.20	(6)	0.04	(6)	0.24	(6)
Period Ended October 31, 2013(2)	$10.00	0.24	(6)	0.39	(6)	0.63	(6)
STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2014 (Unaudited)	$10.40	0.20	(6)	0.04	(6)	0.24	(6)
Period Ended October 31, 2013(2)	$10.00	0.24	(6)	0.39	(6)	0.63	(6)
(1)	The Fund commenced operations on May 1, 2013.
(2)	The Fund commenced operations on May 22, 2013.
(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(4)	Not annualized.
(5)	Annualized.
(6)	Per share amounts only include income and expenses of the U.S. Master Variance Risk Premium Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.

The accompanying notes are an integral part of these financial statements.

48	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Financial Highlights	April 30, 2014

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	(0.47)	(0.47)	$10.41	3.86%	(4)	$299,817	1.58%	(5)	1.62%	(5)	(1.24%	)(5)	(1.28%	)(5)	11.00%	(4)
—	(0.25)	(0.25)	$10.48	7.35%	(4)	$264,883	1.65%	(5)	1.59%	(5)	(1.42%	)(5)	(1.36%	)(5)	56.76%	(4)

—	(0.47)	(0.47)	$10.39	3.77%	(4)	$110,697	1.73%	(5)	1.77%	(5)	(1.38%	)(5)	(1.42%	)(5)	11.00%	(4)
—	(0.25)	(0.25)	$10.47	7.25%	(4)	$97,381	1.80%	(5)	1.74%	(5)	(1.57%	)(5)	(1.51%	)(5)	56.76%	(4)

—	(0.60)	(0.60)	$10.04	(0.20%	)(4)	$114,332	1.61%	(5)	1.64%	(5)	(1.56%	)(5)	(1.59%	)(5)	19.82%	(4)
—	(0.25)	(0.25)	$10.65	9.09%	(4)	$100,579	1.80%	(5)	1.75%	(5)	(1.76%	)(5)	(1.71%	)(5)	33.66%	(4)

—	(0.60)	(0.60)	$10.02	(0.30%	)(4)	$13,917	1.76%	(5)	1.79%	(5)	(1.71%	)(5)	(1.74%	)(5)	19.82%	(4)
—	(0.25)	(0.25)	$10.64	8.99%	(4)	$13,246	1.95%	(5)	1.90%	(5)	(1.91%	)(5)	(1.86%	)(5)	33.66%	(4)

(0.20)		(0.20)	$10.44	2.34%	(4)	$158,715	0.20%	(5)	N/A		3.85%	(5)	N/A		1.51%	(4)
(0.23)	—	(0.23)	$10.40	6.42%	(4)	$146,296	0.26%	(5)	N/A		5.29%	(5)	N/A		0.62%	(4)

(0.20)		(0.20)	$10.44	2.27%	(4)	$101,193	0.35%	(5)	N/A		3.78%	(5)	N/A		1.51%	(4)
(0.23)	—	(0.23)	$10.40	6.36%	(4)	$80,018	0.41%	(5)	N/A		5.37%	(5)	N/A		0.62%	(4)

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	49

Financial Highlights	April 30, 2014

	PER SHARE DATA:
	Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gains on Investments		Total from Investment Operations
STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2014(1) (Unaudited)	$10.00	(0.04)		0.13		0.09	(6)
STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2014(1) (Unaudited)	$10.00	(0.04)		0.13		0.09
STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2014(1) (Unaudited)	$10.00	(0.03)		0.09		0.06	(6)
STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2014(1) (Unaudited)	$10.00	(0.04)		0.10		0.06
STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2014(1) (Unaudited)	$10.00	0.05	(5)	0.01	(5)	0.06	(5)
STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2014(1) (Unaudited)	$10.00	0.05	(5)	0.01	(5)	0.06	(5),(6)
(1)	The Fund commenced operations on February 12, 2014.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Per share amounts only include income and expenses of the International Master Variance Risk Premium Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(6)	Includes redemption fees of less than $0.01 pre share.

The accompanying notes are an integral part of these financial statements.

50	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Financial Highlights	April 30, 2014

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	(0.05)	(0.05)	$10.04	0.90%	(3)	$57,777	2.53%	(4)	1.75%	(4)	(2.50%	)(4)	(1.72%	)(4)	0.00%	(3)

—	(0.05)	(0.05)	$10.04	0.90%	(3)	$18,823	2.74%	(4)	1.90%	(4)	(2.71%	)(4)	(1.87%	)(4)	0.00%	(3)

—	(0.05)	(0.05)	$10.01	0.60%	(3)	$34,941	3.80%	(4)	1.80%	(4)	(3.62%	)(4)	(1.62%	)(4)	0.00%	(3)

—	(0.05)	(0.05)	$10.01	0.60%	(3)	$3,445	4.90%	(4)	1.95%	(4)	(4.74%	)(4)	(1.79%	)(4)	0.00%	(3)

(0.05)	—	(0.05)	$10.01	0.57%	(3)	$5,476	1.00%	(4)	0.25%	(4)	1.58%	(4)	2.33%	(4)	0.00%	(3)

(0.05)	—	(0.05)	$10.01	0.55%	(3)	$22,339	1.15%	(4)	0.40%	(4)	1.38%	(4)	2.13%	(4)	0.00%	(3)

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	51

Notes to Financial Statements	April 30, 2014 (Unaudited)

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of April 30, 2014, the Trust consisted of eight series (the “Funds”): the Stone Ridge Reinsurance Risk Premium Fund (the “Reinsurance Fund”), the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Fund”, together with the Reinsurance Fund the “Reinsurance Funds”), the Stone Ridge U.S. Variance Risk Premium Fund (the “U.S. VRP Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”, together with the U.S. VRP Fund, the “U.S. VRP Funds”), the Stone Ridge U.S. Master Variance Risk Premium Fund (the “U.S Master VRP Fund”, together with the U.S. VRP Funds, the “U.S. VRP Portfolio of Funds”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “International Developed Markets VRP Fund”), the Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Emerging Markets VRP Fund”, together with the International Developed Markets VRP Fund, the “International VRP Funds”), and the Stone Ridge International Master Variance Risk Premium Fund (the “International Master VRP Fund”, together with the International VRP Funds, the “International VRP Portfolio of Funds”) . The Reinsurance Funds commenced operations on February 1, 2013. The U.S. VRP Funds commenced operations on May 1, 2013. The U.S. Master VRP Fund commenced operations on May 22, 2013. The International VRP Portfolio of Funds commenced operations on February 12, 2014. The Funds each offer two classes of shares to investors; Class I shares, with no front-end or back-end sales charges, no 12b-1 fees and no redemption fee; and the Class M Shares with no front-end or back-end sales charges, a 0.15% 12b-1 fee and no redemption fee. There are an unlimited number of authorized shares.

The investment objective of Reinsurance Funds is to seek a high level of total return consisting of income and capital appreciation. The Reinsurance Funds seek to achieve this objective by investing in event-linked bonds, Quota Share Notes and, to a lesser extent, event-linked swaps, equity securities and derivatives of equity securities of companies in the reinsurance industry. The investment objective of the U.S. VRP Portfolio of Funds is long-term capital appreciation. The U.S. VRP Fund seeks to achieve this investment objective by creating exposure to the U.S. securities through writing put and call option on those equities. The U.S. Small Cap VRP Fund seeks to achieve this investment objective by creating exposure to U.S. small-cap securities by writing put and call options on U.S. small cap securities. The U.S. Master VRP Fund seeks its investment objective by investing in the U.S. VRP Funds. The investment objective of the International VRP Portfolio of Funds is long-term appreciation. The International Developed Markets VRP Fund seeks to achieve this objective by writing (selling) call and put options related to Developed Markets securities. The Emerging Markets VRP Fund seeks to achieve this objective by writing (selling) call and put options related to Emerging Markets securities. The International Master VRP Fund seeks its investment objective by investing in the International VRP Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Funds’ shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the Nasdaq Stock Market are normally valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the mean price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

52	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Notes to Financial Statements	April 30, 2014 (Unaudited)

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

Event-linked bonds (catastrophe bonds), or similar restricted securities including Participation Notes and Preference Shares (Quota Shares) and private fund units are valued using average firm bids from at least two independent brokers or at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide two independent broker firm bids or a market maker firm bid for event-linked bonds the Advisor will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee determines that the indicative price or firm bid is reasonable. The committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Adviser Valuation Committee may deem the indicative price or firm bid as reasonable. Event-linked bonds and similar restricted securities are valued on a weekly basis and on the last business day of each month. The Advisor monitors event-linked bonds daily for significant events that could affect the value of these investments.

Domestic exchange-traded options are generally valued at the mean of their highest bid and lowest ask, taken across all exchanges where the options are traded. Over the counter domestic options not traded on an exchange are valued at the mean of the bid and asked quotations. Foreign options are valued at the settlement price on the exchange on which they are primarily traded.

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Funds’ net asset value. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Funds may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Funds’ net asset value. Events affecting the value of such securities held by the Funds that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Funds’ calculation of the net asset value. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Fund’s may use fair valuation in accordance with the procedures approved by the Trustees.

For the purpose of determining the fair value, the Committee may use a variety of valuation methodologies, including, but not limited to: i) mathematical techniques that refer to the prices of similar or related securities; ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; iii) a multiple of earnings; iv) a discount from the market value of a similar freely-traded security; v) the yield to maturity of debt securities; vi) broker indications or single broker bids (provided that such indications or bids may not be the sole basis for valuation determination); vii) mathematical models developed by independent third parties; or viii) any combination of the aforementioned.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	53

Notes to Financial Statements	April 30, 2014 (Unaudited)

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were no transfers between levels during the reporting period. Transfers between levels are recognized at the end of the reporting period. The following tables summarize the inputs used to value the Funds’ investments as of April 30, 2014.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Stone Ridge Reinsurance Risk Premium Fund
Assets
Event-Linked Bonds
Europe	$—	$33,502,421	$—	$33,502,421
Global	—	117,696,980	—	117,696,980
Japan	—	17,923,700	—	17,923,700
Mexico	—	8,834,866	—	8,834,866
Turkey	—	17,975,700	—	17,975,700
United States	—	377,889,989	1,442,684	379,332,673
Total Event-Linked Bonds	—	573,823,656	1,442,684	575,266,340
Participation Notes (Quota Shares) (1)	—	—	99,888,420	99,888,420
Preference Shares (Quota Shares) (1)	—	—	33,199,599	33,199,599
Money Market Funds	50,962,088	—	—	50,962,088

Total Assets	$50,962,088	$573,823,656	$134,530,703	$759,316,447

Stone Ridge High Yield Reinsurance Risk Premium Fund
Assets
Event-Linked Bonds
Europe	$—	$1,605,092	$—	$1,605,092
Global	—	51,612,969	—	51,612,969
Mexico	—	6,546,433	—	6,546,433
United States	—	171,714,915	412,774	172,127,689
Total Event-Linked Bonds	—	231,479,409	412,774	231,892,183
Participation Notes (Quota Shares) (1)	—	—	42,738,254	42,738,254
Preference Shares (Quota Shares) (1)	—	—	18,691,361	18,691,361
Money Market Funds	48,947,486	—	—	48,947,486

Total Assets	$48,947,486	$231,479,409	$61,842,389	$342,269,284

Stone Ridge U.S. Variance Risk Premium Fund
Assets
Common Stocks (1)	$105,727,092	$—	$—	$105,727,092
Real Estate Investment Trusts (1)	2,878,290	—	—	2,878,290
Investment Companies—Closed End (1)	203,939	—	—	203,939
Rights (1)	60	—	—	60
U.S. Treasury Bills	—	354,389,338	—	354,389,338

Total Assets	$108,809,381	$354,389,338	$—	$463,198,719
Liabilities
Written Options	$—	$1,012,994	$—	$1,012,994

Total Liabilities	$—	$1,012,994	$—	$1,012,994

54	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Notes to Financial Statements	April 30, 2014 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Assets
Common Stocks (1)	$3,708,906	$—	$—	$3,708,906
Contingent Value Rights (1)	—	—	6,804	6,804
U.S. Treasury Bills	—	138,095,864	—	138,095,864

Total Assets	$3,708,906	$138,095,864	$6,804	$141,811,574
Liabilities
Written Options	$—	$478,330	$—	$478,330

Total Liabilities	$—	$478,330	$—	$478,330

Stone Ridge U.S. Master Variance Risk Premium Fund (2)
Assets
Investment Companies—Open End	$259,961,593	$—	$—	$259,961,593
Money Market Funds	38,612	—		38,612

Total Assets	$260,000,205	$—	$—	$260,000,205

Stone Ridge International Developed Markets Variance Risk Premium Fund (2)
Assets
Common Stocks (1)	$175,007	$—	$—	$175,007
Money Market Funds	51,069,857	—		51,069,857
U.S. Treasury Bills	—	24,999,237	—	24,999,237

Total Assets	$51,244,864	$24,999,237	$—	$76,244,101
Liabilities
Written Options	$—	$781,868	$—	$781,868

Total Liabilities	$—	$781,868	$—	$781,868

Stone Ridge Emerging Markets Variance Risk Premium Fund (2)
Assets
Common Stocks (1)	$196,710	$—	$—	$196,710
Preferred Stock (1)	8,922	—	—	8,922
U.S. Treasury Bills	—	38,698,813	—	38,698,813

Total Assets	$205,632	$38,698,813	$—	$38,904,445
Liabilities
Written Options	$—	$207,292	$—	$207,292

Total Liabilities	$—	$207,292	$—	$207,292

Stone Ridge International Master Variance Risk Premium Fund (2)
Assets
Investment Companies—Open End	$27,807,943	$—	$—	$27,807,943
Money Market Funds	10,068	—		10,068

Total Assets	$27,818,011	$—	$—	$27,818,011

(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended April 30, 2014, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	55

Notes to Financial Statements	April 30, 2014 (Unaudited)

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	STONE RIDGE REINSURANCE RISK PREMIUM FUND			STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
	EVENT- LINKED BONDS	PARTICIPATION NOTES (QUOTA SHARES)	PREFERENCE SHARES (QUOTA SHARES)	EVENT- LINKED BONDS	PARTICIPATION NOTES (QUOTA SHARES)	PREFERENCE SHARES (QUOTA SHARES)
Beginning Balance—November 1, 2013	$—	$79,736,800	$2,494,350	$—	$31,783,200	$831,450
Purchases	1,426,000	48,914,000	30,179,880	408,000	22,336,000	17,642,115
Dispositions	—	(35,750,000)	—	—	(14,250,000)	—
Realized gains	—	38,859	—	—	15,489	—
Realized losses	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	16,684	6,948,761	525,369	4,774	2,853,565	217,796
Transfers in/(out) of Level 3	—	—	—	—	—	—
Ending Balance—April 30, 2014	$1,442,684	$99,888,420	$33,199,599	$412,774	$42,738,254	$18,691,361

	STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND		STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND
	RIGHTS		RIGHTS		CONTINGENT VALUE RIGHTS
Beginning Balance—November 1, 2013	$8,640		$21,600		$—
Purchases	—		—		6,804
Dispositions	(8,640	)(1)	(21,600	)(1)	—
Realized gains	—		—		—
Realized losses	—		—		—
Change in unrealized appreciation (depreciation)	—		—		—
Transfers in/(out) of Level 3	—		—		—
Ending Balance—April 30, 2014	$—		$—		$6,804

(1)	Level 3 securities were exercised in rights to purchase shares of the companies’ common stock.

Unobservable inputs including original transaction price, losses from severe weather events, and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads. Quota shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2014.

Reinsurance Risk Premium Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/14	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE
Event-Linked Bonds	Financial Services	$ 1,442,684	Indicative bids	Non-public broker quotation	98.70-111.04

Participation Notes (Quota Shares)	Financial Services	$66,731,122	Indicative bids	Non-public broker quotation	103.39-114.97

		$33,157,298	Insurance industry loss model	Losses and anticipated losses versus premiums earned	100.00- 22,618.29

Preference Shares (Quota Shares)	Financial Services	$33,199,599	Indicative bids	Non-public broker quotation	122.90-1,018.71

56	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Notes to Financial Statements	April 30, 2014 (Unaudited)

High Yield Reinsurance Risk Premium Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/14	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE
Event-Linked Bonds	Financial Services	$ 412,774	Indicative bids	Non-public broker quotation	98.70-111.04

Participation Notes (Quota Shares)	Financial Services	$32,109,878	Indicative bids	Non-public broker quotation	103.39-114.97

		$10,628,376	Insurance industry loss model	Losses and anticipated losses versus premiums earned	100.00- 22,618.29

Preference Shares (Quota Shares)	Financial Services	$18,691,361	Indicative bids	Non-public broker quotation	122.90-1,018.71

The Level 3 investments as of April 30, 2014 in the U.S. Small Cap Variance Risk Premium Fund represented 0.00% of net assets and did not warrant disclosure of significant unobservable valuation inputs.

Derivative Transactions – The U.S. VRP Funds and the International VRP Funds engaged in derivatives and hedging activities during the period ended April 30, 2014. The use of derivatives included options and futures contracts. Further information regarding derivative activity for each Fund can be found in the Schedule of Investments.

Futures Contracts — The U.S. VRP Funds and the International VRP Funds may purchase and sell futures contracts. The U.S. VRP Funds and the International Developed Markets VRP Fund held futures contracts during the period ended April 30, 2014. The U.S. VRP Funds and the International Developed Markets VRP Fund use futures contracts to maintain appropriate equity market exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended April 30, 2014, were as follows:

	U.S. VRP Fund	U.S Small Cap VRP Fund	International Developed Markets VRP Fund
Long futures contracts
Equity index contracts	$—	$—	$—
Total long futures contracts	$—	$—	$—
Short futures contracts
Equity index contracts	$3,752,143	$—	$—
Total short futures contracts	$3,752,143	$—	$—

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. VRP Funds and the International VRP Funds wrote call or put options during the period ended April 30, 2014. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	57

Notes to Financial Statements	April 30, 2014 (Unaudited)

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

The U.S. VRP Funds and the International VRP Funds engaged in options during the period ended April 30, 2014. The average market value of purchased and written options for the quarter ended April 30, 2014, were as follows:

	U.S. VRP FUND	U.S. SMALL CAP VRP FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	EMERGING MARKETS VRP FUND
Purchased Options	$—	$—	$—	$—
Written Options	$822,332	$587,787	$693,675	$244,387

Transactions in purchased options during the period ended April 30, 2014 were as follows:

	U.S. VARIANCE RISK PREMIUM FUND
Call Options	NOTIONAL AMOUNT	CONTRACTS
Outstanding, Beginning of period	$—	—
Options purchased	33,100	6
Options terminated in closing transactions	—	—
Options exercised	(6,900)	(2)
Options expired	(26,200)	(4)

Outstanding, end of period	$—	—

The International Developed Markets VRP Fund and Emerging Markets VRP Fund did not transact in purchased options during the period ended April 30, 2014.

Transactions in options written during the period ended April 30, 2014 were as follows:

	U.S. VARIANCE RISK PREMIUM FUND		U.S. SMALL CAP VARIANCE RISK PREMIUM FUND
Call Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, Beginning of period	6,801	$109,613	42	$13,458
Options written	121,097	3,013,886	1,318	394,702
Options terminated in closing transactions	(15,123)	(739,158)	(436)	(135,121)
Options exercised	(3,139)	(285,969)	(319)	(113,382)
Options expired	(99,294)	(1,881,942)	(567)	(147,119)

Outstanding, end of period	10,342	$216,430	38	$12,538

	INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND		EMERGING MARKETS VARIANCE RISK PREMIUM FUND
Call Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, Beginning of period	—	$—	—	$—
Options written	58	19,780	308	8,850
Options terminated in closing transactions	(5)	(19,393)	(236)	(7,804)
Options exercised	—	—	—	—
Options expired	(2)	(11)	—	—

Outstanding, end of period	51	$376	72	$1,046

58	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Notes to Financial Statements	April 30, 2014 (Unaudited)

	U.S. VARIANCE RISK PREMIUM FUND		U.S. SMALL CAP VARIANCE RISK PREMIUM FUND
Put Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, Beginning of period	1,591	$1,149,873	944	$351,773
Options written	146,094	114,151,136	89,061	65,085,216
Options terminated in closing transactions	(131,307)	(105,380,971)	(71,384)	(56,244,709)
Options exercised	(2,375)	(1,076,969)	(5,546)	(2,314,922)
Options expired	(12,495)	(7,682,938)	(12,013)	(5,640,216)

Outstanding, end of period	1,508	$1,160,131	1,062	$1,237,142

	INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND		EMERGING MARKETS VARIANCE RISK PREMIUM FUND
Put Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, Beginning of period	—	$—	—	$—
Options written	30,548	19,031,460	218,051	6,736,039
Options terminated in closing transactions	(24,650)	(17,297,625)	(198,850)	(6,136,907)
Options exercised	(1,064)	(281,251)	—	—
Options expired	(3,804)	(681,076)	(9,531)	(223,288)

Outstanding, end of period	1,030	$771,508	9,670	$375,844

Balance Sheet – Values of Derivatives at April 30, 2014

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE

U.S. VRP Fund
	N/A	N/A	Options written, at Fair Value	$1,012,994

Total		$—		$1,012,994

U.S. Small Cap VRP Fund
	N/A	N/A	Options written, at Fair Value	$478,330

Total		$—		$478,330

International Developed Markets VRP Fund
	N/A	N/A	Options written, at Fair Value	$781,868

Total		$—		$781,868

Emerging Markets VRP Fund
	N/A	N/A	Options written, at Fair Value	$207,292

Total		$—		$207,292

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended April 30, 2014

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	EQUITY INDEX FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
U.S. Variance Risk Premium Fund	$(200,708)	$33	$11,817,880	$11,617,205
U.S. Small Cap Variance Risk Premium Fund	(6,104)	—	(429,030)	(435,134)
International Developed Markets Variance Risk Premium Fund	359,348	—	511,142	870,490
Emerging Markets Variance Risk Premium Fund	—	—	108,893	108,893

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	59

Notes to Financial Statements	April 30, 2014 (Unaudited)

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	EQUITY INDEX FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
U.S. Variance Risk Premium Fund	$11,423	$—	$(415,624)	$(404,201)
U.S. Small Cap Variance Risk Premium Fund	—	—	688,784	688,784
International Developed Markets Variance Risk Premium Fund	—	—	(7,974)	(7,974)
Emerging Markets Variance Risk Premium Fund	—	—	169,598	169,598

(b) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c) Indemnifications In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(d) Federal Income Taxes The Funds intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(e) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Funds may lose all or a portion of its principal and forgo additional interest payments. In this regard, event-linked bonds typically have a special condition that states that if the issuer (i.e., an insurance or reinsurance company) suffers a loss from a particular pre-defined catastrophe, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if a Fund holds a bond which covers an insurer’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such insurer, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond. The Funds may invest in event-linked bonds directly or indirectly through certain derivative instruments. Event-linked swaps are derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events include hurricanes, earthquakes and weather-related phenomena.

(f) Quota Shares Quota shares are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(g) Distributions to Shareholders The Funds intend to distribute to their shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principals.

60	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Notes to Financial Statements	April 30, 2014 (Unaudited)

(h) Foreign Securities and Currency Transactions The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains on currency translation and change in unrealized appreciation on foreign currency related items on the Funds’ statement of operations.

The Reinsurance Funds may invest in event-linked securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of event-linked security issuers are domiciled outside the United States, the Reinsurance Funds will normally invest significant amounts of their assets in non-U.S. entities. Certain SPVs in which the Funds invest may be sponsored by non-U.S. ceding insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Reinsurance Funds’ investments consist primarily of event-linked bonds which provide the Reinsurance Funds with contractual rights under the terms of the bond issuance. While the contractual rights of event-linked bonds issued are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Reinsurance Fund’s assets.

The International VRP Funds invest primarily in foreign issued securities. Investments in foreign (non-U.S.) issuers involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments affecting issuers located in foreign countries and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currency exchange rates and regulations, or foreign withholding taxes. Investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers.

If the Funds invest in foreign issuers by purchasing ADRs or American Depositary Receipts (dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Fund is exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(i) Allocation of Income, Expenses, Gains/Losses Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

(j) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day.

(k) Restricted Securities The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	61

Notes to Financial Statements	April 30, 2014 (Unaudited)

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Funds have elected to be taxed as Regulated Investment Companies and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the period ended October 31, 2013, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
Reinsurance Risk Premium Fund	$281,114	$(208,498)	$(72,616)
High Yield Reinsurance Risk Premium Fund	182,162	(145,030)	(37,132)
U.S. VRP Fund	2,009,748	(1,999,920)	(9,828)
U.S. Small Cap VRP Fund	731,791	(722,509)	(9,282)
U.S. Master VRP Fund	7,682	6,058	(13,740)

These permanent differences primarily relate to foreign currency gains/losses and investments in passive foreign investment companies (PFICs) and non-deductible expenses in the Reinsurance Funds and net operating losses in the Variance Funds.

As of October 31, 2013, the components of accumulated earnings (losses) for income tax purposes were as follows:

	REINSURANCE RISK PREMIUM FUND	HIGH YIELD REINSURANCE RISK PREMIUM FUND	U.S. VRP FUND	U.S. SMALL CAP VRP FUND	U.S. MASTER VRP FUND
Tax cost of investments	$494,504,311	$201,475,649	$357,686,938	$113,529,635	$219,073,707
Unrealized appreciation	7,669,668	3,050,671	5,494,765	440,476	7,926,011
Unrealized depreciation	(248,130)	(29,121)	(2,320,006)	(243,886)	(17,020)
Net unrealized appreciation	7,421,538	3,021,550	3,174,759	196,590	7,908,991

Undistributed ordinary income	11,661,051	5,415,848	—	—	13,329
Undistributed long-term gains	—	—	9,246,869	4,241,924	—
Total undistributed earnings	11,661,051	5,415,848	9,246,869	4,241,924	13,329
Unrealized appreciation/depreciation	7,421,538	3,021,550	3,174,759	196,590	7,908,991
Accumulated realized capital and other losses	(354,332)	(116,207)	(12,665)	—	—
Total accumulated earnings/(loses)	$18,728,257	$8,321,191	$12,408,963	$4,438,514	$7,922,320

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to mark-to-market adjustments on PFICs and wash sales.

The tax character of distributions paid during the period ended October 31, 2013 was as follows:

	ORDINARY INCOME	LONG TERM CAPITAL GAIN	TOTAL
Reinsurance Risk
Premium Fund	$4,275,606	$—	$4,275,606
High Yield Reinsurance
Risk Premium Fund	2,774,240	—	2,774,240
U.S. VRP Fund	6,784,867	1,028,950	7,813,817
U.S. Small Cap VRP Fund	2,141,039	257,133	2,398,172
U.S. Master VRP Fund	4,118,227	584,201	4,702,428

62	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Notes to Financial Statements	April 30, 2014 (Unaudited)

At October 31, 2013 certain Funds had tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

Reinsurance Risk Premium Fund	$(236,047)
High Yield Reinsurance Risk Premium Fund	(75,103)
U.S. VRP Fund	—
U.S. Small Cap VRP Fund	—
U.S. Master VRP Fund	—

To the extent that Funds listed above may realize future net capital gains, those gains will be offset by any of their unused respective capital loss carryforwards.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal period-end October 31, 2013, the Funds’ only open tax period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

4. Agreements

(a) Investment Advisory Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Funds. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds.

In return for providing management services to the Funds, each of the Reinsurance Funds pays the Adviser an annual fee of 1.50% of that Fund’s average daily net assets and each of the U.S. VRP Funds and International VRP Funds pays the Adviser an annual fee of 1.25% of that Fund’s average daily net assets. The U.S. Master VRP Fund and International Master VRP Fund do not pay an advisory fee to the Adviser.

Through March 1, 2015 for the Reinsurance Funds and the International VRP Portfolio of Funds and May 1, 2015 for the U.S.VRP Funds, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of certain Funds or Class thereof (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Funds’ business) solely to the extent necessary to limit the Funds’ total annual fund operating expenses to 2.00% for Class I shares and 2.15% for Class M shares of each of the Reinsurance Funds, 1.75% for the Class I and 1.90% for the Class M shares of each of the U.S. VRP Funds and the International Developed Markets VRP Fund, 1.80% for the Class I and 1.95% for the Class M shares of the Emerging Markets VRP Fund, and 0.25% for the Class I and 0.40% for the Class M shares of the International Master VRP Fund. The Adviser shall be permitted to recover expenses attributable to a Funds or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Funds are not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement. As of April 30, 2014, the Advisor has waived and recouped fees as follows:

Fund	ADVISORY FEES WAIVED/ ORGANIZATIONAL EXPENSES PAID	RECOUPMENT OF PREVIOUSLY WAIVED FEES	REMAINING AMOUNT TO BE RECOUPED (EXPIRING OCTOBER 31, 2017)
Reinsurance Risk Premium Fund	$0	$87,973	$0
High Yield Reinsurance Fund	$0	$53,850	$0
U.S. Variance Risk Premium Fund	$0	$82,319	$0
U.S. Small Cap Variance Risk Premium Fund	$0	$19,755	$0
International Developed Markets VRP Fund	$(188,956)	$0	$(188,956)
Emerging Markets VRP Fund	$(148,526)	$0	$(148,526)
International Master VRP Fund	$(40,617)	$0	$(40,617)

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	63

Notes to Financial Statements	April 30, 2014 (Unaudited)

(b) Distributor Quasar Distributors, LLC (the “Distributor”) serves as the Funds’ distributor.

(c) Administrator, Custodian, and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

5. Distribution Plan

The Funds pay fees to the Distributor, on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Class M shares (“distribution fees”) and/or in connection with personal services rendered to Class M shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. The maximum annual rate at which the distribution and/or servicing fees may be paid under the 12b-1 Plan is 0.15% of each Fund’s average daily net assets attributable to the Class M Shares. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

6. Offering Costs

Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. These offering expenses were advanced by the Adviser, subject to potential recovery (see Note 4). The offering expenses incurred by the Reinsurance Risk Premium Fund, the High Yield Reinsurance Risk Premium Fund, the U.S. VRP Fund, the U.S. Small Cap VRP Fund, the U.S. Master VRP Fund, the International Developed Markets VRP Fund, the Emerging Markets VRP Fund, and the International Master VRP Fund are $232,208, $121,217, $157,094, $60,295, $153,963, $48,720, $15,311 and $17,871, respectively.

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

8. Investment Transactions

The aggregate purchase and sales of securities (excluding short-term securities by the Funds for the period ended April 30, 2014 were as follows:

	REINSURANCE RISK PREMIUM FUND	HIGH YIELD REINSURANCE RISK PREMIUM FUND	U.S. VARIANCE RISK PREMIUM FUND	U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	U.S. MASTER VARIANCE RISK PREMIUM FUND	INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	EMERGING MARKETS VARIANCE RISK PREMIUM FUND	INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND
Purchases	$267,570,880	$118,786,115	$46,119,436	$802,530	$43,875,000	$175,186	$206,876	$27,769,586
Sales	71,653,993	33,438,120	9,681,770	1,042,596	3,700,000	—	—	—

9. Capital Share Transactions

STONE RIDGE REINSURANCE RISK PREMIUM FUND - CLASS I(1)	PERIOD ENDED APRIL 30, 2014	PERIOD ENDED OCTOBER 31, 2013
Shares sold	16,975,548	35,772,624
Shares issued to holders in reinvestment of dividends	1,185,086	258,479
Shares redeemed	(3,752,763)	(1,253,076)
Net increase in shares	14,407,871	34,778,027
Shares outstanding:
Beginning of period	34,783,027	5,000
End of period	49,190,898	34,783,027

64	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Notes to Financial Statements	April 30, 2014 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND - CLASS M(1)	PERIOD ENDED APRIL 30, 2014	PERIOD ENDED OCTOBER 31, 2013
Shares sold	7,838,473	16,523,843
Shares issued to holders in reinvestment of dividends	466,946	88,108
Shares redeemed	(2,309,912)	(2,107,346)
Net increase in shares	5,995,507	14,504,605
Shares outstanding:
Beginning of period	14,509,605	5,000
End of period	20,505,112	14,509,605

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND - CLASS I(1)
Shares sold	9,009,063	14,370,230
Shares issued to holders in reinvestment of dividends	625,035	167,119
Shares redeemed	(640,945)	(513,092)
Net increase in shares	8,993,153	14,024,257
Shares outstanding:
Beginning of period	14,029,257	5,000
End of period	23,022,410	14,029,257

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND - CLASS M(1)
Shares sold	2,177,716	6,654,684
Shares issued to holders in reinvestment of dividends	195,779	60,174
Shares redeemed	(1,264,470)	(837,577)
Net increase in shares	1,109,025	5,877,281
Shares outstanding:
Beginning of period	5,882,281	5,000
End of period	6,991,306	5,882,281

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND - CLASS I(2)
Shares sold	4,956,969	25,475,332
Shares issued to holders in reinvestment of dividends	375,830	144,938
Shares redeemed	(1,817,178)	(344,614)
Net increase in shares	3,515,621	25,275,656
Shares outstanding:
Beginning of period	25,275,656	—
End of period	28,791,277	25,275,656

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND - CLASS M(2)
Shares sold	1,801,418	11,487,918
Shares issued to holders in reinvestment of dividends	424,295	232,877
Shares redeemed	(877,563)	(2,419,313)
Net increase in shares	1,348,150	9,301,482
Shares outstanding:
Beginning of period	9,301,482	—
End of period	10,649,632	9,301,482

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND - CLASS I(2)
Shares sold	2,739,650	9,554,813
Shares issued to holders in reinvestment of dividends	149,493	47,360
Shares redeemed	(946,310)	(159,260)
Net increase in shares	1,942,833	9,442,913
Shares outstanding:
Beginning of period	9,442,913	—
End of period	11,385,746	9,442,913

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	65

Notes to Financial Statements	April 30, 2014 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND - CLASS M(2)	PERIOD ENDED APRIL 30, 2014	PERIOD ENDED OCTOBER 31, 2013
Shares sold	160,130	1,240,502
Shares issued to holders in reinvestment of dividends	68,246	20,956
Shares redeemed	(84,838)	(16,765)
Net increase in shares	143,538	1,244,693
Shares outstanding:
Beginning of period	1,244,693	—
End of period	1,388,231	1,244,693

STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND - CLASS I(3)
Shares sold	1,236,026	14,088,631
Shares issued to holders in reinvestment of dividends	176,175	157,775
Shares redeemed	(279,001)	(175,709)
Net increase in shares	1,133,200	14,070,697
Shares outstanding:
Beginning of period	14,070,697	—
End of period	15,203,897	14,070,697

STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND - CLASS M(3)
Shares sold	2,776,814	7,937,674
Shares issued to holders in reinvestment of dividends	128,301	126,487
Shares redeemed	(906,008)	(366,726)
Net increase in shares	1,999,107	7,697,435
Shares outstanding:
Beginning of period	7,697,435	—
End of period	9,696,542	7,697,435

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND - CLASS I(4)
Shares sold	5,737,514	—
Shares issued to holders in reinvestment of dividends	28,736	—
Shares redeemed	(9,037)	—
Net increase in shares	5,757,213	—
Shares outstanding:
Beginning of period	—	—
End of period	5,757,213	—

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND - CLASS M(4)
Shares sold	1,883,219	—
Shares issued to holders in reinvestment of dividends	9,044	—
Shares redeemed	(16,586)	—
Net increase in shares	1,875,677	—
Shares outstanding:
Beginning of period	—	—
End of period	1,875,677	—

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND - CLASS I(4)
Shares sold	3,475,446	—
Shares issued to holders in reinvestment of dividends	17,384	—
Shares redeemed	(3,604)	—
Net increase in shares	3,489,226	—
Shares outstanding:
Beginning of period	—	—
End of period	3,489,226	—

66	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Notes to Financial Statements	April 30, 2014 (Unaudited)

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND - CLASS M(4)	PERIOD ENDED APRIL 30, 2014	PERIOD ENDED OCTOBER 31, 2013
Shares sold	351,006	—
Shares issued to holders in reinvestment of dividends	1,330	—
Shares redeemed	(8,276)	—
Net increase in shares	344,060	—
Shares outstanding:
Beginning of period	—	—
End of period	344,060	—

STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND - CLASS I(4)
Shares sold	551,177	—
Shares issued to holders in reinvestment of dividends	2,383	—
Shares redeemed	(6,606)	—
Net increase in shares	546,954	—
Shares outstanding:
Beginning of period	—	—
End of period	546,954	—

STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND - CLASS M(4)
Shares sold	2,231,715	—
Shares issued to holders in reinvestment of dividends	9,265	—
Shares redeemed	(9,619)	—
Net increase in shares	2,231,361	—
Shares outstanding:
Beginning of period	—	—
End of period	2,231,361	—

(1)	Commenced operations on February 1, 2013.
(2)	Commenced operations on May 1, 2013.
(3)	Commenced operations on May 22, 2013.
(4)	Commenced operations on February 12, 2014.

10. Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period ended April 30, 2014. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

U.S. Master Variance Risk Premium Fund

ISSUER NAME	NOVEMBER 1, 2013 SHARE BALANCE	COST	ADDITIONS		REDUCTIONS		SHARE BALANCE AT APRIL 30, 2014	DIVIDEND INCOME	REALIZED GAIN/ (LOSS)	VALUE AT APRIL 30, 2014	COST AT APRIL 30, 2014
			SHARES	COST	SHARES	COST
Stone Ridge U.S. Variance Risk Premium Fund—Class I	14,391,969	$145,952,169	2,603,108	$27,250,000	252,789	$2,671,982	16,742,288	$3,333,854	$3,717,551	$174,287,220	$170,530,187
Stone Ridge U.S. Small Cap Variance Risk Premium Fund—Class I	7,040,135	71,937,683	1,602,751	16,625,000	109,582	1,172,579	8,533,304	1,631,402	2,736,057	85,674,373	87,390,104
		$217,889,852						$4,965,256	$6,453,608	$259,961,593	$257,920,292

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	67

Notes to Financial Statements	April 30, 2014 (Unaudited)

International Master Variance Risk Premium Fund

ISSUER NAME	FEBRUARY 12, 2014 SHARE BALANCE	(1)	COST	ADDITIONS		REDUCTIONS		SHARE BALANCE AT APRIL 30, 2014	DIVIDEND INCOME	REALIZED GAIN/ (LOSS)	VALUE AT APRIL 30, 2014	COST AT APRIL 30, 2014
				SHARES	COST	SHARES	COST
Stone Ridge International Developed Markets Variance Risk Premium Fund—Class I	—		$—	1,848,026	$18,513,006	—	$—	1,848,026	$ 93,007	$—	$18,554,186	$18,513,006
Stone Ridge Emerging Markets Variance Risk Premium Fund—Class I	—		—	924,451	9,256,580	—	—	924,451	46,580	—	9,253,757	9,256,580
			$—						$139,587	$—	$27,807,943	$27,769,586

(1)	Commencement of operations.

11. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At April 30, 2014, Stone Ridge U.S. Master Variance Risk Premium Fund held, for the benefit of its shareholders, 42% of the Stone Ridge U.S. Variance Risk Premium Fund and 67% of the Stone Risk U.S. Small Cap Variance Risk Premium Fund. Stone Ridge International Master Variance Risk Premium Fund held, for the benefit of its shareholders, 24% of the Stone Ridge International Developed Markets Variance Risk Premium Fund and 24% of the Stone Ridge Emerging Markets Variance Risk Premium Fund.

12. Subsequent Events

On March 25, 2014, the Trust filed an update to its registration statement to add one additional series to the Trust, the Stone Ridge Global Equity Variance Risk Premium Master Fund, which has not commenced operations.

68	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Expense Example (Unaudited)

As a shareholder of the Stone Ridge Funds (each a “Fund”, together the “Funds”), you may incur two types of costs (1) transaction costs, including redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire six month period (November 1, 2013 — April 30, 2014), with the exception of the Stone Ridge International Developed Markets Variance Risk Premium Fund example, the Stone Ridge Emerging Markets Variance Risk Premium Fund example and the Stone Ridge International Master Variance Risk Premium Fund example which begin on February 12, 2014, the Funds’ commencement of operations.

Actual Expenses

The first line of each of the tables below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2013	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2013 TO APRIL 30, 2014
Actual	$1,000.00	$1,034.40	$8.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.02	$8.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.77%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	69

Stone Ridge Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2013	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2013 TO APRIL 30, 2014
Actual	$1,000.00	$1,032.10	$9.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.32	$9.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2013	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2013 TO APRIL 30, 2014
Actual	$1,000.00	$1,035.00	$9.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.67	$9.20

*	Expenses are equal to the Fund’s annualized expense ratio of 1.84%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2013	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2013 TO APRIL 30, 2014
Actual	$1,000.00	$1,033.80	$10.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.88	$9.99

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2013	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2013 TO APRIL 30, 2014
Actual	$1,000.00	$1,038.60	$8.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.76	$8.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.62%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

70	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Stone Ridge U.S. Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2013	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2013 TO APRIL 30, 2014
Actual	$1,000.00	$1,037.70	$8.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.02	$8.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.77%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2013	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2013 TO APRIL 30, 2014
Actual	$1,000.00	$998.00	$8.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.66	$8.20

*	Expenses are equal to the Fund’s annualized expense ratio of 1.64%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2013	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2013 TO APRIL 30, 2014
Actual	$1,000.00	$997.00	$8.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.92	$8.95

*	Expenses are equal to the Fund’s annualized expense ratio of 1.79%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Master Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2013	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2013 TO APRIL 30, 2014
Actual	$1,000.00	$1,023.40	$1.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.80	$1.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	71

Stone Ridge U.S. Master Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2013	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2013 TO APRIL 30, 2014
Actual	$1,000.00	$1,022.70	$1.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.06	$1.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge International Developed Markets Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE FEBRUARY 12, 2014**	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* FEBRUARY 12, 2014 TO APRIL 30, 2014
Actual	$1,000.00	$1,009.00	$3.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,006.95	$3.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 78/365 to reflect the partial year period.
**	Commencement of operations.

Stone Ridge International Developed Markets Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE FEBRUARY 12, 2014**	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* FEBRUARY 12, 2014 TO APRIL 30, 2014
Actual	$1,000.00	$1,009.00	$4.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,006.62	$4.07

*	Expenses are equal to the Fund’s annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 78/365 to reflect the partial year period.
**	Commencement of operations.

Stone Ridge Emerging Markets Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE FEBRUARY 12, 2014**	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* FEBRUARY 12, 2014 TO APRIL 30, 2014
Actual	$1,000.00	$1,006.00	$3.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,006.84	$3.86

*	Expenses are equal to the Fund’s annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 78/365 to reflect the partial year period.
**	Commencement of operations.

72	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Stone Ridge Emerging Markets Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE FEBRUARY 12, 2014**	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* FEBRUARY 12, 2014 TO APRIL 30, 2014
Actual	$1,000.00	$1,006.00	$4.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,006.52	$4.18

*	Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 78/365 to reflect the partial year period.
**	Commencement of operations.

Stone Ridge International Master Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE FEBRUARY 12, 2014**	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* FEBRUARY 12, 2014 TO APRIL 30, 2014
Actual	$1,000.00	$1,005.70	$0.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.15	$0.54

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 78/365 to reflect the partial year period.
**	Commencement of operations.

Stone Ridge International Master Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE FEBRUARY 12, 2014**	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* FEBRUARY 12, 2014 TO APRIL 30, 2014
Actual	$1,000.00	$1,005.50	$0.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,009.83	$0.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 78/365 to reflect the partial year period.
**	Commencement of operations.

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	73

Additional Information (Unaudited)

1. Investment Advisory Agreement Disclosure

Initial Approval of Investment Advisory Agreements

The Investment Company Act of 1940, as amended, requires that the Board of Trustees (the “Board”) of the Stone Ridge Trust (the “Trust”), including a majority of the members of the Board who are not affiliated with the Trust’s investment adviser (“Independent Trustees”), voting separately, approve the investment advisory agreements for the Stone Ridge International Developed Markets Variance Risk Premium Fund, the Stone Ridge Emerging Markets Variance Risk Premium Fund, and the Stone Ridge International Master Variance Risk Premium Fund (each a “Fund” and together the “Funds”), each between the Trust, on behalf of the relevant Fund, and Stone Ridge Asset Management LLC (the “Adviser”), as investment adviser (such investment advisory agreements, the “Investment Advisory Agreements”).

At an in-person meeting held on September 19, 2013, the Board, including a majority of Independent Trustees, considered and approved each of the Investment Advisory Agreements. In their consideration of each Investment Advisory Agreement, the Independent Trustees had the opportunity to meet in executive session with legal counsel for the Trust and Funds without representatives of the Adviser present. In evaluating each Investment Advisory Agreement, the Board considered the information and materials furnished by the Adviser in advance of the meeting.

In connection with their consideration and approval of each Investment Advisory Agreement, the Board analyzed: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the investment strategies of the Adviser; (3) the cost of the services to be provided and projected profits to be realized by the Adviser from its relationship with the relevant Fund; and (4) the proposed expense ratio of the Fund. Because the Funds had not yet commenced operations, the Board was not able to consider whether economies of scale exist in managing the Funds.

In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the qualifications the Adviser’s personnel and the Adviser’s ability to attract investors for the Funds, including the Adviser’s track record of raising assets in the existing Funds in the Trust.

The Board concluded that the approval of each of the Investment Advisory Agreements was in the best interest of the Funds’ shareholders. The Board considered the presentation from the Adviser on the investment strategies for each Fund and the proposed cost of services to be provided by the Adviser and concluded they were appropriate, noting that the Adviser would not be charging an investment advisory fee to the Stone Ridge International Master Variance Risk Premium Fund because that fund would be investing all or nearly all its assets in the Stone Ridge International Developed Markets Variance Risk Premium Fund and the Stone Ridge Emerging Markets Variance Risk Premium Fund. The Board concluded that the proposed fees schedules were appropriate. The Board compared each Fund’s proposed expense ratio to those of other comparable mutual funds and considered the Adviser’s willingness to contractually cap the operating expenses of the Stone Ridge International Developed Markets Variance Risk Premium Fund and the Stone Ridge Emerging Markets Variance Risk Premium Fund. After review, the Board concluded that the proposed expense ratios for each of the Funds were appropriate.

Based on the foregoing, and such other matters as were deemed relevant, but with no single factor being determinative to their decision, the Board, including the Independent Trustees, concluded that the proposed Investment Advisory Agreements and advisory fees were fair and reasonable in relation to the services and expenses and such other matters as the Board has considered to be relevant in the exercise of their reasonable business judgment. As a result, the Board, including the Independent Trustees, concluded that the approval of the Investment Advisory Agreements was in the best interest of the Funds, and they approved the Investment Advisory Agreements for an initial two-year period.

Additional Consideration to Revisions of Certain Investment Advisory Agreements and Approval of Subsidiary Agreements

The Investment Company Act of 1940, as amended, requires that the Board of the Trust, including a majority of the Independent Trustees, voting separately, approve: (a) certain revisions to the investment advisory agreements for the Stone Ridge International Developed Markets Variance Risk Premium Fund and the Stone Ridge Emerging Markets Variance Risk Premium Fund (each a Fund and together the “Funds”), each between the Trust, on behalf of the relevant Fund, and Adviser, as investment adviser (such investment advisory agreements, the “Fund Investment Advisory

74	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Additional Information (Unaudited)

Agreements”); and (b) the investment advisory agreements between each of Stone Ridge International Developed Markets Variance Risk Premium Sub Fund Ltd and Stone Ridge Emerging Markets Variance Risk Premium Sub Fund Ltd (each, a “Subsidiary”) and the Adviser (the “Sub Investment Advisory Agreements,” and together with the Fund Investment Advisory Agreements, the “Investment Advisory Agreements”).

At an in-person meeting held on January 23, 2014, the Board, including a majority of Independent Trustees, considered and approved each of the revised Fund Investment Advisory Agreements and each of the Sub Investment Advisory Agreements. In their consideration of each Investment Advisory Agreement, the Independent Trustees had the opportunity to meet in executive session with legal counsel for the Trust and Funds without representatives of the Adviser present. In evaluating each Investment Advisory Agreement, the Board considered the information and materials furnished by the Adviser in advance of the meeting.

In considering the Fund Investment Advisory Agreements, the Board considered that the Board, including a majority of the Independent Trustees had recently approved the Funds’ initial investment advisory agreements at an in-person meeting held on September 19, 2013 (the “September 19 Meeting”). Accordingly, the Board focused on the revisions, noting that such revisions were designed to ensure that any advisory fee paid to the Adviser by a Subsidiary would not result in the Adviser receiving an advisory fee on the same assets. The Board reviewed and evaluated the information supplied by the Adviser during the September 19 Meeting and expressed their view that such information continues to support the approval of the revised Fund Investment Advisory Agreements.

In addition, in considering the approval of the Sub Investment Advisory Agreements, the Board noted that the Sub Investment Advisory Agreements were substantially similar to the Fund Investment Advisory Agreements and that if any fee is charged by the Adviser to the Subsidiaries, the overall advisory fee paid by investors in the Funds would not be increased because of the approval of the Fund Investment Advisory Agreements.

In connection with their consideration and approval of each Investment Advisory Agreement, the Board analyzed: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the investment strategies of the Adviser; (3) the cost of the services to be provided and projected profits to be realized by the Adviser from its relationship with the relevant Fund; and (4) the proposed expense ratio of the Fund. Because the Funds had not yet commenced operations, the Board was not able to consider whether economies of scale exist in managing the Funds.

In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the qualifications the Adviser’s personnel and the Adviser’s ability to attract investors for the Funds, including the Adviser’s track record of raising assets in the existing Funds in the Trust.

The Board concluded that the approval of each of the Investment Advisory Agreements was in the best interest of the Funds’ shareholders. The Board considered the presentation from the Adviser on the investment strategies for each Fund and the proposed cost of services to be provided by the Adviser and concluded they were appropriate. The Board concluded that the proposed fees schedules were appropriate. The Board compared each Fund’s proposed expense ratio to those of other comparable mutual funds and considered the Adviser’s willingness to contractually cap the operating expenses of the Stone Ridge International Developed Markets Variance Risk Premium Fund and the Stone Ridge Emerging Markets Variance Risk Premium Fund. After review, the Board concluded that the proposed expense ratios for each of the Funds were appropriate.

Based on the foregoing, and such other matters as were deemed relevant, but with no single factor being determinative to their decision, the Board, including the Independent Trustees, concluded that the proposed Investment Advisory Agreements and advisory fees were fair and reasonable in relation to the services and expenses and such other matters as the Board has considered to be relevant in the exercise of their reasonable business judgment. As a result, the Board, including the Independent Trustees, concluded that the approval of the revisions to the Fund Investment Advisory Agreements and the approval of the Sub Investment Advisory Agreements were in the best interest of the Funds and the Subsidiaries, respectively, and they approved the revisions to the Fund Investment Advisory Agreements and approved the Sub Investment Advisory Agreements for an initial two-year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	75

Additional Information (Unaudited)

2. Shareholder Notification of Federal Tax Status

For the fiscal period ended October 31, 2013, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Reinsurance Risk Premium Fund	9.19%
High Yield Reinsurance Risk Premium Fund	3.69%
U.S. VRP Fund	4.09%
U.S. Small Cap VRP Fund	0.08%
U.S. Master VRP Fund	3.24%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2013 was as follows:

PERCENTAGES
Reinsurance Risk Premium Fund	0.00%
High Yield Reinsurance Risk Premium Fund	0.00%
U.S. VRP Fund	4.09%
U.S. Small Cap VRP Fund	0.08%
U.S. Master VRP Fund	3.24%

For the period ended October 31, 2013, the funds designate the following percent of ordinary distributions paid as interest-related dividends under the Internal Revenue Code Section 871(k)(1)(c):

PERCENTAGES
Reinsurance Risk Premium Fund	0.17%
High Yield Reinsurance Risk Premium Fund	0.14%
U.S. VRP Fund	0.45%
U.S. Small Cap VRP Fund	0.41%
U.S. Master VRP Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

PERCENTAGES
Reinsurance Risk Premium Fund	0.00%
High Yield Reinsurance Risk Premium Fund	0.00%
U.S. VRP Fund	100.00%
U.S. Small Cap VRP Fund	100.00%
U.S. Master VRP Fund	0.18%

Shareholders should not use the above information to prepare their tax returns. Since each Fund’s fiscal year is not the calendar year, another notification will be made available with respect to calendar year 2013. Such notification, which will reflect the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with Form 1099-DIV and will be made available in February on the Funds’ website, www.stoneridgefunds.com. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in each of the Funds.

3. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

76	Stone Ridge Funds	Semi-Annual Report	April 30, 2014

Additional Information (Unaudited)

4. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov). The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov).

Stone Ridge Funds	Semi-Annual Report	April 30, 2014	77

Investment Adviser

Stone Ridge Asset Management, LLC

405 Lexington Avenue, 55th Floor

New York, NY 10174

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

                                                               SQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b)

under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Incorporated by reference to the Registrant’s Form N-CSR filed January 8, 2014.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title)* /s/ Ross Stevens
Ross Stevens, President

Date 7/8/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ross Stevens
Ross Stevens, President

Date 7/8/14

By (Signature and Title)* /s/ Patrick Kelly
Patrick Kelly, Treasurer

Date 7/8/14

*	Print the name and title of each signing officer under his or her signature.